UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2016

Item 1. Reports to Stockholders.

2016 Annual Report

May 31, 2016

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

Understanding your Lifecycle Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 38 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.(Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index* measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On January 1, 2016, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) within the funds’ composite benchmarks.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2015–May 31, 2016).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,015.22	$0.00		$1.86
5% annual hypothetical return	1,000.00	1,025.00	0.00		1.87
2010 Fund actual return	1,000.00	1,014.91	0.00		1.91
5% annual hypothetical return	1,000.00	1,025.00	0.00		1.92
2015 Fund actual return	1,000.00	1,013.19	0.00		1.91
5% annual hypothetical return	1,000.00	1,025.00	0.00		1.92
2020 Fund actual return	1,000.00	1,010.95	0.00		2.01
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.02
2025 Fund actual return	1,000.00	1,006.44	0.00		2.06
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.07
2030 Fund actual return	1,000.00	1,003.64	0.00		2.10
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.12
2035 Fund actual return	1,000.00	1,000.31	0.00		2.20
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.23
2040 Fund actual return	1,000.00	995.96	0.00		2.25
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28
2045 Fund actual return	1,000.00	996.85	0.00		2.25
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28
2050 Fund actual return	1,000.00	997.35	0.00		2.25
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28
2055 Fund actual return	1,000.00	998.17	0.00		2.25
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.28
2060 Fund actual return	1,000.00	999.16	0.00		2.30
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.33

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

6	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.37% for the Retirement Income Fund; 0.38% for the 2010 and 2015 Funds; 0.40% for the 2020 Fund; 0.41% for the 2025 Fund; 0.42% for the 2030 Fund; 0.44% for the 2035 Fund; 0.45% for the 2040, 2045, 2050 and 2055 Funds; and 0.46% for the 2060 Fund.

Expense examples

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Advisor Class	(12/4/15)	(5/31/16)	(12/4/15–5/31/16)		(12/4/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,015.68	$0.15		$1.97
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.02
2010 Fund actual return	1,000.00	1,013.91	0.15		1.97
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.02
2015 Fund actual return	1,000.00	1,012.10	0.10		2.02
5% annual hypothetical return	1,000.00	1,024.90	0.10		2.07
2020 Fund actual return	1,000.00	1,008.84	0.15		2.06
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.12
2025 Fund actual return	1,000.00	1,005.37	0.10		2.16
5% annual hypothetical return	1,000.00	1,024.90	0.10		2.23
2030 Fund actual return	1,000.00	1,001.53	0.15		2.20
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.28
2035 Fund actual return	1,000.00	998.31	0.15		2.25
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.33
2040 Fund actual return	1,000.00	993.98	0.15		2.29
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.38
2045 Fund actual return	1,000.00	993.98	0.15		2.34
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.43
2050 Fund actual return	1,000.00	994.53	0.15		2.34
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.43
2055 Fund actual return	1,000.00	995.60	0.15		2.34
5% annual hypothetical return	1,000.00	1,024.85	0.15		2.43
2060 Fund actual return	1,000.00	996.09	0.10		2.34
5% annual hypothetical return	1,000.00	1,024.90	0.10		2.43

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	7

Important information about expenses

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio from commencement of operations on December 4, 2015 through May 31, 2016, multiplied by the average fund value over the period, multiplied by 179/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 179 days in the period from commencement of operations on December 4, 2015 through May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.02% for the 2015, 2025 and 2060 Funds; and 0.03% for the Retirement Income, 2010, 2020, 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.40% for the Retirement Income and 2010 Funds; 0.41% for the 2015 Fund; 0.42% for the 2020 Fund; 0.44% for the 2025 Fund; 0.45% for the 2030 Fund; 0.46% for the 2035 Fund; 0.47% for the 2040 Fund; and 0.48% for the 2045, 2050, 2055 and 2060 Funds.

Expense examples

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,015.38	$0.76		$2.62
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.63
2010 Fund actual return	1,000.00	1,013.47	0.76		2.67
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.68
2015 Fund actual return	1,000.00	1,011.75	0.75		2.67
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.68
2020 Fund actual return	1,000.00	1,009.38	0.75		2.76
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.78
2025 Fund actual return	1,000.00	1,005.95	0.75		2.81
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.83
2030 Fund actual return	1,000.00	1,003.13	0.75		2.85
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.88
2035 Fund actual return	1,000.00	998.82	0.75		2.95
5% annual hypothetical return	1,000.00	1,024.25	0.76		2.98
2040 Fund actual return	1,000.00	996.39	0.75		2.99
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03

8	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Premier Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
2045 Fund actual return	$1,000.00	$ 996.36	$0.75		$2.99
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03
2050 Fund actual return	1,000.00	996.91	0.75		3.00
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03
2055 Fund actual return	1,000.00	996.89	0.75		3.00
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.03
2060 Fund actual return	1,000.00	997.48	0.75		3.05
5% annual hypothetical return	1,000.00	1,024.25	0.76		3.08

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.52% for the Retirement Income Fund; 0.53% for the 2010 and 2015 Funds; 0.55% for the 2020 Fund; 0.56% for the 2025 Fund; 0.57% for the 2030 Fund; 0.59% for the 2035 Fund; 0.60% for the 2040, 2045, 2050 and 2055 Funds; and 0.61% for the 2060 Fund.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,014.00	$1.26		$3.12
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.13
2010 Fund actual return	1,000.00	1,012.54	1.26		3.17
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.18
2015 Fund actual return	1,000.00	1,010.89	1.26		3.17
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.18
2020 Fund actual return	1,000.00	1,008.73	1.26		3.26
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.29
2025 Fund actual return	1,000.00	1,005.79	1.25		3.31
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.34
2030 Fund actual return	1,000.00	1,002.66	1.25		3.35
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.39
2035 Fund actual return	1,000.00	999.13	1.25		3.45
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.49
2040 Fund actual return	1,000.00	994.95	1.25		3.49
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54
2045 Fund actual return	1,000.00	995.21	1.25		3.49
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54
2050 Fund actual return	1,000.00	995.79	1.25		3.49
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54
2055 Fund actual return	1,000.00	997.19	1.25		3.50
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.54
2060 Fund actual return	1,000.00	997.89	1.25		3.55
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.59

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

10	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund; 0.63% for the 2010 and 2015 Funds; 0.65% for the 2020 Fund; 0.66% for the 2025 Fund; 0.67% for the 2030 Fund; 0.69% for the 2035 Fund; 0.70% for the 2040, 2045, 2050 and 2055 Funds; and 0.71% for the 2060 Fund.

Expense example

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Funds	value	value	during period	*	during period	†
Retail Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,013.98	$1.26		$3.12
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.13

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.62% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	11

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2016

For the twelve-month reporting period, all twelve TIAA-CREF Lifecycle Funds delivered negative total returns and underperformed their respective composite benchmarks. Returns for the Retirement Class ranged from –0.45% for the Retirement Income Fund to –4.03% for the Lifecycle 2040 Fund. The tables on the following pages show returns for all share classes of the funds.

The underperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.65 of a percentage point for the Retirement Income Fund to 1.42 percentage points for the Lifecycle 2050 Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

Market volatility reflects global economic uncertainty

The U.S. economy fared better than many economies around the world over the twelve-month period. The Federal Reserve, satisfied with the economy’s progress and improvement in the labor market, raised short-term interest rates 0.25% in December (the first increase since 2006). Stock prices rose but then pulled back as investors became concerned about the pace of future rate hikes, given challenges to the global economy—especially with regard to China’s slowing growth and the decline in commodity prices. Oil prices dropped below $27 per barrel in mid-February but later rebounded to $49.

Investors were heartened when the Fed signaled it might not raise rates as aggressively as had been anticipated in December. U.S. stocks, particularly those of energy companies, rallied in March. Although U.S. stocks rose modestly in April and May, returns were tempered by concerns about weak economic growth.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 0.22%. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations excluding the United States, returned –11.39% in U.S. dollars and –10.56% in local currency terms. Stocks in emerging markets declined for the twelve months but made a comeback in the last quarter of the reporting period, helped by the rally in oil prices.

U.S. investment-grade bond investors continued to be influenced by Fed statements about the U.S. economy’s ability to tolerate incremental interest rate increases. The broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, gained 2.99% for the period. Short-term bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index, gained 0.94%.

12	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Most funds suffer losses as foreign and some U.S. equities decline

Each Lifecycle Fund covered in this report delivered negative returns for the period, as most equity funds suffered losses.

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by declines in stocks and high-yield bonds. The Mid-Cap Growth and the Small-Cap Equity funds were the largest detractors from performance within U.S. equities. Each of the underlying funds in the international equity sector posted a sizable negative absolute return. Within fixed income, the High-Yield Fund also experienced declines. In contrast, the Enhanced Large-Cap Growth Index Fund, Large-Cap Growth Fund and all other investments in the bond sector achieved positive results.

Stocks restrain relative performance

Each Lifecycle Fund underperformed its composite index largely because of the results of several underlying funds in the U.S. equity sector. The Large-Cap Value, Enhanced Large-Cap Value Index and Growth & Income funds were the largest detractors from the Lifecycle Funds’ relative performance, respectively. Among foreign investments, the International Equity Fund hurt relative returns most. In the fixed-income sector, the High-Yield and Emerging Markets Debt funds detracted most.

These negative effects were offset most by the performance of the International Opportunities Fund, followed by Enhanced Large-Cap Growth Index Fund and Small-Cap Equity Fund. In the fixed-income sector, the Bond Fund further boosted relative performance of the Lifecycle Funds.

The Lifecycle Funds with larger allocations to stocks posted lower returns. For example, the 2040, 2045, 2050, 2055 and 2060 funds, each with approximately 90% of their assets invested in equities as of period-end, declined by as much as 4.03%. By comparison, the Retirement Income Fund, with approximately 60% of its portfolio invested in fixed income and 40% in equity funds at period-end, fell only 0.45%. (Returns of the Lifecycle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	13

Lifecycle Retirement Income Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
Lifecycle Retirement Income Fund	Inception date	1 year	5 years		since fund inception
Institutional Class	11/30/2007	–0.29%	5.28%		4.45%
Advisor Class	12/4/2015	–0.29 *	5.06	*	4.21	*
Premier Class	9/30/2009	–0.35	5.13		4.28	*
Retirement Class	11/30/2007	–0.45	5.03		4.19
Retail Class	11/30/2007	–0.45	5.03		4.26
Retirement Income Fund Composite Index†	—	0.20	5.13		4.56	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		4.43	‡
Russell 3000® Index	—	0.22	11.15		6.57	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI All Country World ex USA Index; 10.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	27.3%	28.0%
International equity	12.8	12.0
Fixed income
Fixed income	39.8	40.0
Short-term fixed income	10.0	10.0
Inflation-protected assets	9.9	10.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	15

Lifecycle 2010 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
Lifecycle 2010 Fund	Inception date	1 year	5 years		10 years
Institutional Class	1/17/2007	–0.44%	5.61%		5.29	%*
Advisor Class	12/4/2015	–0.66 *	5.37	*	5.04	*
Premier Class	9/30/2009	–0.58	5.45		5.10	*
Retirement Class	10/15/2004	–0.80	5.34		5.03
2010 Fund Composite Index†	—	–0.03	5.53		5.20
Broad market index
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		4.97
Russell 3000® Index	—	0.22	11.15		7.39

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2010 Fund Composite Index consisted of: 39.2% Barclays U.S. Aggregate Bond Index; 30.8% Russell 3000 Index; 13.2% MSCI All Country World ex USA Index; 8.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

16	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	30.2%	30.8%
International equity	14.0	13.2
Fixed income
Fixed income	39.0	39.2
Short-term fixed income	8.3	8.4
Inflation-protected assets	8.3	8.4
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	17

Lifecycle 2015 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
Lifecycle 2015 Fund	Inception date	1 year	5 years		10 years
Institutional Class	1/17/2007	–0.79%	5.89%		5.32	%*
Advisor Class	12/4/2015	–0.97 *	5.65	*	5.09	*
Premier Class	9/30/2009	–0.94	5.73		5.14	*
Retirement Class	10/15/2004	–1.09	5.63		5.07
2015 Fund Composite Index†	—	–0.26	5.88		5.26
Broad market index
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		4.97
Russell 3000® Index	—	0.22	11.15		7.39

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2015 Fund Composite Index consisted of: 38.2% Barclays U.S. Aggregate Bond Index; 34.3% Russell 3000 Index; 14.7% MSCI All Country World ex USA Index; 6.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

18	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	33.7%	34.3%
International equity	15.5	14.7
Fixed income
Fixed income	38.1	38.2
Short-term fixed income	6.3	6.4
Inflation-protected assets	6.3	6.4
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	19

Lifecycle 2020 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
Lifecycle 2020 Fund	Inception date	1 year	5 years		10 years
Institutional Class	1/17/2007	–1.26%	6.27%		5.31	%*
Advisor Class	12/4/2015	–1.45 *	6.02	*	5.07	*
Premier Class	9/30/2009	–1.42	6.10		5.14	*
Retirement Class	10/15/2004	–1.54	6.00		5.06
2020 Fund Composite Index†	—	–0.69	6.32		5.27
Broad market index
Russell 3000® Index	—	0.22	11.15		7.39
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		4.97

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2020 Fund Composite Index consisted of: 39.6% Russell 3000 Index; 34.7% Barclays U.S. Aggregate Bond Index; 16.9% MSCI All Country World ex USA Index; 4.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	38.9%	39.5%
International equity	17.7	16.9
Fixed income
Fixed income	34.6	34.8
Short-term fixed income	4.3	4.4
Inflation-protected assets	4.3	4.4
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	21

Lifecycle 2025 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
Lifecycle 2025 Fund	Inception date	1 year	5 years		10 years
Institutional Class	1/17/2007	–1.96%	6.60%		5.31	%*
Advisor Class	12/4/2015	–2.05 *	6.37	*	5.07	*
Premier Class	9/30/2009	–2.02	6.46		5.11	*
Retirement Class	10/15/2004	–2.17	6.35		5.05
2025 Fund Composite Index†	—	–1.12	6.75		5.29
Broad market index
Russell 3000® Index	—	0.22	11.15		7.39
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		4.97

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2025 Fund Composite Index consisted of: 45.2% Russell 3000 Index; 30.7% Barclays U.S. Aggregate Bond Index; 19.3% MSCI All Country World ex USA Index; 2.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	44.5%	45.1%
International equity	20.1	19.3
Fixed income
Fixed income	30.6	30.8
Short-term fixed income	2.4	2.4
Inflation-protected assets	2.3	2.4
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	23

Lifecycle 2030 Fund

Performance as of May 31, 2016

		Total return		Average annual total return
Lifecycle 2030 Fund	Inception date	1 year		5 years		10 years
Institutional Class	1/17/2007	–2.51%		6.91%		5.25	%*
Advisor Class	12/4/2015	–2.69	*	6.67	*	5.01	*
Premier Class	9/30/2009	–2.67		6.77		5.07	*
Retirement Class	10/15/2004	–2.73		6.66		5.01
2030 Fund Composite Index†	—	–1.57		7.15		5.29
Broad market index
Russell 3000® Index	—	0.22		11.15		7.39
Barclays U.S. Aggregate Bond Index	—	2.99		3.33		4.97

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2030 Fund Composite Index consisted of: 50.8% Russell 3000 Index; 26.7% Barclays U.S. Aggregate Bond Index; 21.7% MSCI All Country World ex USA Index; 0.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/16	Target allocation for 6/30/16
Equity
U.S. equity	50.1%	50.7%
International equity	22.4	21.7
Fixed income
Fixed income	26.6	26.8
Short-term fixed income	0.4	0.4
Inflation-protected assets	0.3	0.4
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	25

Lifecycle 2035 Fund

Performance as of May 31, 2016

		Total return		Average annual total return
Lifecycle 2035 Fund	Inception date	1 year		5 years		10 years
Institutional Class	1/17/2007	–3.08%		7.13%		5.37	%*
Advisor Class	12/4/2015	–3.22	*	6.90	*	5.14	*
Premier Class	9/30/2009	–3.33		6.98		5.20	*
Retirement Class	10/15/2004	–3.36		6.87		5.13
2035 Fund Composite Index†	—	–2.11		7.50		5.47
Broad market index
Russell 3000® Index	—	0.22		11.15		7.39
Barclays U.S. Aggregate Bond Index	—	2.99		3.33		4.97

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2035 Fund Composite Index consisted of: 56.4% Russell 3000 Index; 24.1% MSCI All Country World ex USA Index; and 19.5% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/16	Target allocation for 6/30/16
Equity
U.S. equity	55.7%	56.3%
International equity	24.8	24.1
Fixed income	19.3	19.6
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	27

Lifecycle 2040 Fund

Performance as of May 31, 2016

		Total return		Average annual total return
Lifecycle 2040 Fund	Inception date	1 year		5 years		10 years
Institutional Class	1/17/2007	–3.83%		7.31%		5.59	%*
Advisor Class	12/4/2015	–3.92	*	7.07	*	5.35	*
Premier Class	9/30/2009	–3.89		7.16		5.42	*
Retirement Class	10/15/2004	–4.03		7.04		5.34
2040 Fund Composite Index†	—	–2.67		7.73		5.67
Broad market index
Russell 3000® Index	—	0.22		11.15		7.39
Barclays U.S. Aggregate Bond Index	—	2.99		3.33		4.97

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional, Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional, Advisor and Premier classes. If those lower expenses had been reflected, the performance of these three classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2040 Fund Composite Index consisted of: 62.0% Russell 3000 Index; 26.5% MSCI All Country World ex USA Index; and 11.5% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/16	Target allocation for 6/30/16
Equity
U.S. equity	61.3%	61.9%
International equity	27.2	26.5
Fixed income	11.4	11.6
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	29

Lifecycle 2045 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
					since fund
Lifecycle 2045 Fund	Inception date	1 year	5 years		inception
Institutional Class	11/30/2007	–3.71%	7.31%		3.91%
Advisor Class	12/4/2015	–3.92 *	7.05	*	3.66	*
Premier Class	9/30/2009	–3.86	7.17		3.74	*
Retirement Class	11/30/2007	–3.98	7.04		3.65
2045 Fund Composite Index†	—	–2.59	7.75		4.48	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		6.57	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		4.43	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2045 Fund Composite Index consisted of: 63.7% Russell 3000 Index; 27.3% MSCI All Country World ex USA Index; and 9.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

30	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	62.9%	63.7%
International equity	28.0	27.3
Fixed income	8.9	9.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	31

Lifecycle 2050 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
					since fund
Lifecycle 2050 Fund	Inception date	1 year	5 years		inception
Institutional Class	11/30/2007	–3.67%	7.32%		3.89%
Advisor Class	12/4/2015	–3.88 *	7.07	*	3.63	*
Premier Class	9/30/2009	–3.73	7.18		3.71	*
Retirement Class	11/30/2007	–3.93	7.05		3.63
2050 Fund Composite Index†	—	–2.51	7.76		4.49	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		6.57	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		4.43	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on May 31, 2016, the 2050 Fund Composite Index consisted of: 64.6% Russell 3000 Index; 27.7% MSCI All Country World ex USA Index; and 7.7% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

32	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	63.7%	64.6%
International equity	28.3	27.7
Fixed income	7.7	7.7
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation
For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	33

Lifecycle 2055 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
					since fund
Lifecycle 2055 Fund	Inception date	1 year	5 years		inception
Institutional Class	4/29/2011	–3.62%	7.38%		6.93%
Advisor Class	12/4/2015	–3.73 *	7.13	*	6.69	*
Premier Class	4/29/2011	–3.76	7.21		6.76
Retirement Class	4/29/2011	–3.81	7.11		6.67
2055 Fund Composite Index†	—	–2.43	7.78		7.37	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		10.69	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		3.54	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the 2055 Fund Composite Index consisted of: 65.4% Russell 3000 Index; 28.1% MSCI All Country World ex USA Index; and 6.5% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

34	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	64.7%	65.5%
International equity	28.9	28.0
Fixed income	6.5	6.5
Other assets & liabilities, net	–0.1	—
Total	100.0	100.0

Target allocation
For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	35

Lifecycle 2060 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
			since fund
Lifecycle 2060 Fund	Inception date	1 year	inception
Institutional Class	9/26/2014	–3.52%	2.23%
Advisor Class	12/4/2015	–3.63 *	2.06	*
Premier Class	9/26/2014	–3.68	2.04
Retirement Class	9/26/2014	–3.74	1.99
2060 Fund Composite Index†	—	–2.35	2.18	‡
Broad market index
Russell 3000® Index	—	0.22	5.07	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.50	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the 2060 Fund Composite Index consisted of: 66.4% Russell 3000 Index; 28.4% MSCI All Country World ex USA Index; and 5.2% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

36	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	62.8%	66.3%
International equity	27.8	28.4
Fixed income	5.0	5.3
Other assets & liabilities, net	4.4	—
Total	100.0	100.0

Target allocation
For June 30, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	37

Portfolio of investments

Lifecycle Retirement Income Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.8% (a)
FIXED INCOME—39.8%
9,423,608	TIAA-CREF Bond Fund		$98,853,644	24.9%
4,134,811	TIAA-CREF Bond Plus Fund		43,498,213	10.9
413,908	TIAA-CREF Emerging Markets Debt Fund		3,956,958	1.0
1,279,262	TIAA-CREF High-Yield Fund		11,871,555	3.0
	TOTAL FIXED INCOME		158,180,370	39.8
INFLATION-PROTECTED ASSETS—9.9%
3,434,182	TIAA-CREF Inflation-Linked Bond Fund		39,458,747	9.9
	TOTAL INFLATION-PROTECTED ASSETS		39,458,747	9.9
INTERNATIONAL EQUITY—12.8%
1,007,571	TIAA-CREF Emerging Markets Equity Fund		8,665,114	2.2
1,859,272	TIAA-CREF Enhanced International Equity Index Fund		12,773,201	3.2
335,360	TIAA-CREF Global Natural Resources Fund		2,401,177	0.6
1,438,928	TIAA-CREF International Equity Fund		15,123,136	3.8
1,165,808	TIAA-CREF International Opportunities Fund		11,809,637	3.0
	TOTAL INTERNATIONAL EQUITY		50,772,265	12.8
SHORT-TERM FIXED INCOME—10.0%
27,929	TIAA-CREF Money Market Fund		27,929	0.0
3,820,510	TIAA-CREF Short-Term Bond Fund		39,504,069	10.0
	TOTAL SHORT-TERM FIXED INCOME		39,531,998	10.0
U.S. EQUITY—27.3%
1,820,860	TIAA-CREF Enhanced Large-Cap Growth Index Fund		19,865,585	5.0
2,031,954	TIAA-CREF Enhanced Large-Cap Value Index Fund		19,059,727	4.8
1,506,173	TIAA-CREF Growth & Income Fund		17,561,975	4.4
1,356,142	TIAA-CREF Large-Cap Growth Fund		21,142,253	5.3
1,215,877	TIAA-CREF Large-Cap Value Fund		20,329,472	5.1
48,299	TIAA-CREF Mid-Cap Growth Fund		927,828	0.3
45,026	TIAA-CREF Mid-Cap Value Fund		978,407	0.3
526,997	TIAA-CREF Small-Cap Equity Fund		8,373,987	2.1
	TOTAL U.S. EQUITY		108,239,234	27.3
	TOTAL TIAA-CREF FUNDS	(Cost $376,690,995)	396,182,614	99.8

	TOTAL PORTFOLIO	(Cost $376,690,995)	396,182,614	99.8
	OTHER ASSETS & LIABILITIES, NET		868,273	0.2
	NET ASSETS		$397,050,887	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.8% (a)
FIXED INCOME—39.0%
25,277,456	TIAA-CREF Bond Fund		$265,160,510	24.1%
11,468,685	TIAA-CREF Bond Plus Fund		120,650,562	10.9
1,146,980	TIAA-CREF Emerging Markets Debt Fund		10,965,127	1.0
3,550,575	TIAA-CREF High-Yield Fund		32,949,334	3.0
	TOTAL FIXED INCOME		429,725,533	39.0
INFLATION-PROTECTED ASSETS—8.3%
7,958,160	TIAA-CREF Inflation-Linked Bond Fund		91,439,259	8.3
	TOTAL INFLATION-PROTECTED ASSETS		91,439,259	8.3
INTERNATIONAL EQUITY—14.0%
3,042,722	TIAA-CREF Emerging Markets Equity Fund		26,167,411	2.4
5,689,995	TIAA-CREF Enhanced International Equity Index Fund		39,090,264	3.5
1,024,219	TIAA-CREF Global Natural Resources Fund		7,333,405	0.7
4,338,598	TIAA-CREF International Equity Fund		45,598,666	4.1
3,567,331	TIAA-CREF International Opportunities Fund		36,137,062	3.3
	TOTAL INTERNATIONAL EQUITY		154,326,808	14.0
SHORT-TERM FIXED INCOME—8.3%
58,970	TIAA-CREF Money Market Fund		58,970	0.0
8,852,711	TIAA-CREF Short-Term Bond Fund		91,537,031	8.3
	TOTAL SHORT-TERM FIXED INCOME		91,596,001	8.3
U.S. EQUITY—30.2%
5,606,293	TIAA-CREF Enhanced Large-Cap Growth Index Fund		61,164,659	5.6
6,252,540	TIAA-CREF Enhanced Large-Cap Value Index Fund		58,648,827	5.3
4,611,593	TIAA-CREF Growth & Income Fund		53,771,171	4.9
4,141,634	TIAA-CREF Large-Cap Growth Fund		64,568,080	5.9
3,718,801	TIAA-CREF Large-Cap Value Fund		62,178,355	5.6
157,129	TIAA-CREF Mid-Cap Growth Fund		3,018,440	0.3
145,608	TIAA-CREF Mid-Cap Value Fund		3,164,059	0.3
1,611,867	TIAA-CREF Small-Cap Equity Fund		25,612,568	2.3
	TOTAL U.S. EQUITY		332,126,159	30.2
	TOTAL TIAA-CREF FUNDS	(Cost $993,420,484)	1,099,213,760	99.8

	TOTAL PORTFOLIO	(Cost $993,420,484)	1,099,213,760	99.8
	OTHER ASSETS & LIABILITIES, NET		1,832,692	0.2
	NET ASSETS		$1,101,046,452	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	39

Portfolio of investments

Lifecycle 2015 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.9% (a)
FIXED INCOME—38.1%
38,550,639	TIAA-CREF Bond Fund		$404,396,208	23.1%
18,241,486	TIAA-CREF Bond Plus Fund		191,900,432	11.0
1,828,012	TIAA-CREF Emerging Markets Debt Fund		17,475,792	1.0
5,643,732	TIAA-CREF High-Yield Fund		52,373,829	3.0
	TOTAL FIXED INCOME		666,146,261	38.1
INFLATION-PROTECTED ASSETS—6.3%
9,628,876	TIAA-CREF Inflation-Linked Bond Fund		110,635,787	6.3
	TOTAL INFLATION-PROTECTED ASSETS		110,635,787	6.3
INTERNATIONAL EQUITY—15.5%
5,325,545	TIAA-CREF Emerging Markets Equity Fund		45,799,688	2.6
10,074,436	TIAA-CREF Enhanced International Equity Index Fund		69,211,377	4.0
1,815,965	TIAA-CREF Global Natural Resources Fund		13,002,310	0.7
7,560,094	TIAA-CREF International Equity Fund		79,456,592	4.5
6,307,327	TIAA-CREF International Opportunities Fund		63,893,225	3.7
	TOTAL INTERNATIONAL EQUITY		271,363,192	15.5
SHORT-TERM FIXED INCOME—6.3%
143,165	TIAA-CREF Money Market Fund		143,165	0.0
10,711,007	TIAA-CREF Short-Term Bond Fund		110,751,814	6.3
	TOTAL SHORT-TERM FIXED INCOME		110,894,979	6.3
U.S. EQUITY—33.7%
9,975,877	TIAA-CREF Enhanced Large-Cap Growth Index Fund		108,836,814	6.2
11,137,657	TIAA-CREF Enhanced Large-Cap Value Index Fund		104,471,225	6.0
8,166,868	TIAA-CREF Growth & Income Fund		95,225,675	5.5
7,325,583	TIAA-CREF Large-Cap Growth Fund		114,205,838	6.5
6,585,687	TIAA-CREF Large-Cap Value Fund		110,112,680	6.3
293,376	TIAA-CREF Mid-Cap Growth Fund		5,635,748	0.3
273,213	TIAA-CREF Mid-Cap Value Fund		5,936,923	0.3
2,853,593	TIAA-CREF Small-Cap Equity Fund		45,343,588	2.6
	TOTAL U.S. EQUITY		589,768,491	33.7
	TOTAL TIAA-CREF FUNDS	(Cost $1,766,663,990)	1,748,808,710	99.9

	TOTAL PORTFOLIO	(Cost $1,766,663,990)	1,748,808,710	99.9
	OTHER ASSETS & LIABILITIES, NET		1,330,644	0.1
	NET ASSETS		$1,750,139,354	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.8% (a)
FIXED INCOME—34.6%
56,023,817	TIAA-CREF Bond Fund		$587,689,841	19.6%
31,176,835	TIAA-CREF Bond Plus Fund		327,980,305	11.0
3,116,813	TIAA-CREF Emerging Markets Debt Fund		29,796,731	1.0
9,648,774	TIAA-CREF High-Yield Fund		89,540,623	3.0
	TOTAL FIXED INCOME		1,035,007,500	34.6
INFLATION-PROTECTED ASSETS—4.3%
11,277,717	TIAA-CREF Inflation-Linked Bond Fund		129,580,963	4.3
	TOTAL INFLATION-PROTECTED ASSETS		129,580,963	4.3
INTERNATIONAL EQUITY—17.7%
10,312,966	TIAA-CREF Emerging Markets Equity Fund		88,691,511	3.0
19,842,466	TIAA-CREF Enhanced International Equity Index Fund		136,317,741	4.5
3,569,982	TIAA-CREF Global Natural Resources Fund		25,561,070	0.9
14,637,284	TIAA-CREF International Equity Fund		153,837,856	5.1
12,443,932	TIAA-CREF International Opportunities Fund		126,057,036	4.2
	TOTAL INTERNATIONAL EQUITY		530,465,214	17.7
SHORT-TERM FIXED INCOME—4.3%
191,615	TIAA-CREF Money Market Fund		191,615	0.0
12,545,223	TIAA-CREF Short-Term Bond Fund		129,717,610	4.3
	TOTAL SHORT-TERM FIXED INCOME		129,909,225	4.3
U.S. EQUITY—38.9%
19,744,414	TIAA-CREF Enhanced Large-Cap Growth Index Fund		215,411,553	7.2
22,049,912	TIAA-CREF Enhanced Large-Cap Value Index Fund		206,828,175	6.9
16,065,571	TIAA-CREF Growth & Income Fund		187,324,563	6.3
14,423,943	TIAA-CREF Large-Cap Growth Fund		224,869,274	7.5
12,943,951	TIAA-CREF Large-Cap Value Fund		216,422,866	7.2
613,272	TIAA-CREF Mid-Cap Growth Fund		11,780,960	0.4
565,731	TIAA-CREF Mid-Cap Value Fund		12,293,336	0.4
5,614,602	TIAA-CREF Small-Cap Equity Fund		89,216,033	3.0
	TOTAL U.S. EQUITY		1,164,146,760	38.9
	TOTAL TIAA-CREF FUNDS	(Cost $2,997,301,710)	2,989,109,662	99.8

	TOTAL PORTFOLIO	(Cost $2,997,301,710)	2,989,109,662	99.8
	OTHER ASSETS & LIABILITIES, NET		4,633,539	0.2
	NET ASSETS		$2,993,743,201	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	41

Portfolio of investments

Lifecycle 2025 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.9% (a)
FIXED INCOME—30.6%
46,309,985	TIAA-CREF Bond Fund		$485,791,745	15.6%
32,328,940	TIAA-CREF Bond Plus Fund		340,100,452	11.0
3,237,850	TIAA-CREF Emerging Markets Debt Fund		30,953,848	1.0
10,004,326	TIAA-CREF High-Yield Fund		92,840,148	3.0
	TOTAL FIXED INCOME		949,686,193	30.6
INFLATION-PROTECTED ASSETS—2.3%
6,325,614	TIAA-CREF Inflation-Linked Bond Fund		72,681,300	2.3
	TOTAL INFLATION-PROTECTED ASSETS		72,681,300	2.3
INTERNATIONAL EQUITY—20.1%
12,045,852	TIAA-CREF Emerging Markets Equity Fund		103,594,328	3.3
23,502,091	TIAA-CREF Enhanced International Equity Index Fund		161,459,364	5.2
4,239,713	TIAA-CREF Global Natural Resources Fund		30,356,346	1.0
17,074,445	TIAA-CREF International Equity Fund		179,452,421	5.8
14,719,146	TIAA-CREF International Opportunities Fund		149,104,951	4.8
	TOTAL INTERNATIONAL EQUITY		623,967,410	20.1
SHORT-TERM FIXED INCOME—2.4%
187,767	TIAA-CREF Money Market Fund		187,767	0.0
7,035,023	TIAA-CREF Short-Term Bond Fund		72,742,135	2.4
	TOTAL SHORT-TERM FIXED INCOME		72,929,902	2.4
U.S. EQUITY—44.5%
23,438,915	TIAA-CREF Enhanced Large-Cap Growth Index Fund		255,718,567	8.2
26,206,100	TIAA-CREF Enhanced Large-Cap Value Index Fund		245,813,214	7.9
19,006,571	TIAA-CREF Growth & Income Fund		221,616,622	7.1
17,125,793	TIAA-CREF Large-Cap Growth Fund		266,991,118	8.6
15,317,775	TIAA-CREF Large-Cap Value Fund		256,113,199	8.3
759,365	TIAA-CREF Mid-Cap Growth Fund		14,587,395	0.5
701,012	TIAA-CREF Mid-Cap Value Fund		15,232,992	0.5
6,642,998	TIAA-CREF Small-Cap Equity Fund		105,557,243	3.4
	TOTAL U.S. EQUITY		1,381,630,350	44.5
	TOTAL TIAA-CREF FUNDS	(Cost $3,088,739,715)	3,100,895,155	99.9

	TOTAL PORTFOLIO	(Cost $3,088,739,715)	3,100,895,155	99.9
	OTHER ASSETS & LIABILITIES, NET		3,902,411	0.1
	NET ASSETS		$3,104,797,566	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.8% (a)
FIXED INCOME—26.6%
35,529,538	TIAA-CREF Bond Fund		$372,704,851	12.5%
28,775,173	TIAA-CREF Bond Plus Fund		302,714,825	10.1
3,107,039	TIAA-CREF Emerging Markets Debt Fund		29,703,298	1.0
9,626,745	TIAA-CREF High-Yield Fund		89,336,192	3.0
	TOTAL FIXED INCOME		794,459,166	26.6
INFLATION-PROTECTED ASSETS—0.3%
917,845	TIAA-CREF Inflation-Linked Bond Fund		10,546,037	0.3
	TOTAL INFLATION-PROTECTED ASSETS		10,546,037	0.3
INTERNATIONAL EQUITY—22.4%
12,895,616	TIAA-CREF Emerging Markets Equity Fund		110,902,295	3.7
25,382,641	TIAA-CREF Enhanced International Equity Index Fund		174,378,746	5.8
4,565,979	TIAA-CREF Global Natural Resources Fund		32,692,412	1.1
18,263,999	TIAA-CREF International Equity Fund		191,954,632	6.4
15,933,643	TIAA-CREF International Opportunities Fund		161,407,803	5.4
	TOTAL INTERNATIONAL EQUITY		671,335,888	22.4
SHORT-TERM FIXED INCOME—0.4%
180,589	TIAA-CREF Money Market Fund		180,589	0.0
1,020,929	TIAA-CREF Short-Term Bond Fund		10,556,405	0.4
	TOTAL SHORT-TERM FIXED INCOME		10,736,994	0.4
U.S. EQUITY—50.1%
25,508,624	TIAA-CREF Enhanced Large-Cap Growth Index Fund		278,299,091	9.3
28,469,909	TIAA-CREF Enhanced Large-Cap Value Index Fund		267,047,746	8.9
20,546,205	TIAA-CREF Growth & Income Fund		239,568,748	8.0
18,446,717	TIAA-CREF Large-Cap Growth Fund		287,584,318	9.6
16,557,689	TIAA-CREF Large-Cap Value Fund		276,844,555	9.3
851,006	TIAA-CREF Mid-Cap Growth Fund		16,347,833	0.6
782,881	TIAA-CREF Mid-Cap Value Fund		17,012,011	0.6
7,184,906	TIAA-CREF Small-Cap Equity Fund		114,168,157	3.8
	TOTAL U.S. EQUITY		1,496,872,459	50.1
	TOTAL TIAA-CREF FUNDS	(Cost $2,949,630,893)	2,983,950,544	99.8

	TOTAL PORTFOLIO	(Cost $2,949,630,893)	2,983,950,544	99.8
	OTHER ASSETS & LIABILITIES, NET		5,349,423	0.2
	NET ASSETS		$2,989,299,967	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	43

Portfolio of investments

Lifecycle 2035 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.8% (a)
FIXED INCOME—19.3%
22,428,179	TIAA-CREF Bond Fund		$235,271,603	7.8%
21,359,789	TIAA-CREF Bond Plus Fund		224,704,985	7.5
3,113,614	TIAA-CREF Emerging Markets Debt Fund		29,766,147	1.0
9,651,050	TIAA-CREF High-Yield Fund		89,561,745	3.0
	TOTAL FIXED INCOME		579,304,480	19.3
INTERNATIONAL EQUITY—24.8%
14,231,283	TIAA-CREF Emerging Markets Equity Fund		122,389,038	4.1
28,244,847	TIAA-CREF Enhanced International Equity Index Fund		194,042,101	6.5
5,098,761	TIAA-CREF Global Natural Resources Fund		36,507,128	1.2
20,136,072	TIAA-CREF International Equity Fund		211,630,120	7.0
17,746,193	TIAA-CREF International Opportunities Fund		179,768,931	6.0
	TOTAL INTERNATIONAL EQUITY		744,337,318	24.8
SHORT-TERM FIXED INCOME—0.0%
186,540	TIAA-CREF Money Market Fund		186,540	0.0
	TOTAL SHORT-TERM FIXED INCOME		186,540	0.0
U.S. EQUITY—55.7%
28,373,642	TIAA-CREF Enhanced Large-Cap Growth Index Fund		309,556,439	10.3
31,754,058	TIAA-CREF Enhanced Large-Cap Value Index Fund		297,853,067	9.9
22,852,307	TIAA-CREF Growth & Income Fund		266,457,903	8.9
20,582,348	TIAA-CREF Large-Cap Growth Fund		320,878,807	10.7
18,418,189	TIAA-CREF Large-Cap Value Fund		307,952,117	10.3
971,567	TIAA-CREF Mid-Cap Growth Fund		18,663,797	0.6
892,675	TIAA-CREF Mid-Cap Value Fund		19,397,835	0.7
7,997,702	TIAA-CREF Small-Cap Equity Fund		127,083,487	4.3
	TOTAL U.S. EQUITY		1,667,843,452	55.7
	TOTAL TIAA-CREF FUNDS	(Cost $2,933,981,190)	2,991,671,790	99.8

	TOTAL PORTFOLIO	(Cost $2,933,981,190)	2,991,671,790	99.8
	OTHER ASSETS & LIABILITIES, NET		5,040,040	0.2
	NET ASSETS		$2,996,711,830	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.9% (a)
FIXED INCOME—11.4%
5,096,717	TIAA-CREF Bond Fund		$53,464,563	1.4%
21,429,941	TIAA-CREF Bond Plus Fund		225,442,975	6.0
3,926,250	TIAA-CREF Emerging Markets Debt Fund		37,534,954	1.0
12,157,505	TIAA-CREF High-Yield Fund		112,821,648	3.0
	TOTAL FIXED INCOME		429,264,140	11.4
INTERNATIONAL EQUITY—27.2%
19,584,204	TIAA-CREF Emerging Markets Equity Fund		168,424,155	4.5
39,111,320	TIAA-CREF Enhanced International Equity Index Fund		268,694,767	7.1
7,040,510	TIAA-CREF Global Natural Resources Fund		50,410,054	1.3
27,656,668	TIAA-CREF International Equity Fund		290,671,577	7.7
24,579,831	TIAA-CREF International Opportunities Fund		248,993,691	6.6
	TOTAL INTERNATIONAL EQUITY		1,027,194,244	27.2
SHORT-TERM FIXED INCOME—0.0%
273,445	TIAA-CREF Money Market Fund		273,445	0.0
	TOTAL SHORT-TERM FIXED INCOME		273,445	0.0
U.S. EQUITY—61.3%
39,444,045	TIAA-CREF Enhanced Large-Cap Growth Index Fund		430,334,531	11.4
44,026,108	TIAA-CREF Enhanced Large-Cap Value Index Fund		412,964,895	10.9
31,647,095	TIAA-CREF Growth & Income Fund		369,005,125	9.8
28,493,017	TIAA-CREF Large-Cap Growth Fund		444,206,138	11.8
25,524,267	TIAA-CREF Large-Cap Value Fund		426,765,737	11.3
1,374,905	TIAA-CREF Mid-Cap Growth Fund		26,411,918	0.7
1,266,588	TIAA-CREF Mid-Cap Value Fund		27,522,966	0.7
11,061,461	TIAA-CREF Small-Cap Equity Fund		175,766,614	4.7
	TOTAL U.S. EQUITY		2,312,977,924	61.3
	TOTAL TIAA-CREF FUNDS	(Cost $3,665,528,639)	3,769,709,753	99.9

	TOTAL PORTFOLIO	(Cost $3,665,528,639)	3,769,709,753	99.9
	OTHER ASSETS & LIABILITIES, NET		5,240,002	0.1
	NET ASSETS		$3,774,949,755	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	45

Portfolio of investments

Lifecycle 2045 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.8% (a)
FIXED INCOME—8.9%
7,563,708	TIAA-CREF Bond Plus Fund		$79,570,209	4.9%
1,673,488	TIAA-CREF Emerging Markets Debt Fund		15,998,547	1.0
5,170,640	TIAA-CREF High-Yield Fund		47,983,538	3.0
	TOTAL FIXED INCOME		143,552,294	8.9
INTERNATIONAL EQUITY—28.0%
8,567,745	TIAA-CREF Emerging Markets Equity Fund		73,682,604	4.6
17,124,301	TIAA-CREF Enhanced International Equity Index Fund		117,643,945	7.3
3,091,478	TIAA-CREF Global Natural Resources Fund		22,134,982	1.4
12,068,732	TIAA-CREF International Equity Fund		126,842,370	7.9
10,739,192	TIAA-CREF International Opportunities Fund		108,788,016	6.8
	TOTAL INTERNATIONAL EQUITY		449,091,917	28.0
SHORT-TERM FIXED INCOME—0.0%
81,040	TIAA-CREF Money Market Fund		81,040	0.0
	TOTAL SHORT-TERM FIXED INCOME		81,040	0.0
U.S. EQUITY—62.9%
17,259,285	TIAA-CREF Enhanced Large-Cap Growth Index Fund		188,298,804	11.7
19,263,541	TIAA-CREF Enhanced Large-Cap Value Index Fund		180,692,013	11.3
13,786,876	TIAA-CREF Growth & Income Fund		160,754,969	10.0
12,410,798	TIAA-CREF Large-Cap Growth Fund		193,484,333	12.0
11,130,172	TIAA-CREF Large-Cap Value Fund		186,096,470	11.6
605,270	TIAA-CREF Mid-Cap Growth Fund		11,627,244	0.7
555,053	TIAA-CREF Mid-Cap Value Fund		12,061,303	0.8
4,833,675	TIAA-CREF Small-Cap Equity Fund		76,807,100	4.8
	TOTAL U.S. EQUITY		1,009,822,236	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $1,537,274,473)	1,602,547,487	99.8

	TOTAL PORTFOLIO	(Cost $1,537,274,473)	1,602,547,487	99.8
	OTHER ASSETS & LIABILITIES, NET		3,334,780	0.2
	NET ASSETS		$1,605,882,267	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.7% (a)
FIXED INCOME—7.7%
3,438,901	TIAA-CREF Bond Plus Fund		$36,177,244	3.7%
1,015,829	TIAA-CREF Emerging Markets Debt Fund		9,711,323	1.0
3,139,778	TIAA-CREF High-Yield Fund		29,137,142	3.0
	TOTAL FIXED INCOME		75,025,709	7.7
INTERNATIONAL EQUITY—28.3%
5,266,940	TIAA-CREF Emerging Markets Equity Fund		45,295,680	4.6
10,540,547	TIAA-CREF Enhanced International Equity Index Fund		72,413,556	7.4
1,904,013	TIAA-CREF Global Natural Resources Fund		13,632,731	1.4
7,422,562	TIAA-CREF International Equity Fund		78,011,122	8.0
6,610,245	TIAA-CREF International Opportunities Fund		66,961,781	6.9
	TOTAL INTERNATIONAL EQUITY		276,314,870	28.3
SHORT-TERM FIXED INCOME—0.0%
41,908	TIAA-CREF Money Market Fund		41,908	0.0
	TOTAL SHORT-TERM FIXED INCOME		41,908	0.0
U.S. EQUITY—63.7%
10,617,360	TIAA-CREF Enhanced Large-Cap Growth Index Fund		115,835,393	11.9
11,846,111	TIAA-CREF Enhanced Large-Cap Value Index Fund		111,116,520	11.4
8,474,402	TIAA-CREF Growth & Income Fund		98,811,530	10.1
7,629,229	TIAA-CREF Large-Cap Growth Fund		118,939,673	12.2
6,842,358	TIAA-CREF Large-Cap Value Fund		114,404,232	11.7
371,864	TIAA-CREF Mid-Cap Growth Fund		7,143,514	0.7
342,037	TIAA-CREF Mid-Cap Value Fund		7,432,466	0.8
2,971,933	TIAA-CREF Small-Cap Equity Fund		47,224,015	4.9
	TOTAL U.S. EQUITY		620,907,343	63.7
	TOTAL TIAA-CREF FUNDS	(Cost $939,507,444)	972,289,830	99.7

	TOTAL PORTFOLIO	(Cost $939,507,444)	972,289,830	99.7
	OTHER ASSETS & LIABILITIES, NET		2,509,000	0.3
	NET ASSETS		$974,798,830	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	47

Portfolio of investments

Lifecycle 2055 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—100.1% (a)
FIXED INCOME—6.5%
480,842	TIAA-CREF Bond Plus Fund		$5,058,455	2.5%
213,544	TIAA-CREF Emerging Markets Debt Fund		2,041,478	1.0
659,945	TIAA-CREF High-Yield Fund		6,124,291	3.0
	TOTAL FIXED INCOME		13,224,224	6.5
INTERNATIONAL EQUITY—28.9%
1,121,822	TIAA-CREF Emerging Markets Equity Fund		9,647,673	4.7
2,248,956	TIAA-CREF Enhanced International Equity Index Fund		15,450,328	7.6
406,269	TIAA-CREF Global Natural Resources Fund		2,908,887	1.4
1,580,075	TIAA-CREF International Equity Fund		16,606,593	8.2
1,408,967	TIAA-CREF International Opportunities Fund		14,272,832	7.0
	TOTAL INTERNATIONAL EQUITY		58,886,313	28.9
SHORT-TERM FIXED INCOME—0.0%
6,600	TIAA-CREF Money Market Fund		6,600	0.0
	TOTAL SHORT-TERM FIXED INCOME		6,600	0.0
U.S. EQUITY—64.7%
2,257,060	TIAA-CREF Enhanced Large-Cap Growth Index Fund		24,624,529	12.1
2,517,778	TIAA-CREF Enhanced Large-Cap Value Index Fund		23,616,756	11.6
1,802,729	TIAA-CREF Growth & Income Fund		21,019,823	10.3
1,619,106	TIAA-CREF Large-Cap Growth Fund		25,241,857	12.4
1,453,134	TIAA-CREF Large-Cap Value Fund		24,296,397	11.9
79,502	TIAA-CREF Mid-Cap Growth Fund		1,527,225	0.7
72,697	TIAA-CREF Mid-Cap Value Fund		1,579,711	0.8
631,297	TIAA-CREF Small-Cap Equity Fund		10,031,303	4.9
	TOTAL U.S. EQUITY		131,937,601	64.7
	TOTAL TIAA-CREF FUNDS	(Cost $203,261,321)	204,054,738	100.1

	TOTAL PORTFOLIO	(Cost $203,261,321)	204,054,738	100.1
	OTHER ASSETS & LIABILITIES, NET		(135,337)	(0.1)
	NET ASSETS		$203,919,401	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

48	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2060 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—95.6% (a)
FIXED INCOME—5.0%
14,122	TIAA-CREF Bond Plus Fund		$148,565	1.2%
12,758	TIAA-CREF Emerging Markets Debt Fund		121,970	0.9
39,482	TIAA-CREF High-Yield Fund		366,398	2.9
	TOTAL FIXED INCOME		636,933	5.0
INTERNATIONAL EQUITY—27.8%
67,890	TIAA-CREF Emerging Markets Equity Fund		583,852	4.6
135,866	TIAA-CREF Enhanced International Equity Index Fund		933,399	7.3
24,490	TIAA-CREF Global Natural Resources Fund		175,349	1.4
95,509	TIAA-CREF International Equity Fund		1,003,795	7.8
85,147	TIAA-CREF International Opportunities Fund		862,540	6.7
	TOTAL INTERNATIONAL EQUITY		3,558,935	27.8
SHORT-TERM FIXED INCOME—0.0%
100	TIAA-CREF Money Market Fund		100	0.0
	TOTAL SHORT-TERM FIXED INCOME		100	0.0
U.S. EQUITY—62.8%
137,682	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,502,115	11.7
153,721	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,441,899	11.2
110,075	TIAA-CREF Growth & Income Fund		1,283,470	10.0
98,745	TIAA-CREF Large-Cap Growth Fund		1,539,440	12.0
88,610	TIAA-CREF Large-Cap Value Fund		1,481,557	11.6
4,861	TIAA-CREF Mid-Cap Growth Fund		93,383	0.7
4,451	TIAA-CREF Mid-Cap Value Fund		96,722	0.8
38,493	TIAA-CREF Small-Cap Equity Fund		611,656	4.8
	TOTAL U.S. EQUITY		8,050,242	62.8
	TOTAL TIAA-CREF FUNDS	(Cost $12,763,479)	12,246,210	95.6

	TOTAL PORTFOLIO	(Cost $12,763,479)	12,246,210	95.6
	OTHER ASSETS & LIABILITIES, NET		568,182	4.4
	NET ASSETS		$12,814,392	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	49

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ■  May 31, 2016

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
ASSETS
Affiliated investments, at value‡	$396,182,614	$1,099,213,760	$1,748,808,710	$2,989,109,662	$3,100,895,155	$2,983,950,544
Cash	444,023	1,287,277	2,335,789	5,992,271	5,714,234	4,501,089
Receivable from securities transactions	839,228	2,709,491	4,440,954	7,691,446	8,124,695	7,897,684
Receivable from Fund shares sold	664,175	1,619,471	1,638,710	4,760,567	5,391,674	6,502,593
Dividends and interest receivable	470,123	1,256,539	1,898,707	2,887,677	2,602,143	2,120,761
Due from affiliates	20,569	25,075	28,369	66,276	71,616	68,811
Other	23,371	43,637	63,492	86,729	85,248	81,888
Total assets	398,644,103	1,106,155,250	1,759,214,731	3,010,594,628	3,122,884,765	3,005,123,370
LIABILITIES
Management fees payable	6,490	17,993	28,607	48,835	50,652	48,740
Service agreement fees payable	5,905	17,358	27,259	42,233	40,887	36,138
Distribution fees payable	23,093	17,642	28,725	54,825	58,608	56,947
Due to affiliates	5,696	7,615	10,440	15,102	15,244	14,802
Payable for securities transactions	1,441,785	4,512,554	8,665,265	16,489,273	17,256,491	15,467,248
Payable for Fund shares redeemed	81,762	458,339	197,828	13,245	470,612	12,381
Payable for trustee compensation	11,607	47,595	69,826	97,167	95,928	92,244
Accrued expenses and other payables	16,878	29,702	47,427	90,747	98,777	94,903
Total liabilities	1,593,216	5,108,798	9,075,377	16,851,427	18,087,199	15,823,403
NET ASSETS	$397,050,887	$1,101,046,452	$1,750,139,354	$2,993,743,201	$3,104,797,566	$2,989,299,967
NET ASSETS CONSIST OF:
Paid-in-capital	$377,219,153	$996,798,874	$1,713,078,621	$2,900,969,282	$2,984,737,235	$2,845,133,303
Undistributed net investment income (loss)	843,881	6,025,341	9,166,130	13,891,520	12,635,367	10,582,775
Accumulated net realized gain (loss) on total investments	(503,766)	(7,571,039)	45,749,883	87,074,447	95,269,524	99,264,238
Net unrealized appreciation (depreciation) on total investments	19,491,619	105,793,276	(17,855,280)	(8,192,048)	12,155,440	34,319,651
NET ASSETS	$397,050,887	$1,101,046,452	$1,750,139,354	$2,993,743,201	$3,104,797,566	$2,989,299,967
INSTITUTIONAL CLASS:
Net assets	$131,031,994	$536,150,194	$856,232,891	$1,521,819,126	$1,633,945,808	$1,645,188,032
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	12,049,635	49,067,470	89,085,239	155,830,094	167,356,306	169,949,596
Net asset value per share	$10.87	$10.93	$9.61	$9.77	$9.76	$9.68
ADVISOR CLASS:
Net assets	$102,493	$102,586	$102,281	$102,288	$102,226	$102,099
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,424	9,386	10,644	10,478	10,473	10,545
Net asset value per share	$10.88	$10.93	$9.61	$9.76	$9.76	$9.68
PREMIER CLASS:
Net assets	$30,459,090	$141,824,331	$227,814,404	$438,819,142	$469,798,488	$458,644,949
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,802,867	13,011,793	23,801,093	45,050,897	48,319,621	47,589,310
Net asset value per share	$10.87	$10.90	$9.57	$9.74	$9.72	$9.64
RETIREMENT CLASS:
Net assets	$143,639,240	$422,969,341	$665,989,778	$1,033,002,645	$1,000,951,044	$885,364,887
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,238,608	33,397,240	57,588,554	86,202,637	82,697,891	72,589,383
Net asset value per share	$10.85	$12.66	$11.56	$11.98	$12.10	$12.20
RETAIL CLASS:
Net assets	$91,818,070	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,455,196	—	—	—	—	—
Net asset value per share	$10.86	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$376,690,995	$993,420,484	$1,766,663,990	$2,997,301,710	$3,088,739,715	$2,949,630,893

50	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	51

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds  ■  May 31, 2016

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
ASSETS
Affiliated investments, at value‡	$2,991,671,790	$3,769,709,753	$1,602,547,487	$972,289,830	$204,054,738	$12,246,210
Cash	5,634,657	6,893,902	4,319,712	3,231,260	938,612	30,720
Receivable from securities transactions	7,220,439	8,983,708	2,411,602	1,173,868	84,985	164,542
Receivable from Fund shares sold	6,711,003	7,185,146	5,817,569	4,088,250	524,046	550,931
Dividends and interest receivable	1,579,662	1,281,721	451,173	241,438	43,608	2,223
Due from affiliates	68,776	83,619	62,220	46,002	14,340	12,780
Other	82,228	110,786	29,560	16,728	2,425	120
Total assets	3,012,968,555	3,794,248,635	1,615,639,323	981,087,376	205,662,754	13,007,526
LIABILITIES
Management fees payable	48,841	61,536	26,104	15,824	3,310	200
Service agreement fees payable	33,009	40,836	16,426	9,910	2,464	199
Distribution fees payable	57,964	74,024	34,618	22,174	5,571	313
Due to affiliates	14,808	17,919	9,081	6,707	4,090	3,844
Payable for securities transactions	15,892,488	18,848,278	9,566,655	6,166,670	1,661,305	184,468
Payable for Fund shares redeemed	20,223	12,890	9,808	10,126	51,734	1
Payable for trustee compensation	92,590	123,985	34,812	19,837	3,006	162
Accrued expenses and other payables	96,802	119,412	59,552	37,298	11,873	3,947
Total liabilities	16,256,725	19,298,880	9,757,056	6,288,546	1,743,353	193,134
NET ASSETS	$2,996,711,830	$3,774,949,755	$1,605,882,267	$974,798,830	$203,919,401	$12,814,392
NET ASSETS CONSIST OF:
Paid-in-capital	$2,826,846,744	$3,525,541,383	$1,506,066,586	$921,684,917	$200,478,364	$13,404,348
Undistributed net investment income (loss)	8,017,518	6,696,857	2,455,256	1,276,274	234,317	14,193
Accumulated net realized gain (loss) on total investments	104,156,968	138,530,401	32,087,411	19,055,253	2,413,303	(86,880)
Net unrealized appreciation (depreciation) on total investments	57,690,600	104,181,114	65,273,014	32,782,386	793,417	(517,269)
NET ASSETS	$2,996,711,830	$3,774,949,755	$1,605,882,267	$974,798,830	$203,919,401	$12,814,392
INSTITUTIONAL CLASS:
Net assets	$1,721,118,007	$2,177,059,051	$922,056,881	$550,907,379	$97,784,209	$5,532,922
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	177,786,792	225,037,627	88,487,644	52,852,418	8,343,634	581,960
Net asset value per share	$9.68	$9.67	$10.42	$10.42	$11.72	$9.51
ADVISOR CLASS:
Net assets	$101,874	$101,725	$102,102	$102,222	$102,339	$102,285
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,528	10,520	9,796	9,806	8,732	10,757
Net asset value per share	$9.68	$9.67	$10.42	$10.42	$11.72	$9.51
PREMIER CLASS:
Net assets	$467,083,780	$597,044,402	$280,897,962	$180,516,696	$45,976,849	$2,527,188
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	48,382,467	61,898,042	27,066,698	17,380,129	3,935,139	265,944
Net asset value per share	$9.65	$9.65	$10.38	$10.39	$11.68	$9.50
RETIREMENT CLASS:
Net assets	$808,408,169	$1,000,744,577	$402,825,322	$243,272,533	$60,056,004	$4,651,997
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	65,184,923	79,331,317	38,912,341	23,495,429	5,138,946	489,897
Net asset value per share	$12.40	$12.61	$10.35	$10.35	$11.69	$9.50
‡ Affiliated investments, cost	$2,933,981,190	$3,665,528,639	$1,537,274,473	$939,507,444	$203,261,321	$12,763,479

52	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	53

Statements of operations

TIAA-CREF Lifecycle Funds  ■  For the period or year ended May 31, 2016

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$7,625,363	$21,707,650	$34,706,783	$55,950,117	$56,609,793	$54,116,526
Total income	7,625,363	21,707,650	34,706,783	55,950,117	56,609,793	54,116,526

EXPENSES
Management fees	377,394	1,078,126	1,723,766	2,826,145	2,889,622	2,791,150
Shareholder servicing — Institutional Class	767	740	1,188	1,704	1,781	1,805
Shareholder servicing — Advisor Class†	10	10	10	10	10	10
Shareholder servicing — Premier Class	131	203	262	456	464	481
Shareholder servicing — Retirement Class	334,743	1,090,516	1,700,230	2,544,375	2,464,606	2,199,993
Shareholder servicing — Retail Class	27,664	—	—	—	—	—
Distribution fees — Premier Class	42,170	195,477	326,904	604,827	628,047	618,541
Distribution fees — Retirement Class	66,853	217,974	339,869	508,622	492,653	439,723
Distribution fees — Retail Class	216,189	—	—	—	—	—
Registration fees	76,173	63,078	73,528	80,561	69,515	65,781
Professional fees	26,561	32,114	38,101	47,330	47,787	47,049
Shareholder reports	26,249	61,000	91,984	142,311	145,364	142,443
Custody and accounting fees	14,757	11,775	11,779	11,779	11,779	11,762
Administrative service fees	13,288	25,710	38,871	61,234	62,439	60,779
Trustee fees and expenses	3,486	9,916	16,228	26,707	27,359	26,563
Other expenses	14,509	20,930	27,986	62,786	71,938	69,320
Total expenses	1,240,944	2,807,569	4,390,706	6,918,847	6,913,364	6,475,400
Less: Expenses reimbursed by the investment adviser	(203,422)	(225,262)	(300,339)	(435,964)	(439,682)	(427,261)
Fee waiver by investment adviser and TPIS	(444,247)	(1,296,099)	(2,063,639)	(3,334,767)	(3,382,275)	(3,230,873)
Net expenses	593,275	1,286,208	2,026,728	3,148,116	3,091,407	2,817,266

Net Investment income (loss)	7,032,088	20,421,442	32,680,055	52,802,001	53,518,386	51,299,260

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(2,391,414)	(5,978,869)	33,190,322	49,486,431	45,342,226	43,441,795
Realized gain distributions from affiliated investments	7,981,298	24,633,917	42,977,243	79,343,849	89,776,268	95,369,560
Realized gain (loss) from sale of unaffiliated investments	(5,792)	—	—	—	—	—
Net realized gain (loss) from investments	5,584,092	18,655,048	76,167,565	128,830,280	135,118,494	138,811,355
Net change in unrealized appreciation (depreciation) from affiliated investments	(13,547,752)	(45,559,620)	(125,245,736)	(215,966,619)	(238,620,991)	(257,160,721)
Net realized and unrealized gain (loss) from investments	(7,963,660)	(26,904,572)	(49,078,171)	(87,136,339)	(103,502,497)	(118,349,366)
Net increase (decrease) in net assets from operations	$(931,572)	$(6,483,130)	$(16,398,116)	$(34,334,338)	$(49,984,111)	$(67,050,106)
† Advisor Class commenced operations on December 4, 2015.

54	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	55

Statements of operations	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended May 31, 2016

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$50,828,355	$60,573,340	$23,733,275	$13,946,959	$2,610,583	$192,465
Total income	50,828,355	60,573,340	23,733,275	13,946,959	2,610,583	192,465

EXPENSES
Management fees	2,789,110	3,547,473	1,405,279	833,830	161,943	11,281
Shareholder servicing — Institutional Class	1,821	2,218	1,155	850	485	260
Shareholder servicing — Advisor Class†	10	10	10	10	10	10
Shareholder servicing — Premier Class	464	615	315	258	168	77
Shareholder servicing — Retirement Class	2,058,154	2,605,139	969,704	586,255	140,693	8,705
Distribution fees — Premier Class	620,225	808,256	354,946	223,505	51,148	3,734
Distribution fees — Retirement Class	411,393	520,756	193,768	117,127	28,066	1,693
Registration fees	64,343	65,688	65,947	63,581	58,772	56,875
Professional fees	47,062	53,479	34,876	30,087	24,513	23,679
Shareholder reports	142,239	180,723	88,405	60,911	24,988	13,268
Custody and accounting fees	11,740	11,742	11,588	11,584	11,753	11,701
Administrative service fees	60,647	76,133	32,973	21,415	7,982	5,272
Trustee fees and expenses	26,505	33,760	12,899	7,633	1,470	107
Other expenses	70,104	82,090	50,280	34,276	14,873	6,633
Total expenses	6,303,817	7,988,082	3,222,145	1,991,322	526,864	143,295
Less: Expenses reimbursed by the investment adviser	(426,048)	(507,734)	(299,531)	(231,771)	(145,166)	(117,912)
Fee waiver by investment adviser and TPIS	(3,200,503)	(4,068,228)	(1,599,047)	(950,957)	(190,010)	(12,974)
Net expenses	2,677,266	3,412,120	1,323,567	808,594	191,688	12,409

Net Investment income (loss)	48,151,089	57,161,220	22,409,708	13,138,365	2,418,895	180,056

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	42,616,589	55,015,401	(14,640,504)	(8,452,637)	(2,515,701)	(505,117)
Realized gain distributions from affiliated investments	102,661,531	140,073,899	55,891,152	33,105,796	6,179,663	469,851
Realized gain (loss) from sale of unaffiliated investments‡	—	—	—	—	(18,245)	(4,788)
Net realized gain (loss) from investments	145,278,120	195,089,300	41,250,648	24,653,159	3,645,717	(40,054)
Net change in unrealized appreciation (depreciation) from affiliated investments	(276,628,785)	(383,650,935)	(106,948,078)	(61,383,461)	(8,837,515)	(573,680)
Net realized and unrealized gain (loss) from investments	(131,350,665)	(188,561,635)	(65,697,430)	(36,730,302)	(5,191,798)	(613,734)
Net increase (decrease) in net assets from operations	$(83,199,576)	$(131,400,415)	$(43,287,722)	$(23,591,937)	$(2,772,903)	$(433,678)
† Advisor Class commenced operations on December 4, 2015.
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$—	$—	$—	$(2,814)

56	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	57

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
OPERATIONS
Net investment income (loss)		$7,032,088	$5,649,680	$20,421,442	$18,591,373	$32,680,055	$29,666,406
Net realized gain (loss) from investments		5,584,092	9,821,947	18,655,048	38,379,263	76,167,565	113,125,677
Net change in unrealized appreciation (depreciation) from affiliated investments		(13,547,752)	83,308	(45,559,620)	(2,268,628)	(125,245,736)	(48,012,542)
Net increase (decrease) in net assets from operations		(931,572)	15,554,935	(6,483,130)	54,702,008	(16,398,116)	94,779,541
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(3,068,791)	(2,956,534)	(12,479,822)	(14,527,313)	(20,367,471)	(23,808,739)
	Advisor Class†	(476)	—	(240)	—	(243)	—
	Premier Class	(622,601)	(661,122)	(3,058,523)	(3,296,647)	(5,093,546)	(5,795,677)
	Retirement Class	(2,826,215)	(2,862,013)	(8,088,041)	(10,205,994)	(12,476,033)	(15,900,900)
	Retail Class	(1,833,650)	(1,813,022)	—	—	—	—
From realized gains:	Institutional Class	(2,423,136)	(1,295,044)	(13,843,822)	(11,436,377)	(47,039,350)	(37,223,043)
	Advisor Class†	(184)	—	(267)	—	(564)	—
	Premier Class	(532,477)	(305,716)	(3,599,487)	(2,744,182)	(12,505,749)	(9,558,343)
	Retirement Class	(2,520,377)	(1,359,788)	(10,218,099)	(8,934,542)	(32,881,018)	(27,608,066)
	Retail Class	(1,631,380)	(877,137)	—	—	—	—
Total distributions		(15,459,287)	(12,130,376)	(51,288,301)	(51,145,055)	(130,363,974)	(119,894,768)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	30,539,943	46,802,468	81,072,710	99,399,537	105,260,140	159,420,442
	Advisor Class†	100,027	—	100,000	—	100,000	—
	Premier Class	9,665,418	12,535,930	35,108,324	30,176,295	38,830,532	47,815,691
	Retirement Class	40,813,705	34,406,461	55,295,070	49,609,071	66,995,964	75,865,954
	Retail Class	22,816,836	23,914,936	—	—	—	—
Reinvestments of distributions:	Institutional Class	5,491,927	4,251,578	26,323,644	25,963,690	67,406,821	61,031,782
	Premier Class	1,155,078	966,838	6,658,010	6,040,829	17,599,295	15,354,020
	Retirement Class	5,346,592	4,221,801	18,306,140	19,140,536	45,357,051	43,508,966
	Retail Class	3,301,367	2,554,405	—	—	—	—
Redemptions:	Institutional Class	(31,844,189)	(17,635,236)	(70,271,850)	(80,901,949)	(105,073,914)	(93,984,438)
	Premier Class	(6,197,443)	(11,003,609)	(15,885,860)	(50,760,509)	(24,651,515)	(71,489,599)
	Retirement Class	(27,663,626)	(22,910,520)	(91,894,298)	(71,010,925)	(120,109,565)	(95,883,562)
	Retail Class	(11,776,709)	(12,388,441)	—	—	—	—
Net increase (decrease) from shareholder transactions		41,748,926	65,716,611	44,811,890	27,656,575	91,714,809	141,639,256
Net increase (decrease) in net assets		25,358,067	69,141,170	(12,959,541)	31,213,528	(55,047,281)	116,524,029
NET ASSETS
Beginning of period		371,692,820	302,551,650	1,114,005,993	1,082,792,465	1,805,186,635	1,688,662,606
End of period		$397,050,887	$371,692,820	$1,101,046,452	$1,114,005,993	$1,750,139,354	$1,805,186,635
Undistributed net investment income (loss) included in net assets		$843,881	$654,657	$6,025,341	$4,945,929	$9,166,130	$7,549,411
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,809,442	4,161,365	7,383,845	8,603,023	10,790,587	14,913,972
	Advisor Class†	9,424	—	9,386	—	10,644	—
	Premier Class	885,692	1,113,267	3,179,722	2,612,404	3,941,242	4,477,382
	Retirement Class	3,762,695	3,061,383	4,367,201	3,739,917	5,681,398	6,039,996
	Retail Class	2,087,335	2,121,297	—	—	—	—
Shares reinvested:	Institutional Class	516,774	382,978	2,495,132	2,322,334	7,263,666	6,007,065
	Premier Class	108,816	87,130	632,290	541,293	1,904,685	1,515,698
	Retirement Class	504,750	381,162	1,495,600	1,487,221	4,060,613	3,604,720
	Retail Class	311,374	230,463	—	—	—	—
Shares redeemed:	Institutional Class	(2,928,063)	(1,564,925)	(6,345,067)	(6,971,073)	(10,595,098)	(8,751,651)
	Premier Class	(574,531)	(985,392)	(1,449,652)	(4,413,557)	(2,517,767)	(6,705,126)
	Retirement Class	(2,563,632)	(2,037,112)	(7,260,199)	(5,352,656)	(10,266,754)	(7,609,607)
	Retail Class	(1,085,779)	(1,099,639)	—	—	—	—
Net increase (decrease) from shareholder transactions		3,844,297	5,851,977	4,508,258	2,568,906	10,273,216	13,492,449

†    Advisor Class commenced operations on December 4, 2016.

58	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	59

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
OPERATIONS
Net investment income (loss)		$52,802,001	$43,716,718	$53,518,386	$43,663,802	$51,299,260	$41,582,445
Net realized gain (loss) from investments		128,830,280	171,006,221	135,118,494	183,539,222	138,811,355	185,793,506
Net change in unrealized appreciation (depreciation) from affiliated investments		(215,966,619)	(55,633,851)	(238,620,991)	(51,870,508)	(257,160,721)	(44,404,916)
Net increase (decrease) in net assets from operations		(34,334,338)	159,089,088	(49,984,111)	175,332,516	(67,050,106)	182,971,035
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(33,484,165)	(36,711,697)	(34,767,485)	(39,784,137)	(34,738,241)	(40,184,610)
	Advisor Class†	(233)	—	(228)	—	(225)	—
	Premier Class	(9,102,596)	(10,453,318)	(9,396,050)	(10,161,110)	(9,099,094)	(10,683,801)
	Retirement Class	(17,612,316)	(21,919,913)	(16,590,424)	(21,390,664)	(14,360,050)	(19,154,190)
From realized gains:	Institutional Class	(73,860,321)	(52,216,696)	(81,366,858)	(55,319,973)	(86,342,616)	(56,364,296)
	Advisor Class†	(516)	—	(537)	—	(561)	—
	Premier Class	(21,347,355)	(15,615,516)	(23,354,908)	(14,836,168)	(24,061,198)	(15,711,973)
	Retirement Class	(44,502,203)	(34,586,070)	(44,645,672)	(32,951,155)	(41,221,883)	(29,748,923)
Total distributions		(199,909,705)	(171,503,210)	(210,122,162)	(174,443,207)	(209,823,868)	(171,847,793)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	233,422,169	314,679,986	272,266,971	328,429,903	264,995,301	335,449,249
	Advisor Class†	100,003	—	100,032	—	100,019	—
	Premier Class	87,002,765	83,988,576	105,202,218	90,169,325	96,393,124	93,779,924
	Retirement Class	127,816,398	136,109,550	126,276,556	138,041,429	125,509,601	121,627,648
Reinvestments of distributions:	Institutional Class	107,344,486	88,928,393	116,134,343	95,104,110	121,080,857	96,548,906
	Premier Class	30,449,951	26,068,834	32,750,958	24,997,278	33,160,292	26,395,774
	Retirement Class	62,114,519	56,505,983	61,236,096	54,341,819	55,581,933	48,903,113
Redemptions:	Institutional Class	(101,490,711)	(94,198,386)	(85,803,359)	(90,837,690)	(83,298,786)	(78,468,456)
	Premier Class	(21,495,659)	(95,067,896)	(12,271,083)	(88,145,287)	(13,515,012)	(92,163,339)
	Retirement Class	(132,577,105)	(104,891,663)	(131,810,390)	(98,956,980)	(133,935,243)	(86,271,130)
Net increase (decrease) from shareholder transactions		392,686,816	412,123,377	484,082,342	453,143,907	466,072,086	465,801,689
Net increase (decrease) in net assets		158,442,773	399,709,255	223,976,069	454,033,216	189,198,112	476,924,931
NET ASSETS
Beginning of period		2,835,300,428	2,435,591,173	2,880,821,497	2,426,788,281	2,800,101,855	2,323,176,924
End of period		$2,993,743,201	$2,835,300,428	$3,104,797,566	$2,880,821,497	$2,989,299,967	$2,800,101,855
Undistributed net investment income (loss) included in net assets		$13,891,520	$10,416,265	$12,635,367	$9,554,014	$10,582,775	$8,229,292
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	23,554,614	29,335,124	27,527,554	30,360,953	26,921,802	31,189,162
	Advisor Class†	10,478	—	10,473	—	10,545	—
	Premier Class	8,669,146	7,795,200	10,512,459	8,366,111	9,679,304	8,715,573
	Retirement Class	10,494,229	10,528,289	10,274,396	10,544,186	10,118,963	9,166,088
Shares reinvested:	Institutional Class	11,395,381	8,650,622	12,328,487	9,215,515	12,963,689	9,382,790
	Premier Class	3,235,914	2,540,822	3,487,855	2,429,279	3,561,793	2,572,687
	Retirement Class	5,363,948	4,538,633	5,238,331	4,306,008	4,718,331	3,832,532
Shares redeemed:	Institutional Class	(10,051,354)	(8,630,389)	(8,426,254)	(8,285,545)	(8,230,773)	(7,146,855)
	Premier Class	(2,187,422)	(8,948,528)	(1,257,815)	(8,191,642)	(1,392,116)	(8,674,147)
	Retirement Class	(11,005,160)	(8,092,188)	(10,844,805)	(7,535,331)	(10,959,905)	(6,509,772)
Net increase (decrease) from shareholder transactions		39,479,774	37,717,585	48,850,681	41,209,534	47,391,633	42,528,058

†    Advisor Class commenced operations on December 4, 2016.

60	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015
OPERATIONS
Net investment income (loss)		$48,151,089	$39,914,245	$57,161,220	$49,311,830	$22,409,708	$17,027,350
Net realized gain (loss) from investments		145,278,120	203,196,778	195,089,300	275,256,479	41,250,648	61,939,624
Net change in unrealized appreciation (depreciation) from affiliated investments		(276,628,785)	(47,039,061)	(383,650,935)	(57,526,754)	(106,948,078)	14,745,310
Net increase (decrease) in net assets from operations		(83,199,576)	196,071,962	(131,400,415)	267,041,555	(43,287,722)	93,712,284
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(33,541,705)	(42,321,736)	(39,755,836)	(54,395,878)	(14,627,937)	(17,479,047)
	Advisor Class†	(209)	—	(195)	—	(180)	—
	Premier Class	(8,419,720)	(10,444,217)	(10,208,040)	(14,699,004)	(4,173,080)	(4,905,615)
	Retirement Class	(12,206,377)	(17,869,977)	(13,982,463)	(22,780,862)	(6,471,487)	(8,859,324)
From realized gains:	Institutional Class	(97,821,694)	(63,778,999)	(135,560,199)	(84,134,666)	(27,234,862)	(12,964,480)
	Advisor Class†	(613)	—	(669)	—	(337)	—
	Premier Class	(26,249,811)	(16,515,022)	(37,445,533)	(23,839,842)	(8,360,474)	(3,812,663)
	Retirement Class	(41,734,079)	(29,942,460)	(56,846,864)	(39,348,432)	(13,825,415)	(7,181,281)
Total distributions		(219,974,208)	(180,872,411)	(293,799,799)	(239,198,684)	(74,693,772)	(55,202,410)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	287,948,475	336,056,103	360,743,393	444,394,058	238,954,794	235,724,680
	Advisor Class†	100,000	—	100,005	—	100,000	—
	Premier Class	102,382,571	91,498,919	111,962,992	121,259,955	82,949,614	66,046,671
	Retirement Class	111,875,445	111,142,732	120,063,699	117,781,547	89,902,767	84,073,561
Reinvestments of distributions:	Institutional Class	131,363,399	106,100,735	175,316,035	138,530,544	41,862,799	30,443,527
	Premier Class	34,669,531	26,959,239	47,653,573	38,538,846	12,533,554	8,718,278
	Retirement Class	53,940,456	47,812,437	70,829,327	62,129,294	20,296,902	16,040,605
Redemptions:	Institutional Class	(87,451,696)	(93,664,260)	(120,529,325)	(113,978,260)	(45,423,900)	(27,629,247)
	Premier Class	(8,891,511)	(90,367,748)	(11,280,928)	(141,125,115)	(2,840,016)	(31,384,577)
	Retirement Class	(144,459,208)	(99,586,392)	(188,965,893)	(155,372,139)	(66,764,897)	(42,205,921)
Net increase (decrease) from shareholder transactions		481,477,462	435,951,765	565,892,878	512,158,730	371,571,617	339,827,577
Net increase (decrease) in net assets		178,303,678	451,151,316	140,692,664	540,001,601	253,590,123	378,337,451
NET ASSETS
Beginning of period		2,818,408,152	2,367,256,836	3,634,257,091	3,094,255,490	1,352,292,144	973,954,693
End of period		$2,996,711,830	$2,818,408,152	$3,774,949,755	$3,634,257,091	$1,605,882,267	$1,352,292,144
Undistributed net investment income (loss) included in net assets		$8,017,518	$6,133,303	$6,696,857	$5,312,444	$2,455,256	$2,131,333
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	29,247,570	30,884,529	36,618,105	40,571,633	22,867,146	21,123,124
	Advisor Class†	10,528	—	10,520	—	9,796	—
	Premier Class	10,287,976	8,393,018	11,195,528	10,994,779	7,904,043	5,919,677
	Retirement Class	8,871,945	8,182,400	9,330,579	8,467,797	8,647,474	7,561,953
Shares reinvested:	Institutional Class	14,049,562	10,231,508	18,750,378	13,243,838	4,161,312	2,811,036
	Premier Class	3,715,920	2,604,757	5,107,564	3,691,460	1,249,607	807,248
	Retirement Class	4,498,787	3,663,788	5,805,682	4,650,396	2,027,662	1,487,997
Shares redeemed:	Institutional Class	(8,502,918)	(8,421,124)	(11,641,259)	(10,165,824)	(4,068,307)	(2,435,449)
	Premier Class	(897,830)	(8,367,102)	(1,144,833)	(13,006,072)	(275,396)	(2,854,961)
	Retirement Class	(11,675,343)	(7,334,702)	(14,979,470)	(11,164,171)	(6,520,992)	(3,800,139)
Net increase (decrease) from shareholder transactions		49,606,197	39,837,072	59,052,794	47,283,836	36,002,345	30,620,486

†    Advisor Class commenced operations on December 4, 2016.

62	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	63

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015 *
OPERATIONS
Net investment income (loss)		$13,138,365	$9,774,280	$2,418,895	$1,533,522	$180,056	$139,286
Net realized gain (loss) from investments		24,653,159	35,507,240	3,645,717	5,575,511	(40,054)	571,173
Net change in unrealized appreciation (depreciation) from affiliated investments		(61,383,461)	8,874,709	(8,837,515)	1,806,087	(573,680)	56,411
Net increase (decrease) in net assets from operations		(23,591,937)	54,156,229	(2,772,903)	8,915,120	(433,678)	766,870
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(8,421,102)	(9,576,775)	(1,299,255)	(1,180,087)	(104,352)	(130,025)
	Advisor Class†	(180)	—	(177)	—	(186)	—
	Premier Class	(2,615,313)	(3,142,585)	(587,936)	(511,713)	(44,738)	(64,027)
	Retirement Class	(3,901,492)	(5,167,514)	(837,338)	(1,126,545)	(59,806)	(65,973)
From realized gains:	Institutional Class	(15,165,725)	(6,831,447)	(2,042,664)	(676,624)	(215,206)	—
	Advisor Class†	(326)	—	(280)	—	(385)	—
	Premier Class	(5,069,059)	(2,342,137)	(988,295)	(305,822)	(100,626)	—
	Retirement Class	(8,053,418)	(4,026,822)	(1,527,289)	(697,817)	(139,033)	—
Total distributions		(43,226,615)	(31,087,280)	(7,283,234)	(4,498,608)	(664,332)	(260,025)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	166,512,469	140,857,333	54,378,102	32,160,104	1,244,119	5,244,215
	Advisor Class†	100,014	—	100,006	—	100,039	—
	Premier Class	57,054,228	46,991,549	21,958,079	14,594,332	86,801	2,500,000
	Retirement Class	61,005,045	57,479,006	27,300,426	21,820,551	3,807,531	3,160,728
Reinvestments of distributions:	Institutional Class	23,586,827	16,408,222	3,341,352	1,856,711	21,971	130,025
	Premier Class	7,684,372	5,484,722	1,575,679	817,535	664	64,027
	Retirement Class	11,954,910	9,194,336	2,364,091	1,824,362	55,623	65,973
Redemptions:	Institutional Class	(28,076,345)	(13,401,527)	(15,714,381)	(5,772,194)	(838,690)	—
	Premier Class	(3,330,328)	(18,125,571)	(1,910,615)	(3,733,920)	(64)	—
	Retirement Class	(44,720,960)	(27,065,179)	(21,187,753)	(4,999,250)	(2,038,545)	(198,860)
Net increase (decrease) from shareholder transactions		251,770,232	217,822,891	72,204,986	58,568,231	2,439,449	10,966,108
Net increase (decrease) in net assets		184,951,680	240,891,840	62,148,849	62,984,743	1,341,439	11,472,953
NET ASSETS
Beginning of period		789,847,150	548,955,310	141,770,552	78,785,809	11,472,953	—
End of period		$974,798,830	$789,847,150	$203,919,401	$141,770,552	$12,814,392	$11,472,953
Undistributed net investment income (loss) included in net assets		$1,276,274	$1,262,735	$234,317	$188,616	$14,193	$16,548
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	15,970,551	12,654,042	4,632,987	2,590,836	132,060	523,270
	Advisor Class†	9,806	—	8,732	—	10,757	—
	Premier Class	5,455,177	4,218,680	1,880,087	1,170,319	9,424	250,000
	Retirement Class	5,889,321	5,183,750	2,338,841	1,758,059	396,279	315,045
Shares reinvested:	Institutional Class	2,344,615	1,517,874	295,695	153,574	2,396	13,107
	Premier Class	766,139	508,787	139,688	67,789	73	6,454
	Retirement Class	1,195,491	854,492	209,582	151,149	6,066	6,651
Shares redeemed:	Institutional Class	(2,515,265)	(1,187,305)	(1,267,309)	(460,387)	(88,873)	—
	Premier Class	(322,791)	(1,659,793)	(158,380)	(305,607)	(7)	—
	Retirement Class	(4,372,091)	(2,436,607)	(1,774,682)	(402,995)	(214,763)	(19,381)
Net increase (decrease) from shareholder transactions		24,420,953	19,653,920	6,305,241	4,722,737	253,412	1,095,146

*    For the period September 26, 2014 to May 31, 2015.

†    Advisor Class commenced operations on December 4, 2016.

64	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	65

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	5/31/16		$11.38	$0.22		$(0.27)	$(0.05)	$(0.26)	$(0.20)	$(0.46)	$10.87	(0.29)%		$131,032	0.15%		0.00%		2.02%		18%
	5/31/15		11.28	0.21		0.32	0.53	(0.30)	(0.13)	(0.43)	11.38	4.83		132,539	0.15		0.00		1.84		19
	5/31/14		10.76	0.21		0.72	0.93	(0.31)	(0.10)	(0.41)	11.28	8.84		97,792	0.17		0.00		1.88		31
	5/31/13		9.90	0.21		0.99	1.20	(0.28)	(0.06)	(0.34)	10.76	12.24		65,475	0.18		0.00		2.01		19
	5/31/12		10.08	0.21		(0.09)	0.12	(0.30)	—	(0.30)	9.90	1.27		32,323	0.22		0.00		2.18		13
Advisor Class:	5/31/16	‡	11.10	0.08		0.08	0.16	(0.18)	(0.20)	(0.38)	10.88	1.57	bk	102	0.18	[c]	0.03	[c]	1.62	[c]	18
Premier Class:	5/31/16		11.37	0.20		(0.26)	(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)		30,459	0.30		0.15		1.87		18
	5/31/15		11.27	0.19		0.32	0.51	(0.28)	(0.13)	(0.41)	11.37	4.68		27,088	0.30		0.15		1.72		19
	5/31/14		10.75	0.19		0.72	0.91	(0.29)	(0.10)	(0.39)	11.27	8.69		24,433	0.32		0.15		1.77		31
	5/31/13		9.89	0.19		0.99	1.18	(0.26)	(0.06)	(0.32)	10.75	12.08		13,648	0.33		0.15		1.80		19
	5/31/12		10.08	0.20		(0.11)	0.09	(0.28)	—	(0.28)	9.89	1.03		9,322	0.37		0.15		2.00		13
Retirement Class:	5/31/16		11.35	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)		143,639	0.45		0.25		1.77		18
	5/31/15		11.25	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.35	4.59		130,926	0.45		0.25		1.59		19
	5/31/14		10.74	0.18		0.71	0.89	(0.28)	(0.10)	(0.38)	11.25	8.49		113,987	0.47		0.25		1.62		31
	5/31/13		9.88	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.74	12.00		99,400	0.48		0.25		1.77		19
	5/31/12		10.06	0.19		(0.10)	0.09	(0.27)	—	(0.27)	9.88	1.01		72,109	0.52		0.25		1.89		13
Retail Class:	5/31/16		11.36	0.19		(0.26)	(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)		91,818	0.43		0.25		1.77		18
	5/31/15		11.26	0.18		0.32	0.50	(0.27)	(0.13)	(0.40)	11.36	4.59		81,140	0.43		0.25		1.61		19
	5/31/14		10.75	0.18		0.71	0.89	(0.28)	(0.10)	(0.38)	11.26	8.49		66,340	0.46		0.25		1.63		31
	5/31/13		9.89	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.75	11.99		50,147	0.47		0.25		1.75		19
	5/31/12		10.07	0.19		(0.10)	0.09	(0.27)	—	(0.27)	9.89	1.03		31,296	0.47		0.25		1.90		13

LIFECYCLE 2010 FUND
Institutional Class:	5/31/16		11.58	0.22		(0.30)	(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)		536,150	0.12		0.00		2.02		19
	5/31/15		11.60	0.21		0.38	0.59	(0.34)	(0.27)	(0.61)	11.58	5.25		527,313	0.12		0.00		1.85		20
	5/31/14		11.02	0.21		0.87	1.08	(0.39)	(0.11)	(0.50)	11.60	10.03		482,193	0.13		0.00		1.83		28
	5/31/13		9.94	0.21		1.19	1.40	(0.30)	(0.02)	(0.32)	11.02	14.21		352,956	0.13		0.00		1.99		18
	5/31/12		10.30	0.20		(0.24)	(0.04)	(0.32)	—	(0.32)	9.94	(0.23)		226,848	0.14		0.00		2.07		13
Advisor Class:	5/31/16	‡	11.37	0.08		0.05	0.13	(0.27)	(0.30)	(0.57)	10.93	1.39	bl	103	0.15	[c]	0.03	[c]	1.59	[c]	19
Premier Class:	5/31/16		11.55	0.20		(0.29)	(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)		141,824	0.27		0.15		1.87		19
	5/31/15		11.57	0.20		0.37	0.57	(0.32)	(0.27)	(0.59)	11.55	5.10		123,047	0.27		0.15		1.69		20
	5/31/14		11.00	0.20		0.85	1.05	(0.37)	(0.11)	(0.48)	11.57	9.78		137,806	0.28		0.15		1.77		28
	5/31/13		9.92	0.20		1.18	1.38	(0.28)	(0.02)	(0.30)	11.00	14.08		126,525	0.28		0.15		1.85		18
	5/31/12		10.28	0.19		(0.24)	(0.05)	(0.31)	—	(0.31)	9.92	(0.34)		98,192	0.29		0.15		1.92		13
Retirement Class:	5/31/16		13.33	0.22		(0.35)	(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)		422,969	0.42		0.25		1.76		19
	5/31/15		13.25	0.21		0.45	0.66	(0.31)	(0.27)	(0.58)	13.33	5.09		463,646	0.42		0.25		1.60		20
	5/31/14		12.53	0.20		0.99	1.19	(0.36)	(0.11)	(0.47)	13.25	9.66		462,794	0.43		0.25		1.59		28
	5/31/13		11.26	0.22		1.34	1.56	(0.27)	(0.02)	(0.29)	12.53	13.94		448,911	0.43		0.25		1.79		18
	5/31/12		11.61	0.20		(0.26)	(0.06)	(0.29)	—	(0.29)	11.26	(0.40)		432,315	0.44		0.25		1.82		13

66	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE 2015 FUND
Institutional Class:	5/31/16		$10.56	$0.20		$(0.32)	$(0.12)	$(0.25)	$(0.58)	$(0.83)	$9.61	(0.79)%		$ 856,233	0.12%		0.00%		2.01%		18%
	5/31/15		10.80	0.20		0.39	0.59	(0.32)	(0.51)	(0.83)	10.56	5.78		861,906	0.12		0.00		1.85		16
	5/31/14		10.46	0.19		0.93	1.12	(0.35)	(0.43)	(0.78)	10.80	10.93		750,459	0.13		0.00		1.81		20
	5/31/13		9.54	0.20		1.28	1.48	(0.30)	(0.26)	(0.56)	10.46	15.85		537,761	0.13		0.00		1.99		13
	5/31/12		10.21	0.19		(0.35)	(0.16)	(0.30)	(0.21)	(0.51)	9.54	(1.26)		331,069	0.13		0.00		2.02		11
Advisor Class:	5/31/16	‡	10.35	0.07		0.02	0.09	(0.25)	(0.58)	(0.83)	9.61	1.21	bm	102	0.14	[c]	0.02	[c]	1.54	[c]	18
Premier Class:	5/31/16		10.52	0.18		(0.31)	(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)		227,814	0.27		0.15		1.87		18
	5/31/15		10.77	0.18		0.39	0.57	(0.31)	(0.51)	(0.82)	10.52	5.53		215,362	0.27		0.15		1.69		16
	5/31/14		10.42	0.18		0.93	1.11	(0.33)	(0.43)	(0.76)	10.77	10.90		228,069	0.28		0.15		1.72		20
	5/31/13		9.51	0.19		1.26	1.45	(0.28)	(0.26)	(0.54)	10.42	15.64		197,915	0.28		0.15		1.85		13
	5/31/12		10.19	0.18		(0.36)	(0.18)	(0.29)	(0.21)	(0.50)	9.51	(1.46)		152,161	0.28		0.15		1.84		11
Retirement Class:	5/31/16		12.53	0.21		(0.38)	(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)		665,990	0.42		0.25		1.76		18
	5/31/15		12.66	0.20		0.47	0.67	(0.29)	(0.51)	(0.80)	12.53	5.52		727,918	0.42		0.25		1.60		16
	5/31/14		12.14	0.19		1.07	1.26	(0.31)	(0.43)	(0.74)	12.66	10.62		710,134	0.43		0.25		1.55		20
	5/31/13		10.98	0.21		1.48	1.69	(0.27)	(0.26)	(0.53)	12.14	15.67		656,220	0.43		0.25		1.78		13
	5/31/12		11.67	0.20		(0.41)	(0.21)	(0.27)	(0.21)	(0.48)	10.98	(1.55)		575,517	0.43		0.25		1.77		11

LIFECYCLE 2020 FUND
Institutional Class:	5/31/16		10.72	0.20		(0.36)	(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)		1,521,819	0.12		0.00		1.98		14
	5/31/15		10.86	0.19		0.47	0.66	(0.33)	(0.47)	(0.80)	10.72	6.34		1,403,172	0.12		0.00		1.80		13
	5/31/14		10.36	0.19		1.05	1.24	(0.36)	(0.38)	(0.74)	10.86	12.28		1,103,076	0.13		0.00		1.76		15
	5/31/13		9.25	0.20		1.43	1.63	(0.28)	(0.24)	(0.52)	10.36	18.04		726,575	0.13		0.00		2.00		12
	5/31/12		9.99	0.18		(0.47)	(0.29)	(0.28)	(0.17)	(0.45)	9.25	(2.60)		419,753	0.13		0.00		1.98		8
Advisor Class:	5/31/16	‡	10.48	0.07		(0.01)	0.06	(0.24)	(0.54)	(0.78)	9.76	0.88	bn	102	0.14	[c]	0.03	[c]	1.43	[c]	14
Premier Class:	5/31/16		10.69	0.18		(0.36)	(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)		438,819	0.27		0.15		1.83		14
	5/31/15		10.84	0.18		0.45	0.63	(0.31)	(0.47)	(0.78)	10.69	6.10		377,734	0.27		0.15		1.67		13
	5/31/14		10.34	0.18		1.04	1.22	(0.34)	(0.38)	(0.72)	10.84	12.15		367,841	0.28		0.15		1.70		15
	5/31/13		9.23	0.18		1.44	1.62	(0.27)	(0.24)	(0.51)	10.34	17.92		265,878	0.28		0.15		1.86		12
	5/31/12		9.98	0.17		(0.48)	(0.31)	(0.27)	(0.17)	(0.44)	9.23	(2.80)		190,954	0.28		0.15		1.85		8
Retirement Class:	5/31/16		12.96	0.21		(0.44)	(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)		1,033,003	0.42		0.25		1.73		14
	5/31/15		12.97	0.20		0.56	0.76	(0.30)	(0.47)	(0.77)	12.96	6.04		1,054,395	0.42		0.25		1.56		13
	5/31/14		12.24	0.19		1.25	1.44	(0.33)	(0.38)	(0.71)	12.97	12.00		964,674	0.43		0.25		1.50		15
	5/31/13		10.84	0.21		1.68	1.89	(0.25)	(0.24)	(0.49)	12.24	17.78		832,093	0.43		0.25		1.79		12
	5/31/12		11.62	0.19		(0.55)	(0.36)	(0.25)	(0.17)	(0.42)	10.84	(2.85)		711,358	0.43		0.25		1.71		8

68	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE 2025 FUND
Institutional Class:	5/31/16		$10.81	$0.19		$(0.43)	$(0.24)	$(0.24)	$(0.57)	$(0.81)	$9.76	(1.96)%		$1,633,946	0.12%		0.00%		1.96%		11%
	5/31/15		10.90	0.19		0.53	0.72	(0.34)	(0.47)	(0.81)	10.81	6.93		1,468,702	0.12		0.00		1.79		12
	5/31/14		10.29	0.18		1.19	1.37	(0.38)	(0.38)	(0.76)	10.90	13.64		1,140,353	0.13		0.00		1.73		12
	5/31/13		9.00	0.19		1.60	1.79	(0.27)	(0.23)	(0.50)	10.29	20.37		749,263	0.13		0.00		1.99		11
	5/31/12		9.83	0.18		(0.60)	(0.42)	(0.27)	(0.14)	(0.41)	9.00	(4.00)		403,396	0.13		0.00		1.94		7
Advisor Class:	5/31/16	‡	10.54	0.06		(0.03)	0.03	(0.24)	(0.57)	(0.81)	9.76	0.54	bo	102	0.14	[c]	0.02	[c]	1.31	[c]	11
Premier Class:	5/31/16		10.76	0.18		(0.42)	(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)		469,798	0.27		0.15		1.82		11
	5/31/15		10.86	0.18		0.51	0.69	(0.32)	(0.47)	(0.79)	10.76	6.69		382,956	0.27		0.15		1.63		12
	5/31/14		10.26	0.18		1.16	1.34	(0.36)	(0.38)	(0.74)	10.86	13.42		358,098	0.28		0.15		1.67		12
	5/31/13		8.98	0.18		1.58	1.76	(0.25)	(0.23)	(0.48)	10.26	20.14		264,821	0.28		0.15		1.86		11
	5/31/12		9.80	0.16		(0.58)	(0.42)	(0.26)	(0.14)	(0.40)	8.98	(4.01)		181,859	0.28		0.15		1.81		7
Retirement Class:	5/31/16		13.19	0.21		(0.52)	(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)		1,000,951	0.42		0.25		1.71		11
	5/31/15		13.13	0.20		0.63	0.83	(0.30)	(0.47)	(0.77)	13.19	6.62		1,029,164	0.42		0.25		1.54		12
	5/31/14		12.25	0.19		1.42	1.61	(0.35)	(0.38)	(0.73)	13.13	13.39		928,337	0.43		0.25		1.47		12
	5/31/13		10.64	0.21		1.87	2.08	(0.24)	(0.23)	(0.47)	12.25	19.94		776,980	0.43		0.25		1.81		11
	5/31/12		11.52	0.18		(0.68)	(0.50)	(0.24)	(0.14)	(0.38)	10.64	(4.11)		665,020	0.43		0.25		1.65		7

LIFECYCLE 2030 FUND
Institutional Class:	5/31/16		10.81	0.19		(0.49)	(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)		1,645,188	0.12		0.00		1.93		12
	5/31/15		10.86	0.19		0.58	0.77	(0.34)	(0.48)	(0.82)	10.81	7.48		1,495,152	0.12		0.00		1.77		11
	5/31/14		10.16	0.18		1.29	1.47	(0.39)	(0.38)	(0.77)	10.86	14.82		1,139,305	0.13		0.00		1.69		11
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)	(0.49)	10.16	22.50		736,779	0.13		0.00		1.97		12
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)	(0.36)	8.73	(5.25)		407,473	0.13		0.00		1.86		5
Advisor Class:	5/31/16	‡	10.52	0.05		(0.06)	(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15	bp	102	0.14	[c]	0.03	[c]	1.19	[c]	12
Premier Class:	5/31/16		10.77	0.18		(0.50)	(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)		458,645	0.27		0.15		1.80		12
	5/31/15		10.82	0.17		0.59	0.76	(0.33)	(0.48)	(0.81)	10.77	7.35		384,809	0.27		0.15		1.62		11
	5/31/14		10.12	0.17		1.29	1.46	(0.38)	(0.38)	(0.76)	10.82	14.72		358,491	0.28		0.15		1.65		11
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)	(0.48)	10.12	22.16		267,879	0.28		0.15		1.83		12
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)	(0.35)	8.71	(5.26)		180,029	0.28		0.15		1.74		5
Retirement Class:	5/31/16		13.39	0.21		(0.60)	(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)		885,365	0.42		0.25		1.69		12
	5/31/15		13.26	0.20		0.72	0.92	(0.31)	(0.48)	(0.79)	13.39	7.22		920,141	0.42		0.25		1.52		11
	5/31/14		12.25	0.18		1.57	1.75	(0.36)	(0.38)	(0.74)	13.26	14.54		825,381	0.43		0.25		1.41		11
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)	(0.46)	12.25	22.15		708,355	0.43		0.25		1.78		12
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)	(0.33)	10.44	(5.40)		599,240	0.43		0.25		1.55		5

70	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate

LIFECYCLE 2035 FUND
Institutional Class:	5/31/16		$10.92	$0.18		$(0.55)	$(0.37)	$(0.22)	$(0.65)	$(0.87)	$ 9.68	(3.08)%		$1,721,118	0.12%		0.00%		1.82%		11%
	5/31/15		10.97	0.18		0.63	0.81	(0.34)	(0.52)	(0.86)	10.92	7.83		1,562,158	0.12		0.00		1.67		11
	5/31/14		10.18	0.17		1.44	1.61	(0.41)	(0.41)	(0.82)	10.97	16.10		1,209,710	0.13		0.00		1.58		10
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)	(0.48)	10.18	24.45		775,166	0.13		0.00		1.90		12
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)	(0.33)	8.61	(6.55)		406,001	0.13		0.00		1.75		4
Advisor Class:	5/31/16	‡	10.60	0.04		(0.09)	(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17	)bq	102	0.14	[c]	0.03	[c]	0.99	[c]	11
Premier Class:	5/31/16		10.90	0.17		(0.56)	(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)		467,084	0.27		0.15		1.68		11
	5/31/15		10.94	0.17		0.64	0.81	(0.33)	(0.52)	(0.85)	10.90	7.78		384,423	0.27		0.15		1.52		11
	5/31/14		10.16	0.17		1.41	1.58	(0.39)	(0.41)	(0.80)	10.94	15.87		357,264	0.28		0.15		1.56		10
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)	(0.47)	10.16	24.20		265,404	0.28		0.15		1.76		12
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)	(0.32)	8.60	(6.55)		180,502	0.28		0.15		1.63		4
Retirement Class:	5/31/16		13.73	0.20		(0.69)	(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)		808,408	0.42		0.25		1.58		11
	5/31/15		13.57	0.19		0.80	0.99	(0.31)	(0.52)	(0.83)	13.73	7.60		871,827	0.42		0.25		1.43		11
	5/31/14		12.43	0.17		1.76	1.93	(0.38)	(0.41)	(0.79)	13.57	15.72		800,282	0.43		0.25		1.31		10
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)	(0.45)	12.43	24.12		693,253	0.43		0.25		1.74		12
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)	(0.30)	10.42	(6.68)		594,181	0.43		0.25		1.43		4

LIFECYCLE 2040 FUND
Institutional Class:	5/31/16		11.05	0.17		(0.62)	(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)		2,177,059	0.11		0.00		1.70		11
	5/31/15		11.07	0.17		0.70	0.87	(0.35)	(0.54)	(0.89)	11.05	8.35		2,002,921	0.12		0.00		1.60		11
	5/31/14		10.25	0.16		1.52	1.68	(0.43)	(0.43)	(0.86)	11.07	16.75		1,524,091	0.12		0.00		1.51		9
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)	(0.54)	10.25	25.40		978,672	0.13		0.00		1.88		13
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)	(0.35)	8.65	(6.71)		526,001	0.13		0.00		1.72		5
Advisor Class:	5/31/16	‡	10.69	0.04		(0.13)	(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60	)br	102	0.14	[c]	0.03	[c]	0.78	[c]	11
Premier Class:	5/31/16		11.02	0.15		(0.60)	(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)		597,044	0.26		0.15		1.56		11
	5/31/15		11.04	0.16		0.69	0.85	(0.33)	(0.54)	(0.87)	11.02	8.21		514,930	0.27		0.15		1.47		11
	5/31/14		10.22	0.16		1.50	1.66	(0.41)	(0.43)	(0.84)	11.04	16.64		497,618	0.27		0.15		1.50		9
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)	(0.53)	10.22	25.17		377,355	0.28		0.15		1.72		13
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)	(0.34)	8.63	(6.92)		261,785	0.28		0.15		1.61		5
Retirement Class:	5/31/16		14.10	0.19		(0.78)	(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)		1,000,745	0.41		0.25		1.47		11
	5/31/15		13.89	0.19		0.87	1.06	(0.31)	(0.54)	(0.85)	14.10	8.03		1,116,406	0.42		0.25		1.36		11
	5/31/14		12.66	0.16		1.89	2.05	(0.39)	(0.43)	(0.82)	13.89	16.51		1,072,547	0.42		0.25		1.23		9
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)	(0.51)	12.66	25.10		977,063	0.43		0.25		1.69		13
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)	(0.32)	10.57	(7.00)		857,435	0.43		0.25		1.39		5

72	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate

LIFECYCLE 2045 FUND
Institutional Class:	5/31/16		$11.44	$0.18		$(0.63)	$(0.45)	$(0.20)	$(0.37)	$(0.57)	$10.42	(3.71)%		$922,057	0.12%		0.00%		1.68%		8%
	5/31/15		11.11	0.18		0.71	0.89	(0.32)	(0.24)	(0.56)	11.44	8.31		749,747	0.13		0.00		1.59		8
	5/31/14		9.94	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.11	16.79		489,349	0.14		0.00		1.51		6
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)	(0.24)	9.94	25.33		267,192	0.15		0.00		1.89		9
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	—	(0.18)	8.14	(6.77)		115,021	0.17		0.00		1.68		9
Advisor Class:	5/31/16	‡	11.08	0.04		(0.13)	(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60	)bs	102	0.15	[c]	0.03	[c]	0.73	[c]	8
Premier Class:	5/31/16		11.40	0.16		(0.62)	(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)		280,898	0.27		0.15		1.55		8
	5/31/15		11.08	0.16		0.71	0.87	(0.31)	(0.24)	(0.55)	11.40	8.10		207,328	0.28		0.15		1.47		8
	5/31/14		9.92	0.16		1.47	1.63	(0.37)	(0.10)	(0.47)	11.08	16.60		158,576	0.29		0.15		1.48		6
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)	(0.23)	9.92	25.25		84,430	0.30		0.15		1.72		9
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	—	(0.18)	8.12	(6.87)		38,862	0.32		0.15		1.53		9
Retirement Class:	5/31/16		11.37	0.15		(0.63)	(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)		402,825	0.42		0.25		1.45		8
	5/31/15		11.05	0.15		0.71	0.86	(0.30)	(0.24)	(0.54)	11.37	8.00		395,217	0.43		0.25		1.37		8
	5/31/14		9.89	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.05	16.52		326,030	0.44		0.25		1.23		6
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)	(0.22)	9.89	25.07		248,237	0.45		0.25		1.68		9
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	—	(0.16)	8.10	(7.03)		155,417	0.48		0.25		1.41		9

LIFECYCLE 2050 FUND
Institutional Class:	5/31/16		11.42	0.17		(0.61)	(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)		550,907	0.13		0.00		1.66		9
	5/31/15		11.08	0.18		0.71	0.89	(0.32)	(0.23)	(0.55)	11.42	8.30		423,230	0.13		0.00		1.59		7
	5/31/14		9.91	0.16		1.49	1.65	(0.38)	(0.10)	(0.48)	11.08	16.76		266,715	0.15		0.00		1.51		6
	5/31/13		8.11	0.17		1.86	2.03	(0.18)	(0.05)	(0.23)	9.91	25.33		141,731	0.17		0.00		1.89		8
	5/31/12		8.90	0.14		(0.75)	(0.61)	(0.18)	—	(0.18)	8.11	(6.72)		59,624	0.21		0.00		1.68		6
Advisor Class:	5/31/16	‡	11.06	0.03		(0.11)	(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55	)bt	102	0.16	[c]	0.03	[c]	0.70	[c]	9
Premier Class:	5/31/16		11.38	0.16		(0.60)	(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)		180,517	0.28		0.15		1.53		9
	5/31/15		11.05	0.17		0.70	0.87	(0.31)	(0.23)	(0.54)	11.38	8.09		130,718	0.28		0.15		1.51		7
	5/31/14		9.89	0.16		1.46	1.62	(0.36)	(0.10)	(0.46)	11.05	16.57		92,974	0.30		0.15		1.47		6
	5/31/13		8.09	0.16		1.86	2.02	(0.17)	(0.05)	(0.22)	9.89	25.25		43,678	0.32		0.15		1.74		8
	5/31/12		8.89	0.12		(0.75)	(0.63)	(0.17)	—	(0.17)	8.09	(6.93)		21,343	0.36		0.15		1.53		6
Retirement Class:	5/31/16		11.35	0.15		(0.62)	(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)		243,273	0.43		0.25		1.44		9
	5/31/15		11.02	0.15		0.70	0.85	(0.29)	(0.23)	(0.52)	11.35	7.98		235,899	0.43		0.25		1.35		7
	5/31/14		9.86	0.13		1.48	1.61	(0.35)	(0.10)	(0.45)	11.02	16.48		189,266	0.45		0.25		1.23		6
	5/31/13		8.07	0.15		1.85	2.00	(0.16)	(0.05)	(0.21)	9.86	25.07		142,830	0.47		0.25		1.66		8
	5/31/12		8.86	0.11		(0.74)	(0.63)	(0.16)	—	(0.16)	8.07	(6.97)		85,178	0.52		0.25		1.40		6

74	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate

LIFECYCLE 2055 FUND
Institutional Class:	5/31/16		$12.77	$0.19		$(0.67)	$(0.48)	$(0.22)	$(0.35)	$(0.57)	$11.72	(3.62)%		$97,784	0.19%		0.00%		1.62%		24%
	5/31/15		12.33	0.20		0.79	0.99	(0.35)	(0.20)	(0.55)	12.77	8.31		59,787	0.21		0.00		1.58		9
	5/31/14		11.00	0.17		1.65	1.82	(0.41)	(0.08)	(0.49)	12.33	16.70		29,574	0.32		0.00		1.49		10
	5/31/13		9.00	0.18		2.07	2.25	(0.19)	(0.06)	(0.25)	11.00	25.40		9,903	0.51		0.00		1.79		26
	5/31/12		9.85	0.15		(0.81)	(0.66)	(0.19)	(0.00)[d]	(0.19)	9.00	(6.55)		2,072	1.12		0.00		1.61		44
Advisor Class:	5/31/16	‡	12.36	0.04		(0.11)	(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44	)bu	102	0.21	[c]	0.03	[c]	0.67	[c]	24
Premier Class:	5/31/16		12.73	0.17		(0.66)	(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)		45,977	0.34		0.15		1.49		24
	5/31/15		12.30	0.18		0.79	0.97	(0.34)	(0.20)	(0.54)	12.73	8.13		26,407	0.36		0.15		1.47		9
	5/31/14		10.98	0.19		1.61	1.80	(0.40)	(0.08)	(0.48)	12.30	16.55		14,041	0.47		0.15		1.65		10
	5/31/13		8.99	0.17		2.06	2.23	(0.18)	(0.06)	(0.24)	10.98	25.19		4,531	0.66		0.15		1.72		26
	5/31/12		9.85	0.14		(0.82)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.73)		1,335	1.28		0.15		1.50		44
Retirement Class:	5/31/16		12.73	0.16		(0.66)	(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)		60,056	0.49		0.25		1.33		24
	5/31/15		12.30	0.17		0.79	0.96	(0.33)	(0.20)	(0.53)	12.73	8.02		55,577	0.51		0.25		1.35		9
	5/31/14		10.98	0.15		1.64	1.79	(0.39)	(0.08)	(0.47)	12.30	16.41		35,171	0.62		0.25		1.26		10
	5/31/13		8.99	0.16		2.06	2.22	(0.17)	(0.06)	(0.23)	10.98	25.06		18,835	0.81		0.25		1.64		26
	5/31/12		9.85	0.13		(0.81)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.79)		10,725	1.41		0.25		1.38		44

LIFECYCLE 2060 FUND
Institutional Class:	5/31/16		10.48	0.16		(0.55)	(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)		5,533	1.15		0.00		1.67		54
	5/31/15	^	10.00	0.14		0.60	0.74	(0.26)	—	(0.26)	10.48	7.55		5,622	1.64	[c]	0.00	[c]	2.06	[c]	12	[b]
Advisor Class:	5/31/16	‡	10.15	0.03		(0.09)	(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39	)bv	102	1.16	[c]	0.02	[c]	0.65	[c]	54
Premier Class:	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)		2,527	1.30		0.15		1.52		54
	5/31/15	^	10.00	0.13		0.60	0.73	(0.26)	—	(0.26)	10.47	7.40		2,686	1.82	[c]	0.15	[c]	1.92	[c]	12	[b]
Retirement Class:	5/31/16		10.47	0.15		(0.56)	(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)		4,652	1.45		0.25		1.55		54
	5/31/15	^	10.00	0.12		0.60	0.72	(0.25)	—	(0.25)	10.47	7.38		3,165	1.99	[c]	0.25	[c]	1.77	[c]	12	[b]

76	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	77

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
[k]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.29)%.
[l]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.66)%.
[m]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.97)%.
[n]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (1.45)%.
[o]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.05)%.
[p]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.69)%.
[q]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.22)%.
[r]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.92)%.
[s]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.92)%.
[t]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.88)%.
[u]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.73)%.
[v]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (3.63)%.
^	The Fund commenced operations on September 26, 2014.
‡	The Advisor Class commenced operations on December 4, 2015.

78	2016 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	79

Notes to financial statements

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2016, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, and dividend reclassifications were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In May 2015, the FASB issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in

80	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize, within the fair value hierarchy, all investments for which the fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Funds adopted the ASU for this annual report. The adoption of the ASU did not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of May 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2016, there were no transfers between levels by the Funds.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	81

Notes to financial statements

As of May 31, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2016. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2016. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements for the Institutional Class, Premier Class, Retirement Class and Retail Class will continue through at least September 30, 2016, and the Advisor Class through at least December 3, 2016, unless changed with approval of the Board.

82	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2016, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)
Lifecycle 2060	$—	$439,649	$(2,814)

During the year ended May 31, 2016, TIAA received total proceeds of $13,000,000 from redemptions from the Lifecycle 2055 Fund.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of May 31, 2016:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	8%
Lifecycle 2010	—	8
Lifecycle 2015	—	9
Lifecycle 2020	—	10
Lifecycle 2025	—	10
Lifecycle 2030	—	9
Lifecycle 2035	—	9
Lifecycle 2040	—	9
Lifecycle 2045	—	11
Lifecycle 2050	—	15
Lifecycle 2055	—	3
Lifecycle 2060	77	—

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	83

Notes to financial statements

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2016
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$92,158,556	$22,868,396	$15,495,627	$877,999	$2,606,335	$98,853,644
TIAA-CREF Bond Plus	40,601,702	8,769,898	5,243,092	355,873	1,288,704	43,498,213
TIAA-CREF Emerging Markets Debt	3,659,464	1,244,629	841,405	(58,822)	182,207	3,956,958
TIAA-CREF Emerging Markets Equity	9,320,689	3,553,068	2,456,937	(284,457)	92,067	8,665,114
TIAA-CREF Enhanced International Equity Index	11,790,552	4,037,031	1,624,867	(191,432)	364,214	12,773,201
TIAA-CREF Enhanced Large-Cap Growth Index	19,001,844	5,322,273	3,028,218	1,681,735	205,186	19,865,585
TIAA-CREF Enhanced Large-Cap Value Index	17,617,079	5,567,859	2,373,296	941,285	413,908	19,059,727
TIAA-CREF Global Natural Resources	2,225,445	1,028,065	521,594	(116,098)	52,563	2,401,177
TIAA-CREF Growth & Income	16,574,010	4,782,764	2,600,651	1,016,612	208,974	17,561,975
TIAA-CREF High-Yield	11,094,473	5,492,700	4,063,383	(327,029)	711,038	11,871,555
TIAA-CREF Inflation-Linked Bond	36,914,332	7,744,727	5,269,152	(157,640)	125,274	39,458,747
TIAA-CREF International Equity	14,018,827	5,821,229	3,082,283	(182,243)	182,811	15,123,136
TIAA-CREF International Opportunities	11,107,686	3,880,536	1,986,625	(98,491)	139,535	11,809,637
TIAA-CREF Large-Cap Growth	20,185,979	5,951,828	4,605,758	841,791	72,675	21,142,253
TIAA-CREF Large-Cap Value	18,692,241	6,639,442	3,350,643	793,816	265,411	20,329,472
TIAA-CREF Mid-Cap Growth	405,229	785,752	232,294	58,609	677	927,828
TIAA-CREF Mid-Cap Value	277,711	972,532	252,518	7,253	4,873	978,407
TIAA-CREF Money Market	27,890	39	—	—	39	27,929
TIAA-CREF Short-Term Bond	37,078,757	8,323,631	5,751,730	(25,284)	648,240	39,504,069
TIAA-CREF Small-Cap Equity	8,099,674	2,895,471	1,632,157	456,407	60,632	8,373,987
	$370,852,140	$105,681,870	$64,412,230	$5,589,884	$7,625,363	$396,182,614

84	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2016
Lifecycle 2010 Fund
TIAA-CREF Bond	$265,262,445	$49,431,300	$47,537,935	$2,480,656	$7,165,902	$265,160,510
TIAA-CREF Bond Plus	121,332,218	19,650,010	18,460,317	1,088,603	3,680,591	120,650,562
TIAA-CREF Emerging Markets Debt	10,968,801	1,962,094	1,639,431	(128,214)	520,539	10,965,127
TIAA-CREF Emerging Markets Equity	30,865,194	8,651,116	7,728,156	(1,950,272)	283,932	26,167,411
TIAA-CREF Enhanced International Equity Index	40,021,293	8,628,736	4,901,642	(534,461)	1,146,264	39,090,264
TIAA-CREF Enhanced Large-Cap Growth Index	64,630,985	13,875,432	12,744,258	5,976,828	651,721	61,164,659
TIAA-CREF Enhanced Large-Cap Value Index	60,200,504	13,062,685	8,835,494	3,322,888	1,313,264	58,648,827
TIAA-CREF Global Natural Resources	7,537,604	2,652,635	1,747,331	(659,031)	164,560	7,333,405
TIAA-CREF Growth & Income	56,149,311	11,414,217	9,835,250	3,738,330	667,900	53,771,171
TIAA-CREF High-Yield	33,144,838	11,748,509	9,993,419	(1,023,888)	2,025,961	32,949,334
TIAA-CREF Inflation-Linked Bond	89,135,764	15,853,989	13,695,293	(386,538)	289,470	91,439,259
TIAA-CREF International Equity	46,438,137	14,120,806	9,640,880	(474,148)	568,253	45,598,666
TIAA-CREF International Opportunities	37,474,392	9,493,182	6,859,972	(446,110)	440,697	36,137,062
TIAA-CREF Large-Cap Growth	68,366,735	14,901,715	17,431,054	2,555,803	228,414	64,568,080
TIAA-CREF Large-Cap Value	62,571,976	16,478,605	11,422,947	3,208,072	836,401	62,178,355
TIAA-CREF Mid-Cap Growth	1,756,423	2,325,584	904,167	203,523	2,798	3,018,440
TIAA-CREF Mid-Cap Value	1,364,554	2,222,107	300,321	100,775	20,806	3,164,059
TIAA-CREF Money Market	58,956	14	—	—	82	58,970
TIAA-CREF Short-Term Bond	88,009,424	17,651,835	13,784,576	(97,648)	1,509,441	91,537,031
TIAA-CREF Small-Cap Equity	27,129,424	7,656,334	5,985,191	1,679,880	190,654	25,612,568
	$1,112,418,978	$241,780,905	$203,447,634	$18,655,048	$21,707,650	$1,099,213,760

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	85

Notes to financial statements

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2016
Lifecycle 2015 Fund
TIAA-CREF Bond	$412,338,205	$68,214,692	$72,955,646	$4,566,353	$10,973,542	$404,396,208
TIAA-CREF Bond Plus	196,311,153	29,485,823	30,827,277	2,389,969	5,882,442	191,900,432
TIAA-CREF Emerging Markets Debt	17,749,195	3,244,181	2,974,323	(6,427)	832,609	17,475,792
TIAA-CREF Emerging Markets Equity	54,389,698	12,265,938	10,933,913	362,279	494,446	45,799,688
TIAA-CREF Enhanced International Equity Index	71,975,909	13,189,228	7,542,402	318,267	2,041,109	69,211,377
TIAA-CREF Enhanced Large-Cap Growth Index	116,980,270	21,441,421	21,145,627	14,976,301	1,167,843	108,836,814
TIAA-CREF Enhanced Large-Cap Value Index	109,110,135	20,895,781	15,022,339	9,844,650	2,356,462	104,471,225
TIAA-CREF Global Natural Resources	13,605,586	4,289,433	2,878,101	168,309	296,584	13,002,310
TIAA-CREF Growth & Income	101,441,617	17,393,984	16,559,639	11,154,501	1,183,313	95,225,675
TIAA-CREF High-Yield	53,575,625	17,946,246	15,993,661	598,742	3,239,238	52,373,829
TIAA-CREF Inflation-Linked Bond	108,221,736	17,725,458	15,443,405	218,564	349,677	110,635,787
TIAA-CREF International Equity	82,109,139	22,128,902	15,336,033	1,484,610	996,972	79,456,592
TIAA-CREF International Opportunities	67,597,194	14,867,737	11,481,908	515,120	787,518	63,893,225
TIAA-CREF Large-Cap Growth	122,117,644	22,511,909	27,984,571	13,598,502	407,100	114,205,838
TIAA-CREF Large-Cap Value	112,856,441	26,243,855	18,943,901	10,491,857	1,485,696	110,112,680
TIAA-CREF Mid-Cap Growth	3,770,884	3,512,365	1,269,870	265,018	6,163	5,635,748
TIAA-CREF Mid-Cap Value	2,996,481	3,921,330	681,124	399,623	44,574	5,936,923
TIAA-CREF Money Market	143,145	20	—	—	200	143,165
TIAA-CREF Short-Term Bond	106,486,716	21,192,428	16,511,838	74,930	1,821,012	110,751,814
TIAA-CREF Small-Cap Equity	48,906,733	11,541,180	9,345,715	4,746,397	340,283	45,343,588
	$1,802,683,506	$352,011,911	$313,831,293	$76,167,565	$34,706,783	$1,748,808,710

86	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2016
Lifecycle 2020 Fund
TIAA-CREF Bond	$534,722,578	$139,388,458	$82,547,452	$6,485,101	$15,059,208	$587,689,841
TIAA-CREF Bond Plus	308,519,103	64,359,072	40,115,171	4,015,310	9,655,721	327,980,305
TIAA-CREF Emerging Markets Debt	27,964,271	6,276,917	3,631,495	12,187	1,368,055	29,796,731
TIAA-CREF Emerging Markets Equity	95,740,526	27,138,016	16,349,505	833,420	917,076	88,691,511
TIAA-CREF Enhanced International Equity Index	130,432,937	32,765,937	11,266,425	683,232	3,887,911	136,317,741
TIAA-CREF Enhanced Large-Cap Growth Index	213,812,288	43,655,206	26,124,502	26,232,810	2,237,380	215,411,553
TIAA-CREF Enhanced Large-Cap Value Index	199,396,180	44,209,733	17,130,801	16,520,765	4,519,430	206,828,175
TIAA-CREF Global Natural Resources	25,454,093	8,228,890	4,424,821	270,877	560,662	25,561,070
TIAA-CREF Growth & Income	183,959,289	37,266,949	20,720,476	18,366,066	2,242,148	187,324,563
TIAA-CREF High-Yield	85,087,339	32,020,963	22,606,513	1,058,425	5,331,338	89,540,623
TIAA-CREF Inflation-Linked Bond	113,129,291	29,392,097	13,221,879	225,615	390,609	129,580,963
TIAA-CREF International Equity	147,976,574	46,941,204	23,764,897	3,912,137	1,871,693	153,837,856
TIAA-CREF International Opportunities	123,699,326	30,772,746	15,219,805	796,627	1,499,336	126,057,036
TIAA-CREF Large-Cap Growth	221,990,838	44,828,506	37,341,407	21,627,108	777,507	224,869,274
TIAA-CREF Large-Cap Value	205,909,168	51,858,690	22,953,400	17,591,034	2,845,776	216,422,866
TIAA-CREF Mid-Cap Growth	8,230,434	6,312,926	1,824,776	662,842	14,586	11,780,960
TIAA-CREF Mid-Cap Value	6,863,750	6,960,508	768,883	779,817	104,574	12,293,336
TIAA-CREF Money Market	191,587	28	—	—	267	191,615
TIAA-CREF Short-Term Bond	110,821,427	33,230,122	13,906,673	132,075	2,018,519	129,717,610
TIAA-CREF Small-Cap Equity	89,175,577	23,808,230	12,983,043	8,624,832	648,321	89,216,033
	$2,833,076,576	$709,415,198	$386,901,924	$128,830,280	$55,950,117	$2,989,109,662

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	87

Notes to financial statements

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2016
Lifecycle 2025 Fund
TIAA-CREF Bond	$402,203,093	$130,839,390	$44,813,161	$5,165,629	$11,695,627	$485,791,745
TIAA-CREF Bond Plus	311,426,146	70,454,562	36,910,726	4,353,838	9,877,101	340,100,452
TIAA-CREF Emerging Markets Debt	28,399,394	7,794,418	4,424,988	16,726	1,396,949	30,953,848
TIAA-CREF Emerging Markets Equity	107,865,171	31,316,701	15,275,112	923,778	1,047,258	103,594,328
TIAA-CREF Enhanced International Equity Index	150,219,236	37,795,910	8,361,716	588,539	4,545,830	161,459,364
TIAA-CREF Enhanced Large-Cap Growth Index	248,030,325	49,562,232	23,112,777	29,213,032	2,625,201	255,718,567
TIAA-CREF Enhanced Large-Cap Value Index	230,896,463	52,350,035	14,512,291	18,069,776	5,306,984	245,813,214
TIAA-CREF Global Natural Resources	28,877,061	10,094,335	4,405,708	354,965	660,499	30,356,346
TIAA-CREF Growth & Income	211,947,764	42,176,243	17,204,783	19,680,647	2,611,166	221,616,622
TIAA-CREF High-Yield	114,698,447	29,046,033	42,149,850	(1,634,854)	6,515,723	92,840,148
TIAA-CREF Inflation-Linked Bond	56,961,365	21,487,996	5,976,489	34,021	207,898	72,681,300
TIAA-CREF International Equity	168,613,876	51,469,819	20,838,985	3,886,433	2,153,382	179,452,421
TIAA-CREF International Opportunities	142,448,000	34,593,293	12,568,057	662,964	1,751,269	149,104,951
TIAA-CREF Large-Cap Growth	256,483,664	50,212,454	34,420,852	22,894,003	908,742	266,991,118
TIAA-CREF Large-Cap Value	238,407,070	59,820,924	20,810,581	19,132,765	3,317,883	256,113,199
TIAA-CREF Mid-Cap Growth	10,620,443	6,813,692	1,564,632	850,688	19,514	14,587,395
TIAA-CREF Mid-Cap Value	9,086,194	7,741,001	558,695	975,441	139,561	15,232,992
TIAA-CREF Money Market	187,740	27	—	—	262	187,767
TIAA-CREF Short-Term Bond	55,262,883	23,603,999	5,913,200	7,902	1,071,011	72,742,135
TIAA-CREF Small-Cap Equity	103,028,644	27,386,140	12,225,660	9,942,201	757,933	105,557,243
	$2,875,662,979	$744,559,204	$326,048,263	$135,118,494	$56,609,793	$3,100,895,155

88	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2016
Lifecycle 2030 Fund
TIAA-CREF Bond	$278,803,848	$131,037,888	$35,952,711	$3,634,599	$8,406,128	$372,704,851
TIAA-CREF Bond Plus	273,315,980	72,264,243	38,539,545	3,808,554	8,737,654	302,714,825
TIAA-CREF Emerging Markets Debt	27,505,981	7,465,859	4,443,943	(10,418)	1,351,192	29,703,298
TIAA-CREF Emerging Markets Equity	115,938,476	31,593,843	14,773,280	885,045	1,121,250	110,902,295
TIAA-CREF Enhanced International Equity Index	163,369,243	38,937,052	7,895,301	550,830	4,962,188	174,378,746
TIAA-CREF Enhanced Large-Cap Growth Index	271,097,633	53,851,866	25,653,900	32,157,842	2,871,341	278,299,091
TIAA-CREF Enhanced Large-Cap Value Index	252,154,045	53,592,536	13,286,863	19,093,712	5,803,437	267,047,746
TIAA-CREF Global Natural Resources	31,105,884	10,423,632	4,182,520	332,160	718,151	32,692,412
TIAA-CREF Growth & Income	230,578,349	43,953,571	17,766,217	21,137,371	2,831,941	239,568,748
TIAA-CREF High-Yield	138,933,852	37,048,544	74,332,103	(5,467,457)	7,373,814	89,336,192
TIAA-CREF Inflation-Linked Bond	—	10,657,591	222,780	1,271	15,535	10,546,037
TIAA-CREF International Equity	181,710,483	50,624,498	18,898,541	3,825,991	2,319,099	191,954,632
TIAA-CREF International Opportunities	154,910,155	35,059,720	11,626,417	591,591	1,907,234	161,407,803
TIAA-CREF Large-Cap Growth	280,417,488	49,444,826	36,014,022	25,276,395	988,708	287,584,318
TIAA-CREF Large-Cap Value	258,982,398	58,948,307	17,481,740	19,871,451	3,616,241	276,844,555
TIAA-CREF Mid-Cap Growth	12,389,998	7,110,763	1,609,790	1,081,852	23,336	16,347,833
TIAA-CREF Mid-Cap Value	10,872,601	8,045,584	579,299	1,174,942	167,174	17,012,011
TIAA-CREF Money Market	180,563	26	—	—	252	180,589
TIAA-CREF Short-Term Bond	—	10,820,705	272,278	604	75,968	10,556,405
TIAA-CREF Small-Cap Equity	112,296,960	26,785,407	11,029,678	10,865,020	825,883	114,168,157
	$2,794,563,937	$737,666,461	$334,560,928	$138,811,355	$54,116,526	$2,983,950,544

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	89

Notes to financial statements

Issue	Value at May 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at May 31, 2016
Lifecycle 2035 Fund
TIAA-CREF Bond	$165,275,071	$95,810,930	$25,066,502	$2,322,227	$5,101,920	$235,271,603
TIAA-CREF Bond Plus	165,549,162	77,429,794	16,266,921	2,410,944	5,731,917	224,704,985
TIAA-CREF Emerging Markets Debt	27,718,476	7,867,919	4,972,384	(27,337)	1,350,294	29,766,147
TIAA-CREF Emerging Markets Equity	127,684,152	33,624,363	14,848,105	840,523	1,225,513	122,389,038
TIAA-CREF Enhanced International Equity Index	181,937,422	43,881,896	9,492,582	658,162	5,501,142	194,042,101
TIAA-CREF Enhanced Large-Cap Growth Index	302,614,535	56,009,381	25,464,660	35,186,792	3,192,476	309,556,439
TIAA-CREF Enhanced Large-Cap Value Index	281,487,942	56,966,784	12,178,368	20,833,932	6,448,002	297,853,067
TIAA-CREF Global Natural Resources	34,652,178	11,306,540	4,236,832	337,198	799,893	36,507,128
TIAA-CREF Growth & Income	256,640,974	45,622,937	16,692,401	22,681,863	3,133,843	266,457,903
TIAA-CREF High-Yield	139,912,465	41,597,049	79,392,405	(5,751,013)	7,411,945	89,561,745
TIAA-CREF International Equity	201,084,905	53,325,992	19,019,272	3,833,597	2,553,213	211,630,120
TIAA-CREF International Opportunities	172,493,361	35,927,779	9,799,594	627,063	2,117,821	179,768,931
TIAA-CREF Large-Cap Growth	312,385,193	49,291,315	33,762,678	25,492,915	1,098,800	320,878,807
TIAA-CREF Large-Cap Value	289,145,928	61,476,988	16,104,001	21,203,294	4,018,463	307,952,117
TIAA-CREF Mid-Cap Growth	14,788,989	7,387,995	1,631,706	1,283,099	27,852	18,663,797
TIAA-CREF Mid-Cap Value	13,054,738	8,325,472	386,043	1,291,631	198,427	19,397,835
TIAA-CREF Money Market	186,513	27	—	—	260	186,540
TIAA-CREF Small-Cap Equity	126,219,741	27,093,326	10,779,792	12,053,230	916,574	127,083,487
	$2,812,831,745	$712,946,487	$300,094,246	$145,278,120	$50,828,355	$2,991,671,790

90	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	May 31, 2016
Lifecycle 2040 Fund
TIAA-CREF Bond	$—	$54,074,534	$1,017,914	$273,219	$588,069	$53,464,563
TIAA-CREF Bond Plus	144,516,234	118,708,415	36,467,763	1,747,932	5,064,196	225,442,975
TIAA-CREF Emerging Markets Debt	35,604,055	11,726,349	8,673,477	(81,567)	1,722,090	37,534,954
TIAA-CREF Emerging Markets Equity	179,224,473	43,502,202	20,524,416	996,475	1,694,991	168,424,155
TIAA-CREF Enhanced International Equity Index	256,907,123	55,811,779	12,361,111	981,077	7,717,959	268,694,767
TIAA-CREF Enhanced Large-Cap Growth Index	427,634,756	71,990,403	35,578,914	50,069,156	4,485,668	430,334,531
TIAA-CREF Enhanced Large-Cap Value Index	398,086,271	68,111,062	12,538,361	28,281,236	9,069,595	412,964,895
TIAA-CREF Global Natural Resources	48,881,827	14,572,768	5,496,276	284,717	1,119,308	50,410,054
TIAA-CREF Growth & Income	361,934,494	56,573,747	22,453,984	31,644,829	4,380,728	369,005,125
TIAA-CREF High-Yield	180,489,214	55,292,357	106,800,327	(7,721,673)	9,438,292	112,821,648
TIAA-CREF International Equity	282,662,286	64,584,067	23,047,179	4,628,156	3,549,425	290,671,577
TIAA-CREF International Opportunities	243,268,242	45,294,757	12,866,100	708,833	2,961,696	248,993,691
TIAA-CREF Large-Cap Growth	440,553,498	54,537,367	40,452,149	32,962,358	1,540,496	444,206,138
TIAA-CREF Large-Cap Value	407,131,367	77,905,301	20,137,234	28,979,123	5,620,202	426,765,737
TIAA-CREF Mid-Cap Growth	22,154,064	9,600,756	2,501,364	1,956,825	41,174	26,411,918
TIAA-CREF Mid-Cap Value	19,313,666	11,710,555	1,064,043	2,036,681	293,087	27,522,966
TIAA-CREF Money Market	273,442	3	—	—	381	273,445
TIAA-CREF Small-Cap Equity	178,242,496	34,745,598	15,293,629	17,341,923	1,285,983	175,766,614
	$3,626,877,508	$848,742,020	$377,274,241	$195,089,300	$60,573,340	$3,769,709,753

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	91

Notes to financial statements

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	May 31, 2016
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$54,014,492	$37,189,361	$10,914,450	$437,837	$1,842,928	$79,570,209
TIAA-CREF Emerging Markets Debt	13,174,386	5,610,982	2,415,092	(219,942)	676,190	15,998,547
TIAA-CREF Emerging Markets Equity	66,975,719	26,988,851	7,723,571	(2,221,279)	676,378	73,682,604
TIAA-CREF Enhanced International Equity Index	96,243,829	37,066,118	3,794,187	(743,391)	3,082,890	117,643,945
TIAA-CREF Enhanced Large-Cap Growth Index	158,868,063	52,761,289	10,486,389	14,674,225	1,794,047	188,298,804
TIAA-CREF Enhanced Large-Cap Value Index	147,665,030	52,548,001	4,502,001	9,116,730	3,628,645	180,692,013
TIAA-CREF Global Natural Resources	18,066,490	9,232,321	2,473,274	(1,152,654)	448,015	22,134,982
TIAA-CREF Growth & Income	134,351,959	40,110,448	3,742,318	9,088,781	1,741,346	160,754,969
TIAA-CREF High-Yield	67,077,366	26,810,858	39,814,729	(5,570,051)	3,730,141	47,983,538
TIAA-CREF International Equity	105,277,576	40,924,169	7,005,708	(788,000)	1,418,371	126,842,370
TIAA-CREF International Opportunities	89,784,779	32,924,604	3,947,762	(363,288)	1,183,431	108,788,016
TIAA-CREF Large-Cap Growth	163,397,760	44,511,505	11,035,426	5,631,438	615,387	193,484,333
TIAA-CREF Large-Cap Value	151,278,305	55,331,609	7,084,066	7,902,536	2,247,330	186,096,470
TIAA-CREF Mid-Cap Growth	8,323,026	5,396,200	1,038,487	531,887	16,432	11,627,244
TIAA-CREF Mid-Cap Value	7,162,694	6,137,869	364,415	654,503	117,561	12,061,303
TIAA-CREF Money Market	81,020	20	—	—	113	81,040
TIAA-CREF Small-Cap Equity	66,164,818	22,290,133	3,263,706	4,271,316	514,070	76,807,100
	$1,347,907,312	$495,834,338	$119,605,581	$41,250,648	$23,733,275	$1,602,547,487

92	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	May 31, 2016
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$31,694,189	$20,340,310	$15,211,851	$(70,073)	$977,065	$36,177,244
TIAA-CREF Emerging Markets Debt	7,686,306	3,737,485	1,507,246	(141,285)	399,860	9,711,323
TIAA-CREF Emerging Markets Equity	39,174,542	18,087,202	4,680,208	(1,324,364)	400,500	45,295,680
TIAA-CREF Enhanced International Equity Index	56,554,031	24,783,540	2,058,928	(387,354)	1,825,899	72,413,556
TIAA-CREF Enhanced Large-Cap Growth Index	92,777,333	36,551,564	6,118,836	8,749,202	1,062,942	115,835,393
TIAA-CREF Enhanced Large-Cap Value Index	86,194,279	36,444,396	2,948,934	5,409,410	2,148,466	111,116,520
TIAA-CREF Global Natural Resources	10,529,338	5,646,469	1,027,041	(475,576)	265,035	13,632,731
TIAA-CREF Growth & Income	78,423,220	28,154,104	2,071,704	5,415,762	1,037,114	98,811,530
TIAA-CREF High-Yield	39,193,456	16,373,226	22,867,214	(3,233,878)	2,209,792	29,137,142
TIAA-CREF International Equity	61,676,912	27,518,254	4,085,692	(411,384)	839,477	78,011,122
TIAA-CREF International Opportunities	52,322,322	22,664,713	2,297,279	(220,489)	700,438	66,961,781
TIAA-CREF Large-Cap Growth	95,513,657	31,899,494	6,668,229	3,344,392	364,504	118,939,673
TIAA-CREF Large-Cap Value	88,184,265	38,031,430	4,253,165	4,749,679	1,332,145	114,404,232
TIAA-CREF Mid-Cap Growth	4,821,272	3,559,297	632,528	307,120	9,734	7,143,514
TIAA-CREF Mid-Cap Value	4,180,971	3,965,269	232,558	388,032	69,536	7,432,466
TIAA-CREF Money Market	41,882	26	—	—	58	41,908
TIAA-CREF Small-Cap Equity	38,621,332	15,469,244	2,027,989	2,553,965	304,394	47,224,015
	$787,589,307	$333,226,023	$78,689,402	$24,653,159	$13,946,959	$972,289,830

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	93

Notes to financial statements

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	May 31, 2016
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$5,688,437	$4,883,257	$5,355,414	$(72,207)	$165,384	$5,058,455
TIAA-CREF Emerging Markets Debt	1,380,326	1,155,727	468,241	(35,458)	76,539	2,041,478
TIAA-CREF Emerging Markets Equity	7,029,644	5,724,186	1,814,596	(405,460)	74,541	9,647,673
TIAA-CREF Enhanced International Equity Index	10,218,870	8,316,673	1,887,135	(264,287)	340,824	15,450,328
TIAA-CREF Enhanced Large-Cap Growth Index	16,643,779	12,562,681	3,403,755	1,666,689	198,588	24,624,529
TIAA-CREF Enhanced Large-Cap Value Index	15,462,422	12,265,193	2,749,638	900,047	400,685	23,616,756
TIAA-CREF Global Natural Resources	1,879,087	1,662,143	379,395	(141,022)	49,759	2,908,887
TIAA-CREF Growth & Income	14,030,132	10,322,536	2,473,207	978,692	202,654	21,019,823
TIAA-CREF High-Yield	7,069,044	4,929,570	5,243,486	(669,286)	426,040	6,124,291
TIAA-CREF International Equity	11,073,649	9,259,502	2,517,476	(197,628)	156,921	16,606,593
TIAA-CREF International Opportunities	9,396,288	7,656,133	1,806,111	(111,055)	130,212	14,272,832
TIAA-CREF Large-Cap Growth	17,062,381	11,623,318	3,324,288	649,593	68,019	25,241,857
TIAA-CREF Large-Cap Value	15,835,067	12,588,981	3,009,363	808,210	248,828	24,296,397
TIAA-CREF Mid-Cap Growth	875,505	966,235	215,084	51,105	1,834	1,527,225
TIAA-CREF Mid-Cap Value	753,708	1,064,147	163,391	66,437	13,056	1,579,711
TIAA-CREF Money Market	6,591	9	—	—	9	6,600
TIAA-CREF Small-Cap Equity	6,923,839	5,172,356	1,262,882	439,592	56,690	10,031,303
	$141,328,769	$110,152,647	$36,073,462	$3,663,962	$2,610,583	$204,054,738

94	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss)	income	May 31, 2016
Lifecycle 2060 Fund
TIAA-CREF Bond Plus	$449,483	$277,693	$562,367	$(11,364)	$10,226	$148,565
TIAA-CREF Emerging Markets Debt	112,388	69,580	55,885	(4,908)	5,558	121,970
TIAA-CREF Emerging Markets Equity	564,891	325,039	198,739	(52,218)	5,665	583,852
TIAA-CREF Enhanced International Equity Index	816,321	456,698	237,571	(41,749)	25,967	933,399
TIAA-CREF Enhanced Large-Cap Growth Index	1,355,454	715,183	455,701	85,080	15,084	1,502,115
TIAA-CREF Enhanced Large-Cap Value Index	1,262,541	684,498	371,910	7,446	30,499	1,441,899
TIAA-CREF Global Natural Resources	154,991	105,524	61,326	(23,552)	3,715	175,349
TIAA-CREF Growth & Income	1,145,214	561,255	333,986	45,934	14,372	1,283,470
TIAA-CREF High-Yield	570,950	308,518	459,934	(56,962)	30,006	366,398
TIAA-CREF International Equity	893,198	513,330	294,242	(26,008)	11,945	1,003,795
TIAA-CREF International Opportunities	764,702	406,638	222,904	(13,213)	9,915	862,540
TIAA-CREF Large-Cap Growth	1,398,843	627,575	454,842	28,410	5,173	1,539,440
TIAA-CREF Large-Cap Value	1,290,790	699,346	386,019	15,274	18,892	1,481,557
TIAA-CREF Mid-Cap Growth	71,547	55,468	24,699	473	139	93,383
TIAA-CREF Mid-Cap Value	61,259	64,703	21,577	2,404	995	96,722
TIAA-CREF Money Market	100	—	—	—	—	100
TIAA-CREF Small-Cap Equity	560,263	306,844	184,118	9,687	4,314	611,656
	$11,472,935	$6,177,892	$4,325,820	$(35,266)	$192,465	$12,246,210

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation)	(depreciation)
Lifecycle Retirement Income	$383,157,243	$15,339,961	$(2,314,590)	$13,025,371
Lifecycle 2010	1,018,931,677	85,642,762	(5,360,679)	80,282,083
Lifecycle 2015	1,769,107,750	32,718,805	(53,017,845)	(20,299,040)
Lifecycle 2020	3,000,489,275	70,336,764	(81,716,377)	(11,379,613)
Lifecycle 2025	3,091,553,445	94,439,700	(85,097,990)	9,341,710
Lifecycle 2030	2,953,642,088	112,940,884	(82,632,428)	30,308,456
Lifecycle 2035	2,938,491,588	135,998,614	(82,818,412)	53,180,202
Lifecycle 2040	3,673,946,860	205,777,665	(110,014,772)	95,762,893
Lifecycle 2045	1,553,235,104	70,287,916	(20,975,533)	49,312,383
Lifecycle 2050	948,685,985	36,351,776	(12,747,931)	23,603,845
Lifecycle 2055	206,139,733	666,976	(2,751,971)	(2,084,995)
Lifecycle 2060	13,243,549	—	(997,339)	(997,339)

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	95

Notes to financial statements

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2016 were as follows:

Fund	Purchases	Sales
Lifecycle Retirement Income	$107,492,222	$66,216,790
Lifecycle 2010	241,780,905	203,447,634
Lifecycle 2015	352,011,911	313,831,293
Lifecycle 2020	709,415,198	386,901,924
Lifecycle 2025	744,559,204	326,048,263
Lifecycle 2030	737,666,461	334,560,928
Lifecycle 2035	712,946,487	300,094,246
Lifecycle 2040	848,742,020	377,274,241
Lifecycle 2045	495,834,338	119,605,581
Lifecycle 2050	333,226,023	78,689,402
Lifecycle 2055	113,387,147	39,289,717
Lifecycle 2060	7,969,666	6,112,806

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2016 and May 31, 2015 was as follows:

	5/31/2016			5/31/2015
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Lifecycle Retirement Income	$8,435,298	$7,023,989	$15,459,287	$8,296,812	$3,833,564	$12,130,376
Lifecycle 2010	26,555,702	24,732,599	51,288,301	31,515,393	19,629,662	51,145,055
Lifecycle 2015	38,711,408	91,652,566	130,363,974	46,591,143	73,303,625	119,894,768
Lifecycle 2020	61,528,039	138,381,666	199,909,705	70,226,984	101,276,226	171,503,210
Lifecycle 2025	61,980,200	148,141,962	210,122,162	72,440,742	102,002,465	174,443,207
Lifecycle 2030	59,037,253	150,786,615	209,823,868	70,951,027	100,896,766	171,847,793
Lifecycle 2035	55,022,919	164,951,289	219,974,208	71,420,312	109,452,099	180,872,411
Lifecycle 2040	64,955,423	228,844,376	293,799,799	92,757,430	146,441,254	239,198,684
Lifecycle 2045	26,239,106	48,454,666	74,693,772	32,176,209	23,026,201	55,202,410
Lifecycle 2050	15,350,067	27,876,548	43,226,615	18,242,532	12,844,748	31,087,280
Lifecycle 2055	2,848,870	4,434,364	7,283,234	2,854,554	1,644,054	4,498,608
Lifecycle 2060	227,801	436,531	664,332	260,025	—	260,025

96	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

As of May 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Late-year loss deferral	Total
Lifecycle Retirement Income	$854,086	$6,251,239	$13,025,373	$(288,759)	$19,841,939
Lifecycle 2010	6,357,028	17,652,102	80,282,085	—	104,291,215
Lifecycle 2015	10,876,757	46,546,506	(20,299,039)	—	37,124,224
Lifecycle 2020	17,031,103	87,209,156	(11,379,611)	—	92,860,648
Lifecycle 2025	14,199,423	96,604,446	9,341,711	—	120,145,580
Lifecycle 2030	10,664,663	105,624,003	30,308,453	(2,348,567)	144,248,552
Lifecycle 2035	8,099,745	111,327,998	53,180,204	(2,660,634)	169,947,313
Lifecycle 2040	6,807,642	150,519,153	95,762,895	(3,570,533)	249,519,157
Lifecycle 2045	2,484,816	48,270,093	49,312,380	(222,048)	99,845,241
Lifecycle 2050	1,293,002	28,449,639	23,603,844	(215,844)	53,130,641
Lifecycle 2055	236,741	5,348,817	(2,084,994)	(57,103)	3,443,461
Lifecycle 2060	14,312	393,414	(997,339)	(224)	(589,837)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the utilization of capital loss carryovers, and the treatment of short-term gain as ordinary income for tax purposes.

For the year ended May 31, 2016, the Lifecycle 2050 Fund utilized $89,883 of its capital loss carryover available from prior years.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2016, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	97

Notes to financial statements	concluded

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

98	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, Lifecycle 2055 Fund, and Lifecycle 2060 Fund (twelve of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

July 19, 2016

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	99

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2016

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	85	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	85	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	85	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	85	Director, D2D Fund.

100	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	85	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	85	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	85	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	101

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2016

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (since 2015), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (since 2015), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	85	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	85	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

102	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President, Chief Executive Officer, TIAA Global Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

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Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2016

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Chief Executive Officer, Retail Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.

104	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	105

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to the TIAA-CREF Lifecycle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

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Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Broadridge also compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for each Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Fund’s performance, and the Board considered that the evaluation of TAI’s services to the Funds is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the

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Renewal of investment management agreement (unaudited)

Agreement to the fee rates of any other comparable accounts managed by TAI or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its

108	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

Nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI and potentially in other affiliated and unaffiliated investment companies or pools, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds; conducting research; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Funds. It also considered TAI’s compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each

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Renewal of investment management agreement (unaudited)

Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk TAI assumes. The Board also noted TAI’s waiver of the entire amount of each Fund’s management fees since their inception. The Board also acknowledged certain permanent fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by TAI with respect to the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that TAI had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2015, and that TAI expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

110	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, and has waived the entire amount of its management fee since inception, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI provides similar investment management services to other investment companies. The Board noted that TAI provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Index Funds, which also have an annual management fee rate of 0.10%, with partial, voluntary waivers for some of these funds, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class

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Renewal of investment management agreement (unaudited)

shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net loss” refer to TAI incurring a loss for the services that it rendered to a Fund during 2015 under the Agreement.

Lifecycle Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). With respect to both the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 2 funds within its Expense Group. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while the Fund’s contractual management fee was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-year period. The Fund ranked 2 out of 5 funds within its Performance Group for the three- and five-year periods. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

112	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Lifecycle 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period and ranked 2 out of 4 and 1 out of 3 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	With respect to the Fund’s total expenses, actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 5, 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund ranked 1 out of 5, 1 out of 4 and 1 out of 3 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

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Renewal of investment management agreement (unaudited)

Lifecycle 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one- and three-year periods and ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period and ranked 1 out of 5 and 1 out of 4 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

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continued

Lifecycle 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods, respectively, and ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, and ranked 1 out of 5 and 1 out of 4 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

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Renewal of investment management agreement (unaudited)

Lifecycle 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods, respectively, and ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, and ranked 1 out of 5 and 1 out of 4 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

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continued

Lifecycle 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 3 and 3 out of 3 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, and ranked 1 out of 4 funds within its Performance Group for the three-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	117

Renewal of investment management agreement (unaudited)	concluded

Lifecycle 2060 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive this fee entirely through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee (including the waiver) and contractual management fee, the Fund ranked 1 out of 4 and 4 out of 4 funds within its Expense Group, respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for the one-year and since-inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Based on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

118	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Important tax information (unaudited)

TIAA-CREF Lifecycle Funds

For the year ended May 31, 2016, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Long term
Fund	capital gains
Lifecycle Retirement Income	$7,023,989
Lifecycle 2010	24,732,599
Lifecycle 2015	91,652,566
Lifecycle 2020	138,381,666
Lifecycle 2025	148,141,962
Lifecycle 2030	150,786,615
Lifecycle 2035	164,951,289
Lifecycle 2040	228,844,376
Lifecycle 2045	48,454,666
Lifecycle 2050	27,876,548
Lifecycle 2055	4,434,364
Lifecycle 2060	436,531

For the year ended May 31, 2016, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Retirement Income	22.69%
Lifecycle 2010	22.73%
Lifecycle 2015	26.08%
Lifecycle 2020	30.53%
Lifecycle 2025	36.12%
Lifecycle 2030	42.22%
Lifecycle 2035	50.46%
Lifecycle 2040	60.61%
Lifecycle 2045	61.06%
Lifecycle 2050	62.13%
Lifecycle 2055	62.67%
Lifecycle 2060	61.79%

For the year ended May 31, 2016, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Retirement Income	13.82%
Lifecycle 2010	14.00%
Lifecycle 2015	16.07%
Lifecycle 2020	18.87%
Lifecycle 2025	22.36%
Lifecycle 2030	26.15%
Lifecycle 2035	31.28%
Lifecycle 2040	37.60%
Lifecycle 2045	37.90%
Lifecycle 2050	38.57%
Lifecycle 2055	39.00%
Lifecycle 2060	38.22%

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	119

Important tax information (unaudited)	concluded

TIAA-CREF Lifecycle Funds

For the year ended May 31, 2016, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Retirement Income Fund	$591,334	$0.01698
Lifecycle Fund 2010	1,851,416	0.02037
Lifecycle Fund 2015	3,280,544	0.02072
Lifecycle Fund 2020	6,204,373	0.02400
Lifecycle Fund 2025	7,209,745	0.02734
Lifecycle Fund 2030	7,824,232	0.03047
Lifecycle Fund 2035	8,650,359	0.03390
Lifecycle Fund 2040	12,083,841	0.03761
Lifecycle Fund 2045	4,827,344	0.03651
Lifecycle Fund 2050	2,858,123	0.03642
Lifecycle Fund 2055	533,255	0.04050
Lifecycle Fund 2060	40,557	0.03480

For the year ended May 31, 2016, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

	Foreign taxes	Foreign taxes
Fund	paid	paid per share
Lifecycle Retirement Income Fund	$62,568	$0.00180
Lifecycle Fund 2010	195,339	0.00215
Lifecycle Fund 2015	344,974	0.00218
Lifecycle Fund 2020	649,848	0.00251
Lifecycle Fund 2025	752,478	0.00285
Lifecycle Fund 2030	814,351	0.00317
Lifecycle Fund 2035	898,384	0.00352
Lifecycle Fund 2040	1,252,280	0.00390
Lifecycle Fund 2045	500,159	0.00378
Lifecycle Fund 2050	296,124	0.00377
Lifecycle Fund 2055	55,199	0.00419
Lifecycle Fund 2060	4,198	0.00360

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2016, which will be reported in conjunction with your 2016 Form 1099-DIV.

By early 2017, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

120	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

TIAA-CREF Lifecycle Funds ■ 2016 Annual Report	121

Additional information about index providers (unaudited)	concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

122	2016 Annual Report ■ TIAA-CREF Lifecycle Funds

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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2016 Annual Report

May 31, 2016

TIAA-CREF
Lifecycle Index Funds

of the TIAA-CREF Funds

Understanding your Lifecycle Index Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

2	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 38 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed-income, short-term fixed-income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index* measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On January 1, 2016, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) within the funds’ composite benchmarks.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2015–May 31, 2016).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,017.26	$0.05		$0.61
5% annual hypothetical return	1,000.00	1,024.95	0.05		0.61
2010 Fund actual return	1,000.00	1,016.64	0.05		0.60
5% annual hypothetical return	1,000.00	1,024.95	0.05		0.61
2015 Fund actual return	1,000.00	1,015.59	0.10		0.60
5% annual hypothetical return	1,000.00	1,024.90	0.10		0.61
2020 Fund actual return	1,000.00	1,014.04	0.15		0.65
5% annual hypothetical return	1,000.00	1,024.85	0.15		0.66
2025 Fund actual return	1,000.00	1,011.92	0.15		0.60
5% annual hypothetical return	1,000.00	1,024.85	0.15		0.61
2030 Fund actual return	1,000.00	1,010.65	0.20		0.60
5% annual hypothetical return	1,000.00	1,024.80	0.20		0.61
2035 Fund actual return	1,000.00	1,008.87	0.25		0.65
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.66
2040 Fund actual return	1,000.00	1,006.15	0.25		0.60
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.61
2045 Fund actual return	1,000.00	1,006.40	0.25		0.60
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.61
2050 Fund actual return	1,000.00	1,006.87	0.25		0.60
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.61
2055 Fund actual return	1,000.00	1,007.94	0.25		0.60
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.61
2060 Fund actual return	1,000.00	1,009.29	0.25		0.60
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.61

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.01% for the Retirement Income and 2010 Funds; 0.02% for the 2015 Fund; 0.03% for the 2020 and 2025 Funds; 0.04% for the 2030 Fund; and 0.05% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.

6	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.12% for the Retirement Income, 2010, 2015, 2025, 2030, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.13% for the 2020 and 2035 Funds.

Expense examples

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Advisor Class	(12/4/15)	(5/31/16)	(12/4/15–5/31/16)		(12/4/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,016.77	$0.15		$0.74
5% annual hypothetical return	1,000.00	1,024.85	0.15		0.76
2010 Fund actual return	1,000.00	1,016.53	0.15		0.69
5% annual hypothetical return	1,000.00	1,024.85	0.15		0.71
2015 Fund actual return	1,000.00	1,015.48	0.20		0.74
5% annual hypothetical return	1,000.00	1,024.80	0.20		0.76
2020 Fund actual return	1,000.00	1,013.24	0.25		0.74
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.76
2025 Fund actual return	1,000.00	1,011.14	0.25		0.69
5% annual hypothetical return	1,000.00	1,024.75	0.25		0.71
2030 Fund actual return	1,000.00	1,009.26	0.34		0.74
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.76
2035 Fund actual return	1,000.00	1,006.28	0.34		0.74
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.76
2040 Fund actual return	1,000.00	1,003.60	0.39		0.73
5% annual hypothetical return	1,000.00	1,024.60	0.40		0.76
2045 Fund actual return	1,000.00	1,003.83	0.39		0.74
5% annual hypothetical return	1,000.00	1,024.60	0.40		0.76
2050 Fund actual return	1,000.00	1,004.93	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71
2055 Fund actual return	1,000.00	1,005.50	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71
2060 Fund actual return	1,000.00	1,006.15	0.34		0.69
5% annual hypothetical return	1,000.00	1,024.65	0.35		0.71

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio from commencement of operations on December 4, 2015 through May 31, 2016, multiplied by the average

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	7

Important information about expenses

fund value over the period, multiplied by 179/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 179 days in the period from commencement of operations on December 4, 2015 through May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.03% for the Retirement Income and 2010 Funds; 0.04% for the 2015 Fund; 0.05% for the 2020 and 2025 Funds; 0.07% for the 2030, 2035, 2050, 2055 and 2060 Funds; and 0.08% for the 2040 and 2045 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.14% for the 2010, 2025, 2050, 2055 and 2060 Funds; and 0.15% for the Retirement Income, 2015, 2020, 2030, 2035, 2040 and 2045 Funds.

Expense examples

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Premier Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,016.54	$0.81		$1.36
5% annual hypothetical return	1,000.00	1,024.20	0.81		1.37
2010 Fund actual return	1,000.00	1,015.90	0.81		1.36
5% annual hypothetical return	1,000.00	1,024.20	0.81		1.37
2015 Fund actual return	1,000.00	1,014.87	0.86		1.36
5% annual hypothetical return	1,000.00	1,024.15	0.86		1.37
2020 Fund actual return	1,000.00	1,013.32	0.91		1.41
5% annual hypothetical return	1,000.00	1,024.10	0.91		1.42
2025 Fund actual return	1,000.00	1,011.18	0.91		1.36
5% annual hypothetical return	1,000.00	1,024.10	0.91		1.37
2030 Fund actual return	1,000.00	1,009.89	0.95		1.36
5% annual hypothetical return	1,000.00	1,024.05	0.96		1.37
2035 Fund actual return	1,000.00	1,007.48	1.00		1.41
5% annual hypothetical return	1,000.00	1,024.00	1.01		1.42
2040 Fund actual return	1,000.00	1,005.35	1.00		1.35
5% annual hypothetical return	1,000.00	1,024.00	1.01		1.37
2045 Fund actual return	1,000.00	1,005.59	1.00		1.35
5% annual hypothetical return	1,000.00	1,024.00	1.01		1.37

8	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Premier Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
2050 Fund actual return	$1,000.00	$1,006.10	$1.00		$1.35
5% annual hypothetical return	1,000.00	1,024.00	1.01		1.37
2055 Fund actual return	1,000.00	1,008.04	1.00		1.36
5% annual hypothetical return	1,000.00	1,024.00	1.01		1.37
2060 Fund actual return	1,000.00	1,007.73	1.00		1.36
5% annual hypothetical return	1,000.00	1,024.00	1.01		1.37

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.16% for the Retirement Income and 2010 Funds; 0.17% for the 2015 Fund; 0.18% for the 2020 and 2025 Funds; 0.19% for the 2030 Fund; and 0.20% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.27% for the Retirement Income, 2010, 2015, 2025, 2030, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.28% for the 2020 and 2035 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2016

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Retirement Income Fund actual return	$1,000.00	$1,016.18	$1.31		$1.86
5% annual hypothetical return	1,000.00	1,023.70	1.32		1.87
2010 Fund actual return	1,000.00	1,015.12	1.31		1.86
5% annual hypothetical return	1,000.00	1,023.70	1.32		1.87
2015 Fund actual return	1,000.00	1,014.72	1.36		1.86
5% annual hypothetical return	1,000.00	1,023.65	1.37		1.87
2020 Fund actual return	1,000.00	1,013.36	1.41		1.91
5% annual hypothetical return	1,000.00	1,023.60	1.42		1.92
2025 Fund actual return	1,000.00	1,011.18	1.41		1.86
5% annual hypothetical return	1,000.00	1,023.60	1.42		1.87
2030 Fund actual return	1,000.00	1,009.25	1.46		1.86
5% annual hypothetical return	1,000.00	1,023.55	1.47		1.87
2035 Fund actual return	1,000.00	1,006.95	1.51		1.91
5% annual hypothetical return	1,000.00	1,023.50	1.52		1.92
2040 Fund actual return	1,000.00	1,004.74	1.50		1.85
5% annual hypothetical return	1,000.00	1,023.50	1.52		1.87
2045 Fund actual return	1,000.00	1,005.09	1.50		1.85
5% annual hypothetical return	1,000.00	1,023.50	1.52		1.87
2050 Fund actual return	1,000.00	1,005.67	1.50		1.86
5% annual hypothetical return	1,000.00	1,023.50	1.52		1.87
2055 Fund actual return	1,000.00	1,006.83	1.51		1.86
5% annual hypothetical return	1,000.00	1,023.50	1.52		1.87
2060 Fund actual return	1,000.00	1,007.69	1.51		1.86
5% annual hypothetical return	1,000.00	1,023.50	1.52		1.87

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.26% for the Retirement Income and 2010 Funds;

10	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

0.27% for the 2015 Fund; 0.28% for the 2020 and 2025 Funds; 0.29% for the 2030 Fund; and 0.30% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.37% for the Retirement Income, 2010, 2015, 2025, 2030, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.38% for the 2020 and 2035 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	11

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2016

All twelve TIAA-CREF Lifecycle Index Funds delivered negative total returns that approximated the performance of their respective composite benchmarks for the twelve-month period. Returns for the Retirement Class ranged from –0.11% for the Retirement Income Fund to –3.02% for the 2040 Fund. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.24 of a percentage point for the 2010 and 2020 funds to 0.42 of a percentage point for the 2055 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Market volatility reflects global economic uncertainty

The U.S. economy fared better than many economies around the world over the twelve-month period. The Federal Reserve, satisfied with the economy’s progress and improvement in the labor market, raised short-term interest rates 0.25% in December (the first increase since 2006). Stock prices rose but then pulled back as investors became concerned about the pace of future rate hikes, given challenges to the global economy—especially with regard to China’s slowing growth and the decline in commodity prices. Oil prices dropped below $27 per barrel in mid-February but later rebounded to $49.

Investors were heartened when the Fed signaled it might not raise rates as aggressively as had been anticipated in December. U.S. stocks, particularly those of energy companies, rallied in March. Although U.S. stocks rose modestly in April and May, returns were tempered by concerns about weak economic growth.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 0.22%. The MSCI EAFE+EM Index, which measures the performance of the leading stocks in 21 developed market countries outside of North America and in 23 emerging market countries, returned –11.53% in U.S. dollars and –10.91% in local currency terms. Stocks in emerging markets declined for the twelve months but made a comeback in the last quarter of the reporting period, helped by the rally in oil prices.

12	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

U.S. investment-grade bond investors continued to be influenced by Fed statements about the U.S. economy’s ability to tolerate incremental interest rate increases. The broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, gained 2.99% for the period. Short-term bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index, gained 0.94%.

Most funds suffer losses as foreign and some U.S. equities decline

Each Lifecycle Index Fund covered in this report delivered negative returns for the period, as most equity funds suffered losses.

The Lifecycle Index Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the TIAA-CREF Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund, the Short-Term Bond Index Fund and the Inflation-Linked Bond Fund.

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by declines in foreign stocks. The Emerging Markets Index and the International Index funds experienced double-digit declines. Conversely, absolute returns were helped most by solid performance from the Bond Index Fund.

Stocks restrain performance

The Lifecycle Index Funds with larger allocations to stocks posted lower returns. For example, the 2040, 2045, 2050, 2055 and 2060 funds, each with approximately 90% of their assets invested in equities as of period-end, declined by as much as 3.02%. By comparison, the Retirement Income Fund, with approximately 60% of its portfolio invested in fixed income and 40% in equity funds at period-end, fell only 0.11%. (Returns of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	13

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2016

		Total return		Average annual total return
Lifecycle Index Retirement Income Fund	Inception date	1 year		5 years		since fund inception
Institutional Class	9/30/2009	0.10%		5.18%		6.49%
Advisor Class	12/4/2015	–0.06	*	4.92	*	6.24	*
Premier Class	9/30/2009	–0.05		5.03		6.33
Retirement Class	9/30/2009	–0.11		4.91		6.23
Lifecycle Index Retirement Income Fund Composite Index†	—	0.17		5.32		6.66	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	2.99		3.33		3.96	‡
Russell 3000® Index	—	0.22		11.15		13.12	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; 10.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/16	Target allocation for 6/30/16
Equity
U.S. equity	27.5%	28.0%
International equity	11.6	12.0
Fixed income
Fixed income	38.9	40.0
Inflation-protected assets	9.7	10.0
Short-term fixed income	9.7	10.0
Other assets & liabilities, net	2.6	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	15

Lifecycle Index 2010 Fund

Performance as of May 31, 2016

		Total return		Average annual total return
Lifecycle Index 2010 Fund	Inception date	1 year		5 years		since fund inception
Institutional Class	9/30/2009	–0.07%		5.54%		7.01%
Advisor Class	12/4/2015	–0.17	*	5.30	*	6.77	*
Premier Class	9/30/2009	–0.22		5.39		6.86
Retirement Class	9/30/2009	–0.30		5.27		6.75
Lifecycle Index 2010 Fund Composite Index†	—	–0.06		5.66		7.17	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	2.99		3.33		3.96	‡
Russell 3000® Index	—	0.22		11.15		13.12	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.2% Barclays U.S. Aggregate Bond Index; 30.8% Russell 3000 Index; 13.2% MSCI EAFE+EM Index; 8.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

16	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/16	Target allocation for 6/30/16
Equity
U.S. equity	31.0%	30.8%
International equity	13.1	13.2
Fixed income
Fixed income	39.0	39.2
Inflation-protected assets	8.3	8.4
Short-term fixed income	8.3	8.4
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	17

Lifecycle Index 2015 Fund

Performance as of May 31, 2016

		Total return	Average annual total return
Lifecycle Index 2015 Fund	Inception date	1 year	5 years		since fund inception
Institutional Class	9/30/2009	–0.32%	5.85%		7.44%
Advisor Class	12/4/2015	–0.42 *	5.64	*	7.20	*
Premier Class	9/30/2009	–0.47	5.69		7.28
Retirement Class	9/30/2009	–0.56	5.61		7.18
Lifecycle Index 2015 Fund Composite Index†	—	–0.29	5.98		7.60	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		3.96	‡
Russell 3000® Index	—	0.22	11.15		13.12	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.2% Barclays U.S. Aggregate Bond Index; 34.3% Russell 3000 Index; 14.7% MSCI EAFE+EM Index; 6.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

18	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/16	Target allocation for 6/30/16
Equity
U.S. equity	34.4%	34.3%
International equity	14.6	14.7
Fixed income
Fixed income	37.9	38.2
Inflation-protected assets	6.3	6.4
Short-term fixed income	6.3	6.4
Other assets & liabilities, net	0.5	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	19

Lifecycle Index 2020 Fund

Performance as of May 31, 2016

		Total return	Average annual total return
Lifecycle Index 2020 Fund	Inception date	1 year	5 years		since fund inception
Institutional Class	9/30/2009	–0.81%	6.27%		7.95%
Advisor Class	12/4/2015	–0.90 *	6.02	*	7.70	*
Premier Class	9/30/2009	–0.95	6.10		7.78
Retirement Class	9/30/2009	–0.96	6.01		7.69
Lifecycle Index 2020 Fund Composite Index†	—	–0.72	6.39		8.11	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		13.12	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		3.96	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2020 Fund Composite Index consisted of: 39.6% Russell 3000 Index; 34.7% Barclays U.S. Aggregate Bond Index; 16.9% MSCI EAFE+EM Index; 4.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

20	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	39.5%	39.5%
International equity	16.7	16.9
Fixed income
Fixed income	34.3	34.8
Inflation-protected assets	4.3	4.4
Short-term fixed income	4.3	4.4
Other assets & liabilities, net	0.9	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	21

Lifecycle Index 2025 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
					since fund
Lifecycle Index 2025 Fund	Inception date	1 year	5 years		inception
Institutional Class	9/30/2009	–1.26%	6.66%		8.46%
Advisor Class	12/4/2015	–1.35 *	6.42	*	8.21	*
Premier Class	9/30/2009	–1.34	6.50		8.30
Retirement Class	9/30/2009	–1.41	6.40		8.20
Lifecycle Index 2025 Fund Composite Index†	—	–1.15	6.79		8.61	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		13.12	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		3.96	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2025 Fund Composite Index consisted of: 45.2% Russell 3000 Index; 30.7% Barclays U.S. Aggregate Bond Index; and 19.3% MSCI EAFE+EM Index; 2.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; 2.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

22	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	45.0%	45.1%
International equity	19.0	19.3
Fixed income
Fixed income	30.3	30.8
Inflation-protected assets	2.3	2.4
Short-term fixed income	2.4	2.4
Other assets & liabilities, net	1.0	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	23

Lifecycle Index 2030 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
					since fund
Lifecycle Index 2030 Fund	Inception date	1 year	5 years		inception
Institutional Class	9/30/2009	–1.67%	7.05%		8.97%
Advisor Class	12/4/2015	–1.76 *	6.81	*	8.72	*
Premier Class	9/30/2009	–1.82	6.90		8.81
Retirement Class	9/30/2009	–1.89	6.78		8.70
Lifecycle Index 2030 Fund Composite Index†	—	–1.60	7.18		9.11	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		13.12	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		3.96	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2030 Fund Composite Index consisted of: 50.8% Russell 3000 Index; 26.7% Barclays U.S. Aggregate Bond Index; 21.7% MSCI EAFE+EM Index; 0.4% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.4% Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

24	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	50.7%	50.7%
International equity	21.4	21.7
Fixed income
Fixed income	26.5	26.8
Inflation-protected assets	0.3	0.4
Short-term fixed income	0.4	0.4
Other assets & liabilities, net	0.7	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	25

Lifecycle Index 2035 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
					since fund
Lifecycle Index 2035 Fund	Inception date	1 year	5 years		inception
Institutional Class	9/30/2009	–2.18%	7.40%		9.42%
Advisor Class	12/4/2015	–2.39 *	7.15	*	9.16	*
Premier Class	9/30/2009	–2.39	7.22		9.25
Retirement Class	9/30/2009	–2.51	7.12		9.14
Lifecycle Index 2035 Fund Composite Index†	—	–2.15	7.52		9.56	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		13.12	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		3.96	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2035 Fund Composite Index consisted of: 56.4% Russell 3000 Index; 24.1% MSCI EAFE+EM Index; and 19.5% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

26	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	56.2%	56.3%
International equity	23.7	24.1
Fixed income	19.2	19.6
Other assets & liabilities, net	0.9	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	27

Lifecycle Index 2040 Fund

Performance as of May 31, 2016

		Total return		Average annual total return
Lifecycle Index 2040 Fund	Inception date	1 year		5 years		since fund inception
Institutional Class	9/30/2009	–2.80%		7.63%		9.62%
Advisor Class	12/4/2015	–2.89	*	7.40	*	9.37	*
Premier Class	9/30/2009	–2.95		7.47		9.45
Retirement Class	9/30/2009	–3.02		7.37		9.35
Lifecycle Index 2040 Fund Composite Index†	—	–2.71		7.76		9.76	‡
Broad market index
Russell 3000® Index	—	0.22		11.15		13.12	‡
Barclays U.S. Aggregate Bond Index	—	2.99		3.33		3.96	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2040 Fund Composite Index consisted of: 62.0% Russell 3000 Index; 26.5% MSCI EAFE+EM Index; and 11.5% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

28	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	61.9%	61.9%
International equity	26.2	26.5
Fixed income	11.3	11.6
Other assets & liabilities, net	0.6	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	29

Lifecycle Index 2045 Fund

Performance as of May 31, 2016

		Total		Average annual
		return		total return
						since fund
Lifecycle Index 2045 Fund	Inception date	1 year		5 years		inception
Institutional Class	9/30/2009	–2.73%		7.65%		9.62%
Advisor Class	12/4/2015	–2.89	*	7.39	*	9.36	*
Premier Class	9/30/2009	–2.94		7.48		9.45
Retirement Class	9/30/2009	–3.00		7.37		9.34
Lifecycle Index 2045 Fund Composite Index†	—	–2.63		7.78		9.77	‡
Broad market index
Russell 3000® Index	—	0.22		11.15		13.12	‡
Barclays U.S. Aggregate Bond Index	—	2.99		3.33		3.96	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.7% Russell 3000 Index; 27.3% MSCI EAFE+EM Index; and 9.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

30	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	63.4%	63.7%
International equity	26.9	27.3
Fixed income	8.9	9.0
Other assets & liabilities, net	0.8	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	31

Lifecycle Index 2050 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
					since fund
Lifecycle Index 2050 Fund	Inception date	1 year	5 years		inception
Institutional Class	9/30/2009	–2.69%	7.65%		9.64%
Advisor Class	12/4/2015	–2.79 *	7.41	*	9.38	*
Premier Class	9/30/2009	–2.84	7.50		9.48
Retirement Class	9/30/2009	–2.89	7.39		9.37
Lifecycle Index 2050 Fund Composite Index†	—	–2.56	7.79		9.79	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		13.12	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		3.96	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2050 Fund Composite Index consisted of: 64.6% Russell 3000 Index; 27.7% MSCI EAFE+EM Index; and 7.7% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

32	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	64.2%	64.6%
International equity	27.3	27.7
Fixed income	7.7	7.7
Other assets & liabilities, net	0.8	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	33

Lifecycle Index 2055 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
					since fund
Lifecycle Index 2055 Fund	Inception date	1 year	5 years		inception
Institutional Class	4/29/2011	–2.56%	7.69%		7.27%
Advisor Class	12/4/2015	–2.81 *	7.42	*	7.02	*
Premier Class	4/29/2011	–2.71	7.53		7.12
Retirement Class	4/29/2011	–2.90	7.40		6.99
Lifecycle Index 2055 Fund Composite Index†	—	–2.48	7.81		7.40	‡
Broad market index
Russell 3000® Index	—	0.22	11.15		10.69	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.33		3.54	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2055 Fund Composite Index consisted of: 65.4% Russell 3000 Index; 28.1% MSCI EAFE+EM Index; and 6.5% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

34	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	64.3%	65.5%
International equity	27.5	28.0
Fixed income	6.4	6.5
Other assets & liabilities, net	1.8	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	35

Lifecycle Index 2060 Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
			since fund
Lifecycle Index 2060 Fund	Inception date	1 year	inception
Institutional Class	9/26/2014	–2.46%	2.18%
Advisor Class	12/4/2015	–2.67 *	1.95	*
Premier Class	9/26/2014	–2.71	2.00
Retirement Class	9/26/2014	–2.72	1.93
Lifecycle Index 2060 Fund Composite Index†	—	–2.40	2.30	‡
Broad market index
Russell 3000® Index	—	0.22	5.07	‡
Barclays U.S. Aggregate Bond Index	—	2.99	3.50	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
†	As of the close of business on May 31, 2016, the Lifecycle Index 2060 Fund Composite Index consisted of: 66.4% Russell 3000 Index; 28.4% MSCI EAFE+EM Index; and 5.2% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

36	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/16	for 6/30/16
Equity
U.S. equity	66.4%	66.3%
International equity	28.1	28.4
Fixed income	5.2	5.3
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2016

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	37

Portfolio of investments

Lifecycle Index Retirement Income Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—97.4% (a)

FIXED INCOME—38.9%
2,651,580	TIAA-CREF Bond Index Fund		$29,087,829	38.9%
	TOTAL FIXED INCOME		29,087,829	38.9

INFLATION-PROTECTED ASSETS—9.7%
631,633	TIAA-CREF Inflation-Linked Bond Fund		7,257,466	9.7
	TOTAL INFLATION-PROTECTED ASSETS		7,257,466	9.7

INTERNATIONAL EQUITY—11.6%
234,066	TIAA-CREF Emerging Markets Equity Index Fund		1,963,812	2.6
401,893	TIAA-CREF International Equity Index Fund		6,715,631	9.0
	TOTAL INTERNATIONAL EQUITY		8,679,443	11.6

SHORT-TERM FIXED INCOME—9.7%
725,781	TIAA-CREF Short-Term Bond Index Fund		7,265,072	9.7
	TOTAL SHORT-TERM FIXED INCOME		7,265,072	9.7

U.S. EQUITY—27.5%
1,317,479	TIAA-CREF Equity Index Fund		20,539,495	27.5
	TOTAL U.S. EQUITY		20,539,495	27.5
	TOTAL TIAA-CREF FUNDS	(Cost $67,601,269)	72,829,305	97.4

	TOTAL PORTFOLIO	(Cost $67,601,269)	72,829,305	97.4
	OTHER ASSETS & LIABILITIES, NET		1,927,206	2.6
	NET ASSETS		$74,756,511	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2010 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.7% (a)

FIXED INCOME—39.0%
8,219,258	TIAA-CREF Bond Index Fund		$90,165,261	39.0%
	TOTAL FIXED INCOME		90,165,261	39.0

INFLATION-PROTECTED ASSETS—8.3%
1,670,607	TIAA-CREF Inflation-Linked Bond Fund		19,195,274	8.3
	TOTAL INFLATION-PROTECTED ASSETS		19,195,274	8.3

INTERNATIONAL EQUITY—13.1%
817,124	TIAA-CREF Emerging Markets Equity Index Fund		6,855,666	3.0
1,403,006	TIAA-CREF International Equity Index Fund		23,444,238	10.1
	TOTAL INTERNATIONAL EQUITY		30,299,904	13.1

SHORT-TERM FIXED INCOME—8.3%
1,919,913	TIAA-CREF Short-Term Bond Index Fund		19,218,328	8.3
	TOTAL SHORT-TERM FIXED INCOME		19,218,328	8.3

U.S. EQUITY—31.0%
4,591,284	TIAA-CREF Equity Index Fund		71,578,111	31.0
	TOTAL U.S. EQUITY		71,578,111	31.0
	TOTAL TIAA-CREF FUNDS	(Cost $204,665,116)	230,456,878	99.7

	TOTAL PORTFOLIO	(Cost $204,665,116)	230,456,878	99.7
	OTHER ASSETS & LIABILITIES, NET		743,079	0.3
	NET ASSETS		$231,199,957	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	39

Portfolio of investments

Lifecycle Index 2015 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.5% (a)

FIXED INCOME—37.9%
14,248,915	TIAA-CREF Bond Index Fund		$156,310,603	37.9%
	TOTAL FIXED INCOME		156,310,603	37.9

INFLATION-PROTECTED ASSETS—6.3%
2,259,898	TIAA-CREF Inflation-Linked Bond Fund		25,966,224	6.3
	TOTAL INFLATION-PROTECTED ASSETS		25,966,224	6.3

INTERNATIONAL EQUITY—14.6%
1,618,022	TIAA-CREF Emerging Markets Equity Index Fund		13,575,201	3.3
2,778,145	TIAA-CREF International Equity Index Fund		46,422,800	11.3
	TOTAL INTERNATIONAL EQUITY		59,998,001	14.6

SHORT-TERM FIXED INCOME—6.3%
2,597,406	TIAA-CREF Short-Term Bond Index Fund		26,000,037	6.3
	TOTAL SHORT-TERM FIXED INCOME		26,000,037	6.3

U.S. EQUITY—34.4%
9,101,540	TIAA-CREF Equity Index Fund		141,893,007	34.4
	TOTAL U.S. EQUITY		141,893,007	34.4
	TOTAL TIAA-CREF FUNDS	(Cost $361,771,311)	410,167,872	99.5

	TOTAL PORTFOLIO	(Cost $361,771,311)	410,167,872	99.5
	OTHER ASSETS & LIABILITIES, NET		1,905,221	0.5
	NET ASSETS		$412,073,093	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2020 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.1% (a)

FIXED INCOME—34.3%
23,156,434	TIAA-CREF Bond Index Fund		$254,026,081	34.3%
	TOTAL FIXED INCOME		254,026,081	34.3

INFLATION-PROTECTED ASSETS—4.3%
2,767,359	TIAA-CREF Inflation-Linked Bond Fund		31,796,956	4.3
	TOTAL INFLATION-PROTECTED ASSETS		31,796,956	4.3

INTERNATIONAL EQUITY—16.7%
3,332,189	TIAA-CREF Emerging Markets Equity Index Fund		27,957,067	3.8
5,719,458	TIAA-CREF International Equity Index Fund		95,572,145	12.9
	TOTAL INTERNATIONAL EQUITY		123,529,212	16.7

SHORT-TERM FIXED INCOME—4.3%
3,180,877	TIAA-CREF Short-Term Bond Index Fund		31,840,580	4.3
	TOTAL SHORT-TERM FIXED INCOME		31,840,580	4.3

U.S. EQUITY—39.5%
18,752,575	TIAA-CREF Equity Index Fund		292,352,640	39.5
	TOTAL U.S. EQUITY		292,352,640	39.5
	TOTAL TIAA-CREF FUNDS	(Cost $659,979,457)	733,545,469	99.1

	TOTAL PORTFOLIO	(Cost $659,979,457)	733,545,469	99.1
	OTHER ASSETS & LIABILITIES, NET		6,568,559	0.9
	NET ASSETS		$740,114,028	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	41

Portfolio of investments

Lifecycle Index 2025 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.0% (a)

FIXED INCOME—30.3%
21,049,192	TIAA-CREF Bond Index Fund		$230,909,631	30.3%
	TOTAL FIXED INCOME		230,909,631	30.3

INFLATION-PROTECTED ASSETS—2.3%
1,537,569	TIAA-CREF Inflation-Linked Bond Fund		17,666,673	2.3
	TOTAL INFLATION-PROTECTED ASSETS		17,666,673	2.3

INTERNATIONAL EQUITY—19.0%
3,906,548	TIAA-CREF Emerging Markets Equity Index Fund		32,775,939	4.3
6,707,642	TIAA-CREF International Equity Index Fund		112,084,691	14.7
	TOTAL INTERNATIONAL EQUITY		144,860,630	19.0

SHORT-TERM FIXED INCOME—2.4%
1,767,287	TIAA-CREF Short-Term Bond Index Fund		17,690,545	2.4
	TOTAL SHORT-TERM FIXED INCOME		17,690,545	2.4

U.S. EQUITY—45.0%
21,983,384	TIAA-CREF Equity Index Fund		342,720,953	45.0
	TOTAL U.S. EQUITY		342,720,953	45.0
	TOTAL TIAA-CREF FUNDS	(Cost $676,157,093)	753,848,432	99.0

	TOTAL PORTFOLIO	(Cost $676,157,093)	753,848,432	99.0
	OTHER ASSETS & LIABILITIES, NET		7,684,782	1.0
	NET ASSETS		$761,533,214	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2030 Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS—99.3% (a)

FIXED INCOME—26.5%
19,180,506	TIAA-CREF Bond Index Fund		$210,410,156	26.5%
	TOTAL FIXED INCOME		210,410,156	26.5

INFLATION-PROTECTED ASSETS—0.3%
243,663	TIAA-CREF Inflation-Linked Bond Fund		2,799,692	0.3
	TOTAL INFLATION-PROTECTED ASSETS		2,799,692	0.3

INTERNATIONAL EQUITY—21.4%
4,600,604	TIAA-CREF Emerging Markets Equity Index Fund		38,599,071	4.8
7,898,373	TIAA-CREF International Equity Index Fund		131,981,816	16.6
	TOTAL INTERNATIONAL EQUITY		170,580,887	21.4

SHORT-TERM FIXED INCOME—0.4%
280,034	TIAA-CREF Short-Term Bond Index Fund		2,803,142	0.4
	TOTAL SHORT-TERM FIXED INCOME		2,803,142	0.4

U.S. EQUITY—50.7%
25,863,701	TIAA-CREF Equity Index Fund		403,215,104	50.7
	TOTAL U.S. EQUITY		403,215,104	50.7
	TOTAL TIAA-CREF FUNDS	(Cost $702,068,571)	789,808,981	99.3

	TOTAL PORTFOLIO	(Cost $702,068,571)	789,808,981	99.3
	OTHER ASSETS & LIABILITIES, NET		5,602,118	0.7
	NET ASSETS		$795,411,099	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	43

Portfolio of investments

Lifecycle Index 2035 Fund  ■  May 31, 2016

				% of net
Shares	Security		Value	assets
TIAA-CREF FUNDS—99.1% (a)

FIXED INCOME—19.2%
13,292,250	TIAA-CREF Bond Index Fund		$145,815,985	19.2%
	TOTAL FIXED INCOME		145,815,985	19.2

INTERNATIONAL EQUITY—23.7%
4,867,510	TIAA-CREF Emerging Markets Equity Index Fund		40,838,406	5.3
8,357,678	TIAA-CREF International Equity Index Fund		139,656,798	18.4
	TOTAL INTERNATIONAL EQUITY		180,495,204	23.7

U.S. EQUITY—56.2%
27,375,556	TIAA-CREF Equity Index Fund		426,784,921	56.2
	TOTAL U.S. EQUITY		426,784,921	56.2
	TOTAL TIAA-CREF FUNDS	(Cost $663,455,916)	753,096,110	99.1

	TOTAL PORTFOLIO	(Cost $663,455,916)	753,096,110	99.1
	OTHER ASSETS & LIABILITIES, NET		6,648,711	0.9
	NET ASSETS		$759,744,821	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2040 Fund  ■  May 31, 2016

				% of net
Shares	Company		Value	assets
TIAA-CREF FUNDS—99.4% (a)

FIXED INCOME—11.3%
8,942,947	TIAA-CREF Bond Index Fund		$98,104,130	11.3%
	TOTAL FIXED INCOME		98,104,130	11.3

INTERNATIONAL EQUITY—26.2%
6,120,698	TIAA-CREF Emerging Markets Equity Index Fund		51,352,658	5.9
10,507,824	TIAA-CREF International Equity Index Fund		175,585,738	20.3
	TOTAL INTERNATIONAL EQUITY		226,938,396	26.2

U.S. EQUITY—61.9%
34,385,203	TIAA-CREF Equity Index Fund		536,065,312	61.9
	TOTAL U.S. EQUITY		536,065,312	61.9
	TOTAL TIAA-CREF FUNDS	(Cost $747,078,669)	861,107,838	99.4

	TOTAL PORTFOLIO	(Cost $747,078,669)	861,107,838	99.4
	OTHER ASSETS & LIABILITIES, NET		5,302,088	0.6
	NET ASSETS		$866,409,926	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	45

Portfolio of investments

Lifecycle Index 2045 Fund  ■  May 31, 2016

				% of net
Shares	Company		Value	assets
TIAA-CREF FUNDS—99.2% (a)

FIXED INCOME—8.9%
3,806,576	TIAA-CREF Bond Index Fund		$41,758,138	8.9%
	TOTAL FIXED INCOME		41,758,138	8.9

INTERNATIONAL EQUITY—26.9%
3,410,345	TIAA-CREF Emerging Markets Equity Index Fund		28,612,793	6.1
5,855,640	TIAA-CREF International Equity Index Fund		97,847,738	20.8
	TOTAL INTERNATIONAL EQUITY		126,460,531	26.9

U.S. EQUITY—63.4%
19,110,082	TIAA-CREF Equity Index Fund		297,926,175	63.4
	TOTAL U.S. EQUITY		297,926,175	63.4
	TOTAL TIAA-CREF FUNDS	(Cost $424,144,106)	466,144,844	99.2

	TOTAL PORTFOLIO	(Cost $424,144,106)	466,144,844	99.2
	OTHER ASSETS & LIABILITIES, NET		3,907,907	0.8
	NET ASSETS		$470,052,751	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2050 Fund  ■  May 31, 2016

				% of net
Shares	Company		Value	assets
TIAA-CREF FUNDS—99.2% (a)

FIXED INCOME—7.7%
2,245,433	TIAA-CREF Bond Index Fund		$24,632,400	7.7%
	TOTAL FIXED INCOME		24,632,400	7.7

INTERNATIONAL EQUITY—27.3%
2,369,703	TIAA-CREF Emerging Markets Equity Index Fund		19,881,810	6.2
4,068,826	TIAA-CREF International Equity Index Fund		67,990,077	21.1
	TOTAL INTERNATIONAL EQUITY		87,871,887	27.3

U.S. EQUITY—64.2%
13,259,926	TIAA-CREF Equity Index Fund		206,722,245	64.2
	TOTAL U.S. EQUITY		206,722,245	64.2
	TOTAL TIAA-CREF FUNDS	(Cost $291,916,905)	319,226,532	99.2

	TOTAL PORTFOLIO	(Cost $291,916,905)	319,226,532	99.2
	OTHER ASSETS & LIABILITIES, NET		2,669,287	0.8
	NET ASSETS		$321,895,819	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	47

Portfolio of investments

Lifecycle Index 2055 Fund  ■  May 31, 2016

				% of net
Shares	Company		Value	assets
TIAA-CREF FUNDS—98.2% (a)

FIXED INCOME—6.4%
436,191	TIAA-CREF Bond Index Fund		$4,785,013	6.4%
	TOTAL FIXED INCOME		4,785,013	6.4

INTERNATIONAL EQUITY—27.5%
556,872	TIAA-CREF Emerging Markets Equity Index Fund		4,672,155	6.2
956,153	TIAA-CREF International Equity Index Fund		15,977,311	21.3
	TOTAL INTERNATIONAL EQUITY		20,649,466	27.5

U.S. EQUITY—64.3%
3,099,084	TIAA-CREF Equity Index Fund		48,314,715	64.3
	TOTAL U.S. EQUITY		48,314,715	64.3
	TOTAL TIAA-CREF FUNDS	(Cost $68,249,365)	73,749,194	98.2

	TOTAL PORTFOLIO	(Cost $68,249,365)	73,749,194	98.2
	OTHER ASSETS & LIABILITIES, NET		1,365,645	1.8
	NET ASSETS		$75,114,839	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

48	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2060 Fund  ■  May 31, 2016

				% of net
Shares	Company		Value	assets
TIAA-CREF FUNDS—99.7% (a)

FIXED INCOME—5.2%
55,510	TIAA-CREF Bond Index Fund		$608,945	5.2%
	TOTAL FIXED INCOME		608,945	5.2

INTERNATIONAL EQUITY—28.1%
88,938	TIAA-CREF Emerging Markets Equity Index Fund		746,190	6.4
152,674	TIAA-CREF International Equity Index Fund		2,551,187	21.7
	TOTAL INTERNATIONAL EQUITY		3,297,377	28.1

U.S. EQUITY—66.4%
499,828	TIAA-CREF Equity Index Fund		7,792,325	66.4
	TOTAL U.S. EQUITY		7,792,325	66.4
	TOTAL TIAA-CREF FUNDS	(Cost $11,817,939)	11,698,647	99.7

	TOTAL PORTFOLIO	(Cost $11,817,939)	11,698,647	99.7
	OTHER ASSETS & LIABILITIES, NET		39,359	0.3
	NET ASSETS		$11,738,006	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	49

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2016

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value‡	$72,829,305	$230,456,878	$410,167,872	$733,545,469	$753,848,432	$789,808,981
Cash	159,322	963,368	994,788	1,358,054	1,112,833	1,824,703
Receivable from securities transactions	146,671	459,110	954,311	2,019,108	2,102,405	2,076,682
Receivable from Fund shares sold	1,863,450	650,807	1,818,493	6,387,838	7,979,288	5,863,217
Dividends and interest receivable	60,111	180,627	311,340	492,548	441,184	388,037
Due from affiliates	7,937	11,897	11,577	17,383	19,310	19,896
Other	1,230	5,389	9,266	13,483	13,269	13,966
Total assets	75,068,026	232,728,076	414,267,647	743,833,883	765,516,721	799,995,482

LIABILITIES
Management fees payable	1,192	3,762	6,719	11,990	12,307	12,897
Service agreement fees payable	859	2,091	3,540	6,823	6,626	6,148
Distribution fees payable	1,593	3,386	7,679	17,061	17,760	19,115
Due to affiliates	4,013	4,285	4,927	5,918	5,944	5,689
Payable for securities transactions	290,683	1,465,366	2,138,823	3,619,116	3,887,416	4,485,689
Payable for Fund shares redeemed	5,748	28,816	126	9,840	947	1,940
Payable for trustee compensation	1,440	6,145	10,600	15,764	15,578	16,378
Accrued expenses and other payables	5,987	14,268	22,140	33,343	36,929	36,527
Total liabilities	311,515	1,528,119	2,194,554	3,719,855	3,983,507	4,584,383
NET ASSETS	$74,756,511	$231,199,957	$412,073,093	$740,114,028	$761,533,214	$795,411,099

NET ASSETS CONSIST OF:
Paid-in-capital	$70,083,350	$206,648,356	$364,812,705	$667,181,836	$682,862,543	$706,082,442
Undistributed net investment income (loss)	106,638	885,868	1,510,194	2,229,715	1,815,160	1,479,960
Accumulated net realized gain (loss) on total investments	(661,513)	(2,126,029)	(2,646,367)	(2,863,535)	(835,828)	108,287
Net unrealized appreciation (depreciation) on total investments	5,228,036	25,791,762	48,396,561	73,566,012	77,691,339	87,740,410
NET ASSETS	$74,756,511	$231,199,957	$412,073,093	$740,114,028	$761,533,214	$795,411,099

INSTITUTIONAL CLASS:
Net assets	$39,882,037	$153,328,998	$263,164,033	$431,790,091	$449,137,327	$487,539,258
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,046,442	11,141,005	18,529,524	29,371,820	29,656,931	31,253,810
Net asset value per share	$13.09	$13.76	$14.20	$14.70	$15.14	$15.60

ADVISOR CLASS:
Net assets	$102,669	$102,819	$102,845	$102,874	$102,954	$102,943
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,841	7,469	7,240	6,999	6,800	6,600
Net asset value per share	$13.09	$13.77	$14.21	$14.70	$15.14	$15.60

PREMIER CLASS:
Net assets	$12,694,257	$26,786,862	$61,129,038	$135,777,587	$142,199,542	$152,863,086
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	970,302	1,951,622	4,319,372	9,273,352	9,421,816	9,838,250
Net asset value per share	$13.08	$13.73	$14.15	$14.64	$15.09	$15.54

RETIREMENT CLASS:
Net assets	$22,077,548	$50,981,278	$87,677,177	$172,443,476	$170,093,391	$154,905,812
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,689,173	3,732,413	6,214,817	11,814,864	11,312,534	10,004,869
Net asset value per share	$13.07	$13.66	$14.11	$14.60	$15.04	$15.48
‡ Affiliated investments, cost	$67,601,269	$204,665,116	$361,771,311	$659,979,457	$676,157,093	$702,068,571

50	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	51

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2016

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

ASSETS
Affiliated investments, at value‡	$753,096,110	$861,107,838	$466,144,844	$319,226,532	$73,749,194	$11,698,647
Cash	1,585,276	1,972,682	1,440,458	1,166,009	519,805	35,914
Receivable from securities transactions	2,053,484	2,103,793	743,160	405,527	3,866	26,269
Receivable from Fund shares sold	6,753,387	5,961,650	4,471,424	3,168,939	1,496,312	22,702
Dividends and interest receivable	268,889	180,188	76,876	45,474	8,727	1,135
Due from affiliates	28,455	26,462	21,163	18,222	9,248	12,668
Other	13,354	16,189	6,864	4,519	987	120
Total assets	763,798,955	871,368,802	472,904,789	324,035,222	75,788,139	11,797,455

LIABILITIES
Management fees payable	12,274	14,054	7,592	5,199	1,197	191
Service agreement fees payable	5,399	5,258	3,824	2,758	802	75
Distribution fees payable	16,390	15,574	11,616	8,428	1,360	131
Due to affiliates	5,933	5,491	4,898	4,481	3,991	3,842
Payable for securities transactions	3,944,986	4,788,551	2,791,160	2,095,531	658,129	51,525
Payable for Fund shares redeemed	14,071	75,225	56	966	7	—
Payable for trustee compensation	15,677	18,884	8,265	5,466	1,177	158
Accrued expenses and other payables	39,404	35,839	24,627	16,574	6,637	3,527
Total liabilities	4,054,134	4,958,876	2,852,038	2,139,403	673,300	59,449
NET ASSETS	$759,744,821	$866,409,926	$470,052,751	$321,895,819	$75,114,839	$11,738,006

NET ASSETS CONSIST OF:
Paid-in-capital	$668,101,017	$749,661,063	$426,894,927	$293,588,895	$70,015,722	$11,823,161
Undistributed net investment income (loss)	898,527	466,559	138,710	61,649	11,755	2,754
Accumulated net realized gain (loss) on total investments	1,105,083	2,253,135	1,018,376	935,648	(412,467)	31,383
Net unrealized appreciation (depreciation) on total investments	89,640,194	114,029,169	42,000,738	27,309,627	5,499,829	(119,292)
NET ASSETS	$759,744,821	$866,409,926	$470,052,751	$321,895,819	$75,114,839	$11,738,006

INSTITUTIONAL CLASS:
Net assets	$489,103,206	$607,811,144	$279,625,952	$184,431,697	$43,459,571	$9,488,402
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	30,552,021	37,535,694	17,338,828	11,431,517	3,385,391	959,506
Net asset value per share	$16.01	$16.19	$16.13	$16.13	$12.84	$9.89

ADVISOR CLASS:
Net assets	$102,927	$102,908	$102,988	$103,102	$103,173	$103,227
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,432	6,355	6,388	6,392	8,040	10,435
Net asset value per share	$16.00	$16.19	$16.12	$16.13	$12.83	$9.89

PREMIER CLASS:
Net assets	$131,477,609	$125,148,424	$93,445,937	$67,811,205	$11,080,219	$1,048,806
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,247,531	7,761,515	5,816,809	4,221,122	864,564	106,117
Net asset value per share	$15.94	$16.12	$16.06	$16.06	$12.82	$9.88

RETIREMENT CLASS:
Net assets	$139,061,079	$133,347,450	$96,877,874	$69,549,815	$20,471,876	$1,097,571
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,754,439	8,295,969	6,053,722	4,345,704	1,600,108	111,095
Net asset value per share	$15.88	$16.07	$16.00	$16.00	$12.79	$9.88
‡ Affiliated investments, cost	$663,455,916	$747,078,669	$424,144,106	$291,916,905	$68,249,365	$11,817,939

52	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	53

Statements of operations

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended May 31, 2016

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,134,731	$4,139,043	$7,535,834	$13,222,697	$13,710,470	$14,675,437
Total income	1,134,731	4,139,043	7,535,834	13,222,697	13,710,470	14,675,437

EXPENSES
Management fees	58,775	204,401	364,226	621,565	627,107	654,804
Shareholder servicing — Institutional Class	567	717	1,175	1,378	1,387	1,416
Shareholder servicing — Advisor Class†	10	10	10	10	10	10
Shareholder servicing — Premier Class	147	107	148	217	221	217
Shareholder servicing — Retirement Class	33,740	109,701	174,553	327,433	299,736	290,555
Distribution fees — Premier Class	16,966	36,854	86,992	188,391	190,577	206,055
Distribution fees — Retirement Class	6,657	21,835	34,786	65,334	59,816	57,951
Registration fees	58,773	60,692	63,867	67,925	73,002	66,932
Professional fees	23,639	24,845	26,335	28,327	28,344	28,593
Custody and accounting fees	11,776	11,692	11,678	11,668	11,684	11,685
Shareholder reports	10,587	22,497	32,717	43,313	44,001	44,838
Administrative service fees	6,150	8,800	11,937	17,024	17,024	17,311
Trustee fees and expenses	525	1,868	3,275	5,571	5,621	5,868
Other expenses	9,642	12,474	16,389	28,928	31,791	31,755
Total expenses	237,954	516,493	828,088	1,407,084	1,390,321	1,417,990
Less: Expenses reimbursed by the investment adviser	(122,029)	(143,342)	(167,079)	(204,692)	(213,564)	(209,353)
Fee waiver by investment adviser and TPIS	(54,314)	(186,321)	(291,208)	(442,485)	(421,775)	(390,133)
Net expenses	61,611	186,830	369,801	759,907	754,982	818,504

Net Investment income (loss)	1,073,120	3,952,213	7,166,033	12,462,790	12,955,488	13,856,933

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(471,758)	(1,184,354)	(1,847,191)	(3,663,273)	(2,487,498)	(2,343,456)
Realized gain distributions from affiliated investments	226,627	901,794	1,736,823	3,350,119	3,779,992	4,354,103
Realized gain (loss) from sale of unaffiliated investments‡	3,404	—	(2,876)	—	—	—
Net realized gain (loss) from investments	(241,727)	(282,560)	(113,244)	(313,154)	1,292,494	2,010,647
Net change in unrealized appreciation (depreciation) from affiliated investments	(275,613)	(3,121,358)	(6,916,242)	(12,610,302)	(16,534,326)	(20,853,261)
Net realized and unrealized gain (loss) from investments	(517,340)	(3,403,918)	(7,029,486)	(12,923,456)	(15,241,832)	(18,842,614)
Net increase (decrease) in net assets from operations	$555,780	$548,295	$136,547	$(460,666)	$(2,286,344)	$(4,985,681)
† Advisor Class commenced operations on December 4, 2015.
‡ Includes net realized gain (loss) from securities sold to affiliates of	$354	$—	$—	$—	$—	$—

54	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	55

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended May 31, 2016

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$14,131,770	$16,388,785	$8,488,914	$5,715,472	$1,156,204	$230,980
Total income	14,131,770	16,388,785	8,488,914	5,715,472	1,156,204	230,980

EXPENSES
Management fees	627,697	725,411	376,798	254,737	56,001	10,585
Shareholder servicing — Institutional Class	1,437	1,552	1,198	1,226	814	609
Shareholder servicing — Advisor Class†	10	10	10	10	10	10
Shareholder servicing — Premier Class	213	194	170	149	154	104
Shareholder servicing — Retirement Class	239,345	240,684	174,916	123,259	33,236	2,775
Distribution fees — Premier Class	175,339	166,218	124,358	87,146	13,056	1,511
Distribution fees — Retirement Class	47,738	47,993	34,832	24,510	6,528	510
Registration fees	75,545	66,275	61,485	62,665	57,851	56,800
Professional fees	28,325	29,171	26,291	25,253	23,642	23,614
Custody and accounting fees	11,677	11,654	11,663	11,669	11,668	11,691
Shareholder reports	45,345	42,607	34,826	27,186	18,571	11,588
Administrative service fees	17,038	18,097	12,080	9,730	6,138	5,256
Trustee fees and expenses	5,642	6,542	3,393	2,298	491	96
Other expenses	32,479	35,023	25,441	20,157	9,250	6,343
Total expenses	1,307,830	1,391,431	887,461	649,995	237,410	131,492
Less: Expenses reimbursed by the investment adviser	(218,332)	(211,776)	(176,970)	(160,967)	(129,091)	(116,279)
Fee waiver by investment adviser and TPIS	(303,532)	(343,004)	(189,150)	(129,189)	(29,392)	(4,745)
Net expenses	785,966	836,651	521,341	359,839	78,927	10,468

Net Investment income (loss)	13,345,804	15,552,134	7,967,573	5,355,633	1,077,277	220,512

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(1,831,433)	(1,638,726)	(1,329,250)	(664,747)	(702,205)	(51,055)
Realized gain distributions from affiliated investments	4,550,497	5,696,799	2,979,755	2,016,370	406,714	82,006
Realized gain (loss) from sale of unaffiliated investments‡	33,440	45,362	69,606	33,288	10,334	3,214
Net realized gain (loss) from investments	2,752,504	4,103,435	1,720,111	1,384,911	(285,157)	34,165
Net change in unrealized appreciation (depreciation) from affiliated investments	(24,108,340)	(33,372,982)	(15,411,140)	(9,993,308)	(1,358,577)	(498,168)
Net realized and unrealized gain (loss) from investments	(21,355,836)	(29,269,547)	(13,691,029)	(8,608,397)	(1,643,734)	(464,003)
Net increase (decrease) in net assets from operations	$(8,010,032)	$(13,717,413)	$(5,723,456)	$(3,252,764)	$(566,457)	$(243,491)
† Advisor Class commenced operations on December 4, 2015.
‡ Includes net realized gain (loss) from securities sold to affiliates of	$28,120	$38,147	$58,532	$38,520	$10,131	$—

56	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	57

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

OPERATIONS
Net investment income (loss)		$1,073,120	$795,499	$3,952,213	$3,547,712	$7,166,033	$6,465,042
Net realized gain (loss) from investments		(241,727)	(19,063)	(282,560)	173,901	(113,244)	518,931
Net change in unrealized appreciation (depreciation) from affiliated investments		(275,613)	1,005,686	(3,121,358)	4,614,260	(6,916,242)	9,304,103
Net increase (decrease) in net assets from operations		555,780	1,782,122	548,295	8,335,873	136,547	16,288,076

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(625,899)	(518,390)	(2,618,298)	(2,414,274)	(4,591,536)	(4,333,850)
	Advisor Class†	(325)	—	(187)	—	(191)	—
	Premier Class	(201,235)	(189,858)	(427,166)	(453,838)	(1,063,895)	(1,042,037)
	Retirement Class	(216,046)	(84,418)	(729,460)	(612,078)	(1,175,890)	(959,955)
From realized gains:	Institutional Class	(56,805)	(55,112)	(308,320)	(287,213)	(609,013)	(351,286)
	Advisor Class†	(17)	—	(22)	—	(26)	—
	Premier Class	(20,619)	(21,423)	(54,529)	(58,065)	(152,343)	(90,921)
	Retirement Class	(21,361)	(12,017)	(97,722)	(80,636)	(177,023)	(86,080)
Total distributions		(1,142,307)	(881,218)	(4,235,704)	(3,906,104)	(7,769,917)	(6,864,129)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	19,169,801	8,742,200	45,853,493	23,468,563	71,150,976	44,357,564
	Advisor Class†	100,012	—	99,996	—	99,982	—
	Premier Class	4,658,337	4,166,644	6,765,375	4,110,939	12,383,615	7,480,789
	Retirement Class	15,792,662	7,885,953	22,095,605	20,086,523	43,398,709	31,910,565
Reinvestments of distributions:	Institutional Class	668,956	573,502	2,926,618	2,701,487	5,200,549	4,685,136
	Premier Class	220,845	211,281	481,695	511,903	1,216,238	1,132,958
	Retirement Class	236,459	96,435	827,182	692,714	1,352,913	1,046,035
Redemptions:	Institutional Class	(8,063,520)	(4,240,103)	(15,788,418)	(16,102,027)	(29,255,758)	(25,269,513)
	Premier Class	(1,791,566)	(4,371,219)	(3,405,327)	(4,670,172)	(6,675,113)	(8,649,851)
	Retirement Class	(2,751,682)	(1,015,491)	(12,551,877)	(6,547,665)	(20,659,364)	(8,973,555)
Net increase (decrease) from shareholder transactions		28,240,304	12,049,202	47,304,342	24,252,265	78,212,747	47,720,128
Net increase (decrease) in net assets		27,653,777	12,950,106	43,616,933	28,682,034	70,579,377	57,144,075
NET ASSETS
Beginning of period		47,102,734	34,152,628	187,583,024	158,900,990	341,493,716	284,349,641
End of period		$74,756,511	$47,102,734	$231,199,957	$187,583,024	$412,073,093	$341,493,716
Undistributed net investment income (loss) included in net assets		$106,638	$69,914	$885,868	$683,046	$1,510,194	$1,130,610

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,478,311	663,016	3,360,860	1,687,681	5,053,312	3,090,084
	Advisor Class†	7,841	—	7,469	—	7,240	—
	Premier Class	357,038	318,370	498,545	297,755	881,351	523,890
	Retirement Class	1,225,603	598,002	1,644,983	1,454,284	3,120,928	2,238,633
Shares reinvested:	Institutional Class	52,370	43,841	220,047	197,189	379,325	331,105
	Premier Class	17,314	16,157	36,300	37,447	88,971	80,294
	Retirement Class	18,538	7,379	62,618	50,897	99,260	74,292
Shares redeemed:	Institutional Class	(622,637)	(322,379)	(1,169,014)	(1,158,700)	(2,081,709)	(1,758,855)
	Premier Class	(137,920)	(332,318)	(248,873)	(337,390)	(478,589)	(603,967)
	Retirement Class	(213,435)	(76,824)	(935,680)	(475,002)	(1,480,428)	(627,986)
Net increase (decrease) from shareholder transactions		2,183,023	915,244	3,477,255	1,754,161	5,589,661	3,347,490

†	Advisor Class commenced operations on December 4, 2015.

58	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	59

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

OPERATIONS
Net investment income (loss)		$12,462,790	$9,964,958	$12,955,488	$10,057,001	$13,856,933	$10,654,675
Net realized gain (loss) from investments		(313,154)	718,649	1,292,494	961,882	2,010,647	1,217,391
Net change in unrealized appreciation (depreciation) from affiliated investments		(12,610,302)	16,807,467	(16,534,326)	18,867,924	(20,853,261)	22,020,411
Net increase (decrease) in net assets from operations		(460,666)	27,491,074	(2,286,344)	29,886,807	(4,985,681)	33,892,477

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(7,082,969)	(6,028,814)	(7,738,492)	(6,378,810)	(8,385,391)	(6,772,553)
	Advisor Class†	(192)	—	(199)	—	(205)	—
	Premier Class	(2,338,569)	(2,120,136)	(2,435,998)	(2,087,528)	(2,735,871)	(2,365,235)
	Retirement Class	(2,349,973)	(1,564,206)	(2,196,402)	(1,416,729)	(2,244,708)	(1,356,997)
From realized gains:	Institutional Class	(741,330)	(346,917)	(842,613)	(389,005)	(969,730)	(334,829)
	Advisor Class†	(20)	—	(22)	—	(24)	—
	Premier Class	(263,506)	(130,923)	(284,724)	(136,350)	(339,007)	(125,053)
	Retirement Class	(274,999)	(97,770)	(266,136)	(94,381)	(287,408)	(72,604)
Total distributions		(13,051,558)	(10,288,766)	(13,764,586)	(10,502,803)	(14,962,344)	(11,027,271)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	133,343,739	67,681,085	129,708,637	65,200,809	144,549,967	71,167,801
	Advisor Class†	99,979	—	100,026	—	99,983	—
	Premier Class	26,094,390	17,079,376	29,171,722	19,879,291	30,279,576	21,196,094
	Retirement Class	80,287,091	67,723,842	83,645,300	52,537,480	75,788,056	55,812,744
Reinvestments of distributions:	Institutional Class	7,824,300	6,375,731	8,581,105	6,767,815	9,355,121	7,107,382
	Premier Class	2,602,075	2,251,059	2,720,722	2,223,878	3,074,878	2,490,288
	Retirement Class	2,624,972	1,661,976	2,462,538	1,511,110	2,532,116	1,429,601
Redemptions:	Institutional Class	(28,671,304)	(17,431,342)	(16,953,813)	(16,549,470)	(14,554,822)	(16,194,562)
	Premier Class	(6,955,615)	(10,161,502)	(4,925,589)	(6,150,362)	(5,753,171)	(8,108,961)
	Retirement Class	(20,478,643)	(9,583,421)	(13,726,269)	(6,389,425)	(14,854,013)	(5,477,662)
Net increase (decrease) from shareholder transactions		196,770,984	125,596,804	220,784,379	119,031,126	230,517,691	129,422,725
Net increase (decrease) in net assets		183,258,760	142,799,112	204,733,449	138,415,130	210,569,666	152,287,931
NET ASSETS
Beginning of period		556,855,268	414,056,156	556,799,765	418,384,635	584,841,433	432,553,502
End of period		$740,114,028	$556,855,268	$761,533,214	$556,799,765	$795,411,099	$584,841,433
Undistributed net investment income (loss) included in net assets		$2,229,715	$1,470,323	$1,815,160	$1,169,876	$1,479,960	$934,300
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,187,137	4,548,510	8,657,274	4,245,226	9,386,968	4,480,450
	Advisor Class†	6,999	—	6,800	—	6,600	—
	Premier Class	1,798,218	1,153,348	1,955,805	1,299,479	1,967,354	1,343,295
	Retirement Class	5,576,931	4,587,108	5,648,287	3,439,698	4,962,112	3,554,266
Shares reinvested:	Institutional Class	552,174	434,610	588,553	446,721	623,675	454,146
	Premier Class	184,153	153,971	187,120	147,179	205,677	159,634
	Retirement Class	186,300	113,912	169,830	100,273	169,827	91,877
Shares redeemed:	Institutional Class	(1,972,462)	(1,170,897)	(1,127,921)	(1,067,929)	(940,943)	(1,004,460)
	Premier Class	(483,916)	(683,637)	(329,057)	(401,175)	(377,546)	(510,811)
	Retirement Class	(1,416,907)	(651,333)	(922,770)	(418,963)	(967,919)	(347,750)
Net increase (decrease) from shareholder transactions		13,618,627	8,485,592	14,833,921	7,790,509	15,035,805	8,220,647

†	Advisor Class commenced operations on December 4, 2015.

60	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

OPERATIONS
Net investment income (loss)		$13,345,804	$10,138,846	$15,552,134	$12,132,446	$7,967,573	$5,528,726
Net realized gain (loss) from investments		2,752,504	1,249,237	4,103,435	1,767,585	1,720,111	742,864
Net change in unrealized appreciation (depreciation) from affiliated investments		(24,108,340)	22,603,252	(33,372,982)	28,744,406	(15,411,140)	13,354,063
Net increase (decrease) in net assets from operations		(8,010,032)	33,991,335	(13,717,413)	42,644,437	(5,723,456)	19,625,653

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(8,760,821)	(7,134,521)	(11,152,009)	(9,292,874)	(4,863,922)	(3,543,871)
	Advisor Class†	(206)	—	(208)	—	(208)	—
	Premier Class	(2,352,098)	(1,973,182)	(2,267,129)	(1,915,825)	(1,691,479)	(1,424,060)
	Retirement Class	(1,878,554)	(1,000,812)	(1,901,237)	(1,045,690)	(1,362,983)	(613,377)
From realized gains:	Institutional Class	(1,102,162)	(379,448)	(1,578,324)	(491,064)	(614,700)	(168,379)
	Advisor Class†	(26)	—	(30)	—	(27)	—
	Premier Class	(316,608)	(112,168)	(342,925)	(108,162)	(228,608)	(72,182)
	Retirement Class	(259,888)	(58,208)	(296,356)	(60,082)	(188,916)	(31,740)
Total distributions		(14,670,363)	(10,658,339)	(17,538,218)	(12,913,697)	(8,950,843)	(5,853,609)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	131,577,477	69,315,705	164,770,905	82,291,825	97,547,105	52,984,952
	Advisor Class†	99,977	—	99,983	—	100,011	—
	Premier Class	28,722,174	19,074,538	28,163,517	18,660,791	19,915,669	14,480,480
	Retirement Class	78,073,448	41,247,673	71,069,309	42,391,440	60,053,565	27,078,595
Reinvestments of distributions:	Institutional Class	9,862,982	7,513,969	12,730,333	9,783,938	5,478,622	3,712,250
	Premier Class	2,668,706	2,085,350	2,610,055	2,023,987	1,920,087	1,496,242
	Retirement Class	2,138,442	1,059,020	2,197,593	1,105,772	1,551,899	645,117
Redemptions:	Institutional Class	(7,469,606)	(18,969,804)	(9,549,230)	(30,640,010)	(4,339,609)	(10,604,630)
	Premier Class	(3,884,639)	(8,037,624)	(3,491,468)	(10,107,035)	(3,331,441)	(4,359,870)
	Retirement Class	(10,666,254)	(6,999,170)	(11,020,838)	(5,688,540)	(8,457,513)	(3,508,908)
Net increase (decrease) from shareholder transactions		231,122,707	106,289,657	257,580,159	109,822,168	170,438,395	81,924,228
Net increase (decrease) in net assets		208,442,312	129,622,653	226,324,528	139,552,908	155,764,096	95,696,272
NET ASSETS
Beginning of period		551,302,509	421,679,856	640,085,398	500,532,490	314,288,655	218,592,383
End of period		$759,744,821	$551,302,509	$866,409,926	$640,085,398	$470,052,751	$314,288,655
Undistributed net investment income (loss) included in net assets		$898,527	$506,903	$466,559	$210,111	$138,710	$74,990

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	8,286,164	4,238,091	10,214,685	4,955,693	6,100,209	3,205,296
	Advisor Class†	6,432	—	6,355	—	6,388	—
	Premier Class	1,809,880	1,173,039	1,760,071	1,129,196	1,253,064	880,497
	Retirement Class	4,975,962	2,539,670	4,461,382	2,567,249	3,767,865	1,646,111
Shares reinvested:	Institutional Class	640,869	466,416	818,671	598,040	353,916	227,885
	Premier Class	174,084	129,847	168,391	124,095	124,439	92,133
	Retirement Class	139,950	66,106	142,147	67,964	100,904	39,846
Shares redeemed:	Institutional Class	(473,528)	(1,141,888)	(599,056)	(1,791,709)	(271,587)	(626,029)
	Premier Class	(249,763)	(492,345)	(222,360)	(609,590)	(214,115)	(264,850)
	Retirement Class	(672,440)	(433,395)	(686,808)	(343,834)	(530,305)	(215,095)
Net increase (decrease) from shareholder transactions		14,637,610	6,545,541	16,063,478	6,697,104	10,690,778	4,985,794

†	Advisor Class commenced operations on December 4, 2015.

62	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	63

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

OPERATIONS
Net investment income (loss)		$5,355,633	$3,583,185	$1,077,277	$828,400	$220,512	$211,421
Net realized gain (loss) from investments		1,384,911	551,724	(285,157)	100,090	34,165	40,872
Net change in unrealized appreciation (depreciation) from affiliated investments		(9,993,308)	8,710,548	(1,358,577)	2,024,770	(498,168)	378,876
Net increase (decrease) in net assets from operations		(3,252,764)	12,845,457	(566,457)	2,953,260	(243,491)	631,169

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(3,180,197)	(2,290,860)	(666,247)	(613,877)	(181,773)	(169,184)
	Advisor Class†	(208)	—	(208)	—	(211)	—
	Premier Class	(1,181,840)	(931,907)	(163,485)	(115,459)	(20,476)	(20,752)
	Retirement Class	(987,963)	(394,733)	(251,082)	(105,568)	(19,616)	(20,489)
From realized gains:	Institutional Class	(395,200)	(135,206)	(88,805)	(30,939)	(32,729)	—
	Advisor Class†	(26)	—	(28)	—	(38)	—
	Premier Class	(156,841)	(58,601)	(23,325)	(6,170)	(3,962)	—
	Retirement Class	(133,998)	(25,268)	(36,566)	(5,711)	(3,998)	—
Total distributions		(6,036,273)	(3,836,575)	(1,229,746)	(877,724)	(262,803)	(210,425)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	67,264,523	34,992,367	22,341,521	11,122,335	1,658,218	8,049,017
	Advisor Class†	100,026	—	100,029	—	100,019	—
	Premier Class	17,499,872	13,049,655	5,219,651	2,993,845	43,033	1,000,000
	Retirement Class	43,559,281	19,577,086	15,281,258	5,316,312	85,530	1,005,382
Reinvestments of distributions:	Institutional Class	3,575,397	2,426,066	754,742	644,816	8,417	169,184
	Premier Class	1,338,681	990,508	186,517	121,629	201	20,752
	Retirement Class	1,121,961	420,001	287,362	111,279	413	20,489
Redemptions:	Institutional Class	(3,812,227)	(6,233,167)	(12,819,825)	(1,334,672)	(329,013)	—
	Premier Class	(2,719,388)	(2,891,620)	(1,708,229)	(242,514)	(4,680)	—
	Retirement Class	(4,779,327)	(1,822,832)	(2,461,571)	(439,525)	(3,406)	—
Net increase (decrease) from shareholder transactions		123,148,799	60,508,064	27,181,455	18,293,505	1,558,732	10,264,824
Net increase (decrease) in net assets		113,859,762	69,516,946	25,385,252	20,369,041	1,052,438	10,685,568
NET ASSETS
Beginning of period		208,036,057	138,519,111	49,729,587	29,360,546	10,685,568	—
End of period		$321,895,819	$208,036,057	$75,114,839	$49,729,587	$11,738,006	$10,685,568
Undistributed net investment income (loss) included in net assets		$61,649	$47,929	$11,755	$13,962	$2,754	$3,987

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,211,121	2,120,273	1,766,421	847,602	170,722	804,778
	Advisor Class†	6,392	—	8,040	—	10,435	—
	Premier Class	1,105,296	794,071	413,241	228,174	4,508	100,000
	Retirement Class	2,733,152	1,191,267	1,201,608	405,560	8,839	100,518
Shares reinvested:	Institutional Class	231,118	149,021	61,361	49,792	889	16,952
	Premier Class	86,815	61,067	15,176	9,400	21	2,079
	Retirement Class	72,997	25,958	23,401	8,606	44	2,053
Shares redeemed:	Institutional Class	(239,065)	(366,713)	(985,835)	(99,045)	(33,835)	—
	Premier Class	(175,236)	(175,684)	(134,233)	(18,466)	(491)	—
	Retirement Class	(301,343)	(111,288)	(193,882)	(33,534)	(359)	—
Net increase (decrease) from shareholder transactions		7,731,247	3,687,972	2,175,298	1,398,089	160,773	1,026,380

†	Advisor Class commenced operations on December 4, 2015.

64	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	65

Financial highlights

TIAA-CREF Lifecycle Index Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period	value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year	beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended	of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	5/31/16	$13.35	$0.24		$(0.24)	$0.00 [d]	$(0.24)	$(0.02)	$(0.26)	$13.09	0.10%		$39,882		0.31%		0.02%		1.88%		41%
	5/31/15	13.06	0.27		0.33	0.60	(0.28)	(0.03)	(0.31)	13.35	4.66		28,537		0.34		0.04		2.08		35
	5/31/14	12.29	0.24		0.84	1.08	(0.24)	(0.07)	(0.31)	13.06	8.87		22,907		0.44		0.04		1.90		26
	5/31/13	11.35	0.22		0.94	1.16	(0.22)	(0.00)[d]	(0.22)	12.29	10.28		16,754		0.56		0.05		1.82		24
	5/31/12	11.36	0.23		0.03	0.26	(0.24)	(0.03)	(0.27)	11.35	2.36		11,470		0.82		0.06		2.06		25
Advisor Class:	5/31/16‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)	(0.19)	13.09	1.68	bk	103		0.34	[c]	0.03	[c]	1.20	[c]	41
Premier Class:	5/31/16	13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)		12,694		0.46		0.17		1.87		41
	5/31/15	13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50		9,788		0.49		0.19		1.90		35
	5/31/14	12.29	0.22		0.83	1.05	(0.22)	(0.07)	(0.29)	13.05	8.63		9,550		0.59		0.19		1.75		26
	5/31/13	11.34	0.22		0.93	1.15	(0.20)	(0.00)[d]	(0.20)	12.29	10.23		8,439		0.69		0.20		1.85		24
	5/31/12	11.35	0.22		0.02	0.24	(0.22)	(0.03)	(0.25)	11.34	2.21		2,568		0.98		0.21		1.96		25
Retirement Class:	5/31/16	13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)		22,078		0.61		0.27		1.65		41
	5/31/15	13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35		8,778		0.65		0.29		1.95		35
	5/31/14	12.29	0.20		0.84	1.04	(0.21)	(0.07)	(0.28)	13.05	8.53		1,696		0.76		0.29		1.60		26
	5/31/13	11.34	0.20		0.94	1.14	(0.19)	(0.00)[d]	(0.19)	12.29	10.12		987		0.88		0.30		1.65		24
	5/31/12	11.36	0.21		0.01	0.22	(0.21)	(0.03)	(0.24)	11.34	2.02		622		1.16		0.31		1.89		25

LIFECYCLE INDEX 2010 FUND
Institutional Class:	5/31/16	14.07	0.27		(0.29)	(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)		153,329		0.17		0.02		2.01		24
	5/31/15	13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96		122,842		0.17		0.04		2.12		14
	5/31/14	12.81	0.25		1.02	1.27	(0.24)	(0.12)	(0.36)	13.72	10.02		109,776		0.19		0.05		1.92		17
	5/31/13	11.60	0.23		1.20	1.43	(0.21)	(0.01)	(0.22)	12.81	12.45		84,599		0.21		0.06		1.83		13
	5/31/12	11.75	0.23		(0.13)	0.10	(0.22)	(0.03)	(0.25)	11.60	0.92		64,002		0.26		0.07		2.02		25
Advisor Class:	5/31/16‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)	(0.29)	13.77	1.65	bl	103		0.20	[c]	0.03	[c]	1.19	[c]	24
Premier Class:	5/31/16	14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)		26,787		0.32		0.17		1.86		24
	5/31/15	13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89		23,379		0.32		0.19		1.97		14
	5/31/14	12.77	0.21		1.03	1.24	(0.21)	(0.12)	(0.33)	13.68	9.85		22,820		0.34		0.20		1.62		17
	5/31/13	11.57	0.22		1.19	1.41	(0.20)	(0.01)	(0.21)	12.77	12.28		25,923		0.36		0.21		1.79		13
	5/31/12	11.73	0.21		(0.13)	0.08	(0.21)	(0.03)	(0.24)	11.57	0.74		12,701		0.41		0.22		1.86		25
Retirement Class:	5/31/16	13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)		50,981		0.47		0.27		1.74		24
	5/31/15	13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70		41,362		0.47		0.29		1.83		14
	5/31/14	12.74	0.19		1.03	1.22	(0.21)	(0.12)	(0.33)	13.63	9.70		26,305		0.49		0.30		1.49		17
	5/31/13	11.54	0.20		1.21	1.41	(0.20)	(0.01)	(0.21)	12.74	12.26		10,672		0.51		0.31		1.63		13
	5/31/12	11.72	0.21		(0.15)	0.06	(0.21)	(0.03)	(0.24)	11.54	0.58		4,044		0.56		0.32		1.80		25

66	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2015 FUND
Institutional Class:	5/31/16		$14.57	$0.29		$(0.34)	$(0.05)	$(0.28)	$(0.04)	$(0.32)	$14.20	(0.32)%		$263,164		0.15%		0.03%		2.05%		22%
	5/31/15		14.14	0.31		0.44	0.75	(0.30)	(0.02)	(0.32)	14.57	5.37		221,139		0.14		0.05		2.13		12
	5/31/14		13.07	0.26		1.15	1.41	(0.24)	(0.10)	(0.34)	14.14	10.97		191,164		0.16		0.06		1.94		16
	5/31/13		11.64	0.23		1.42	1.65	(0.21)	(0.01)	(0.22)	13.07	14.26		145,288		0.18		0.07		1.82		10
	5/31/12		11.90	0.23		(0.27)	(0.04)	(0.21)	(0.01)	(0.22)	11.64	(0.21)		102,292		0.22		0.08		1.96		21
Advisor Class:	5/31/16	‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)	(0.31)	14.21	1.55	bm	103		0.17	[c]	0.04	[c]	1.16	[c]	22
Premier Class:	5/31/16		14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)		61,129		0.30		0.18		1.91		22
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)	(0.29)	14.52	5.16		55,574		0.29		0.20		1.96		12
	5/31/14		13.02	0.22		1.18	1.40	(0.22)	(0.10)	(0.32)	14.10	10.92		53,952		0.31		0.21		1.67		16
	5/31/13		11.61	0.24		1.38	1.62	(0.20)	(0.01)	(0.21)	13.02	14.04		53,709		0.33		0.22		1.91		10
	5/31/12		11.88	0.21		(0.27)	(0.06)	(0.20)	(0.01)	(0.21)	11.61	(0.39)		15,447		0.37		0.23		1.81		21
Retirement Class:	5/31/16		14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)		87,677		0.45		0.28		1.75		22
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)	(0.29)	14.48	5.12		64,781		0.44		0.30		1.85		12
	5/31/14		13.00	0.21		1.16	1.37	(0.21)	(0.10)	(0.31)	14.06	10.73		39,234		0.46		0.31		1.53		16
	5/31/13		11.59	0.20		1.41	1.61	(0.19)	(0.01)	(0.20)	13.00	13.95		19,214		0.48		0.32		1.61		10
	5/31/12		11.86	0.19		(0.25)	(0.06)	(0.20)	(0.01)	(0.21)	11.59	(0.40)		9,527		0.51		0.33		1.63		21

LIFECYCLE INDEX 2020 FUND
Institutional Class:	5/31/16		15.15	0.30		(0.43)	(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)		431,790		0.13		0.04		2.08		15
	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)	(0.32)	15.15	5.90		327,209		0.13		0.06		2.13		9
	5/31/14		13.32	0.27		1.36	1.63	(0.25)	(0.08)	(0.33)	14.62	12.42		260,171		0.15		0.06		1.95		10
	5/31/13		11.63	0.23		1.67	1.90	(0.21)	(0.00)[d]	(0.21)	13.32	16.51		183,056		0.17		0.07		1.83		8
	5/31/12		12.04	0.22		(0.41)	(0.19)	(0.21)	(0.01)	(0.22)	11.63	(1.49)		121,899		0.21		0.09		1.87		14
Advisor Class:	5/31/16	‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)	(0.31)	14.70	1.32	bn	103		0.16	[c]	0.05	[c]	1.09	[c]	15
Premier Class:	5/31/16		15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)		135,778		0.28		0.19		1.97		15
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)	(0.30)	15.09	5.70		117,293		0.28		0.21		1.98		9
	5/31/14		13.27	0.24		1.37	1.61	(0.23)	(0.08)	(0.31)	14.57	12.30		104,180		0.30		0.21		1.71		10
	5/31/13		11.60	0.25		1.62	1.87	(0.20)	(0.00)[d]	(0.20)	13.27	16.29		89,233		0.32		0.22		1.96		8
	5/31/12		12.02	0.20		(0.41)	(0.21)	(0.20)	(0.01)	(0.21)	11.60	(1.67)		27,047		0.36		0.24		1.69		14
Retirement Class:	5/31/16		15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)		172,443		0.43		0.29		1.84		15
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)	(0.30)	15.04	5.55		112,353		0.43		0.31		1.93		9
	5/31/14		13.25	0.22		1.38	1.60	(0.23)	(0.08)	(0.31)	14.54	12.19		49,705		0.45		0.31		1.58		10
	5/31/13		11.59	0.21		1.64	1.85	(0.19)	(0.00)[d]	(0.19)	13.25	16.13		23,032		0.47		0.32		1.64		8
	5/31/12		12.01	0.18		(0.40)	(0.22)	(0.19)	(0.01)	(0.20)	11.59	(1.70)		8,485		0.51		0.34		1.54		14

68	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period	value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year	beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended	of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2025 FUND
Institutional Class:	5/31/16	$15.69	$0.32		$(0.53)	$(0.21)	$(0.31)	$(0.03)	$(0.34)	$15.14	(1.26)%		$449,137		0.13%		0.04%		2.15%		9%
	5/31/15	15.09	0.33		0.61	0.94	(0.32)	(0.02)	(0.34)	15.69	6.31		337,862		0.13		0.07		2.15		6
	5/31/14	13.57	0.28		1.58	1.86	(0.26)	(0.08)	(0.34)	15.09	13.85		270,258		0.15		0.07		1.96		11
	5/31/13	11.63	0.23		1.93	2.16	(0.22)	(0.00)[d]	(0.22)	13.57	18.71		187,069		0.17		0.08		1.84		8
	5/31/12	12.18	0.21		(0.55)	(0.34)	(0.20)	(0.01)	(0.21)	11.63	(2.70)		120,360		0.21		0.09		1.80		12
Advisor Class:	5/31/16‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)	(0.33)	15.14	1.11	bo	103		0.16	[c]	0.05	[c]	1.01	[c]	9
Premier Class:	5/31/16	15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)		142,200		0.28		0.19		2.01		9
	5/31/15	15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11		118,947		0.28		0.22		1.97		6
	5/31/14	13.53	0.24		1.59	1.83	(0.24)	(0.08)	(0.32)	15.04	13.63		98,691		0.30		0.22		1.70		11
	5/31/13	11.61	0.27		1.86	2.13	(0.21)	(0.00)[d]	(0.21)	13.53	18.50		81,393		0.32		0.23		2.11		8
	5/31/12	12.16	0.19		(0.54)	(0.35)	(0.19)	(0.01)	(0.20)	11.61	(2.79)		18,118		0.36		0.24		1.64		12
Retirement Class:	5/31/16	15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)		170,093		0.43		0.29		1.86		9
	5/31/15	15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02		99,991		0.43		0.32		1.93		6
	5/31/14	13.50	0.21		1.60	1.81	(0.23)	(0.08)	(0.31)	15.00	13.53		49,436		0.45		0.32		1.46		11
	5/31/13	11.58	0.21		1.91	2.12	(0.20)	(0.00)[d]	(0.20)	13.50	18.46		19,093		0.47		0.33		1.69		8
	5/31/12	12.15	0.19		(0.56)	(0.37)	(0.19)	(0.01)	(0.20)	11.58	(2.97)		5,837		0.51		0.34		1.64		12

LIFECYCLE INDEX 2030 FUND
Institutional Class:	5/31/16	16.25	0.34		(0.62)	(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)		487,539		0.13		0.05		2.19		7
	5/31/15	15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77		360,424		0.13		0.07		2.15		5
	5/31/14	13.84	0.29		1.80	2.09	(0.28)	(0.09)	(0.37)	15.56	15.24		283,951		0.15		0.08		1.95		10
	5/31/13	11.65	0.24		2.17	2.41	(0.22)	(0.00)[d]	(0.22)	13.84	20.90		194,258		0.17		0.09		1.84		4
	5/31/12	12.35	0.20		(0.70)	(0.50)	(0.19)	(0.01)	(0.20)	11.65	(3.89)		124,802		0.21		0.10		1.74		10
Advisor Class:	5/31/16‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)	(0.36)	15.60	0.93	bp	103		0.16	[c]	0.07	[c]	0.93	[c]	7
Premier Class:	5/31/16	16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)		152,863		0.28		0.20		2.06		7
	5/31/15	15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65		130,175		0.28		0.22		2.00		5
	5/31/14	13.80	0.25		1.80	2.05	(0.26)	(0.09)	(0.35)	15.50	14.98		109,285		0.30		0.23		1.70		10
	5/31/13	11.62	0.26		2.14	2.40	(0.22)	(0.00)[d]	(0.22)	13.80	20.79		86,071		0.32		0.24		2.05		4
	5/31/12	12.32	0.18		(0.69)	(0.51)	(0.18)	(0.01)	(0.19)	11.62	(4.00)		22,673		0.36		0.25		1.55		10
Retirement Class:	5/31/16	16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)		154,906		0.43		0.30		1.93		7
	5/31/15	15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51		94,242		0.43		0.32		2.00		5
	5/31/14	13.77	0.21		1.82	2.03	(0.25)	(0.09)	(0.34)	15.46	14.87		39,318		0.45		0.33		1.45		10
	5/31/13	11.60	0.21		2.16	2.37	(0.20)	(0.00)[d]	(0.20)	13.77	20.62		18,588		0.47		0.34		1.62		4
	5/31/12	12.31	0.18		(0.70)	(0.52)	(0.18)	(0.01)	(0.19)	11.60	(4.10)		7,553		0.51		0.35		1.53		10

70	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized										Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period	value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year	beginning	income		on total	investment	investment	realized	and	end of	Total		period		Gross		Net		income		turnover
	ended	of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE INDEX 2035 FUND
Institutional Class:	5/31/16	$16.77	$0.34		$(0.72)	$(0.38)	$(0.34)	$(0.04)	$(0.38)	$16.01	(2.18)%		$489,103		0.13%		0.06%		2.19%		6%
	5/31/15	16.01	0.35		0.78	1.13	(0.35)	(0.02)	(0.37)	16.77	7.14		370,682		0.13		0.08		2.15		5
	5/31/14	14.08	0.29		2.02	2.31	(0.29)	(0.09)	(0.38)	16.01	16.51		296,719		0.15		0.08		1.96		9
	5/31/13	11.63	0.24		2.44	2.68	(0.23)	(0.00)[d]	(0.23)	14.08	23.25		203,726		0.17		0.09		1.86		7
	5/31/12	12.48	0.20		(0.85)	(0.65)	(0.19)	(0.01)	(0.20)	11.63	(5.07)		125,358		0.21		0.10		1.68		19
Advisor Class:	5/31/16‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)	(0.37)	16.00	0.63	bq	103		0.16	[c]	0.07	[c]	0.78	[c]	6
Premier Class:	5/31/16	16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)		131,478		0.28		0.21		2.06		6
	5/31/15	15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02		108,817		0.28		0.23		1.99		5
	5/31/14	14.03	0.25		2.03	2.28	(0.27)	(0.09)	(0.36)	15.95	16.34		90,943		0.30		0.23		1.69		9
	5/31/13	11.60	0.28		2.37	2.65	(0.22)	(0.00)[d]	(0.22)	14.03	23.06		68,495		0.32		0.24		2.17		7
	5/31/12	12.46	0.17		(0.84)	(0.67)	(0.18)	(0.01)	(0.19)	11.60	(5.26)		13,777		0.36		0.25		1.49		19
Retirement Class:	5/31/16	16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)		139,061		0.44		0.31		1.94		6
	5/31/15	15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92		71,803		0.43		0.33		1.91		5
	5/31/14	14.00	0.22		2.04	2.26	(0.26)	(0.09)	(0.35)	15.91	16.23		34,019		0.45		0.33		1.45		9
	5/31/13	11.57	0.21		2.43	2.64	(0.21)	(0.00)[d]	(0.21)	14.00	23.00		16,853		0.47		0.34		1.63		7
	5/31/12	12.44	0.18		(0.86)	(0.68)	(0.18)	(0.01)	(0.19)	11.57	(5.36)		6,337		0.51		0.35		1.52		19

LIFECYCLE INDEX 2040 INDEX
Institutional Class:	5/31/16	17.08	0.35		(0.84)	(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)		607,811		0.13		0.06		2.20		4
	5/31/15	16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55		462,814		0.13		0.08		2.17		6
	5/31/14	14.19	0.30		2.15	2.45	(0.30)	(0.09)	(0.39)	16.25	17.45		379,218		0.15		0.08		1.95		8
	5/31/13	11.62	0.24		2.57	2.81	(0.24)	(0.00)[d]	(0.24)	14.19	24.37		264,444		0.16		0.09		1.86		6
	5/31/12	12.52	0.20		(0.89)	(0.69)	(0.19)	(0.02)	(0.21)	11.62	(5.42)		170,934		0.19		0.10		1.70		17
Advisor Class:	5/31/16‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)	(0.39)	16.19	0.36	br	103		0.16	[c]	0.08	[c]	0.63	[c]	4
Premier Class:	5/31/16	17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)		125,148		0.28		0.21		2.07		4
	5/31/15	16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36		102,991		0.28		0.23		1.99		6
	5/31/14	14.14	0.26		2.16	2.42	(0.28)	(0.09)	(0.37)	16.19	17.28		87,589		0.30		0.23		1.70		8
	5/31/13	11.59	0.28		2.50	2.78	(0.23)	(0.00)[d]	(0.23)	14.14	24.18		66,876		0.31		0.24		2.12		6
	5/31/12	12.49	0.17		(0.87)	(0.70)	(0.18)	(0.02)	(0.20)	11.59	(5.52)		16,233		0.34		0.25		1.48		17
Retirement Class:	5/31/16	16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)		133,347		0.43		0.31		1.94		4
	5/31/15	16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28		74,281		0.43		0.33		1.92		6
	5/31/14	14.12	0.24		2.15	2.39	(0.27)	(0.09)	(0.36)	16.15	17.09		33,725		0.45		0.33		1.58		8
	5/31/13	11.57	0.21		2.55	2.76	(0.21)	(0.00)[d]	(0.21)	14.12	24.10		19,052		0.46		0.34		1.65		6
	5/31/12	12.48	0.18		(0.89)	(0.71)	(0.18)	(0.02)	(0.20)	11.57	(5.62)		7,751		0.49		0.35		1.51		17

72	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

		Selected per share data											Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period	value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
	or year	beginning	income		on total	investment	investment	realized	and	end of	Total		period	Gross		Net		income		turnover
	ended	of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate

LIFECYCLE INDEX 2045 FUND
Institutional Class:	5/31/16	$17.00	$0.35		$(0.83)	$(0.48)	$(0.35)	$(0.04)	$(0.39)	$16.13	(2.73)%		$279,626	0.15%		0.06%		2.20%		8%
	5/31/15	16.17	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.00	7.56		189,644	0.15		0.08		2.17		5
	5/31/14	14.10	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.17	17.37		135,011	0.18		0.08		1.94		13
	5/31/13	11.54	0.25		2.54	2.79	(0.23)	(0.00)[d]	(0.23)	14.10	24.42		83,001	0.22		0.09		1.90		16
	5/31/12	12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)	(0.20)	11.54	(5.36)		45,913	0.34		0.10		1.65		25
Advisor Class:	5/31/16‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)	(0.38)	16.12	0.38	bs	103	0.17	[c]	0.08	[c]	0.59	[c]	8
Premier Class:	5/31/16	16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)		93,446	0.30		0.21		2.06		8
	5/31/15	16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44		78,809	0.30		0.23		2.00		5
	5/31/14	14.05	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.11	17.21		63,580	0.33		0.23		1.75		13
	5/31/13	11.52	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.05	24.14		44,631	0.36		0.24		2.35		16
	5/31/12	12.40	0.17		(0.86)	(0.69)	(0.18)	(0.01)	(0.19)	11.52	(5.46)		7,202	0.49		0.25		1.47		25
Retirement Class:	5/31/16	16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)		96,878	0.45		0.31		1.90		8
	5/31/15	16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29		45,836	0.45		0.33		1.88		5
	5/31/14	14.02	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.07	17.10		20,002	0.48		0.33		1.51		13
	5/31/13	11.50	0.23		2.50	2.73	(0.21)	(0.00)[d]	(0.21)	14.02	23.98		9,184	0.52		0.34		1.75		16
	5/31/12	12.39	0.16		(0.86)	(0.70)	(0.18)	(0.01)	(0.19)	11.50	(5.56)		2,967	0.64		0.35		1.38		25

LIFECYCLE INDEX 2050 FUND
Institutional Class:	5/31/16	16.99	0.35		(0.83)	(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)		184,432	0.16		0.06		2.18		10
	5/31/15	16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58		122,783	0.17		0.08		2.18		5
	5/31/14	14.09	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.16	17.38		86,068	0.21		0.08		1.91		20
	5/31/13	11.54	0.24		2.54	2.78	(0.23)	—	(0.23)	14.09	24.33		57,380	0.28		0.09		1.85		22
	5/31/12	12.42	0.19		(0.87)	(0.68)	(0.19)	(0.01)	(0.20)	11.54	(5.36)		30,943	0.44		0.10		1.66		30
Advisor Class:	5/31/16‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)	(0.38)	16.13	0.49	bt	103	0.19	[c]	0.07	[c]	0.57	[c]	10
Premier Class:	5/31/16	16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)		67,811	0.31		0.21		2.04		10
	5/31/15	16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40		54,208	0.32		0.23		1.99		5
	5/31/14	14.04	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.10	17.23		40,648	0.36		0.23		1.76		20
	5/31/13	11.51	0.30		2.46	2.76	(0.23)	—	(0.23)	14.04	24.16		26,880	0.41		0.24		2.33		22
	5/31/12	12.39	0.17		(0.86)	(0.69)	(0.18)	(0.01)	(0.19)	11.51	(5.46)		3,683	0.59		0.25		1.46		30
Retirement Class:	5/31/16	16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)		69,550	0.46		0.31		1.93		10
	5/31/15	16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25		31,045	0.47		0.33		1.86		5
	5/31/14	14.01	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.06	17.12		11,803	0.51		0.33		1.55		20
	5/31/13	11.49	0.22		2.51	2.73	(0.21)	—	(0.21)	14.01	24.00		5,528	0.58		0.34		1.67		22
	5/31/12	12.38	0.15		(0.85)	(0.70)	(0.18)	(0.01)	(0.19)	11.49	(5.57)		1,692	0.75		0.35		1.33		30

74	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period	Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands) expenses		[e]	expenses	[e]	(loss)		rate

LIFECYCLE INDEX 2055 FUND
Institutional Class:	5/31/16		$13.51	$0.25		$(0.61)	$(0.36)	$(0.27)	$(0.04)	$(0.31)	$12.84	(2.56)%		$43,460	0.33%		0.06%		1.97%		36%
	5/31/15		12.86	0.29		0.65	0.94	(0.28)	(0.01)	(0.29)	13.51	7.47		34,367	0.34		0.08		2.18		9
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)	(0.28)	12.86	17.42		22,433	0.54		0.08		1.93		25
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40		13,356	0.75		0.09		1.83		9
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]	(0.15)	9.18	(5.33)		8,376	1.15		0.10		1.61		7
Advisor Class:	5/31/16	‡	13.08	0.03		0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55	bu	103	0.37	[c]	0.07	[c]	0.55	[c]	36
Premier Class:	5/31/16		13.49	0.24		(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)		11,080	0.48		0.21		1.88		36
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35		7,695	0.49		0.23		1.96		9
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21		4,510	0.69		0.23		1.76		25
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29		2,305	0.91		0.24		1.81		9
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]	(0.14)	9.17	(5.53)		986	1.31		0.25		1.50		7
Retirement Class:	5/31/16		13.48	0.23		(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)		20,472	0.64		0.31		1.84		36
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33		7,668	0.65		0.33		2.06		9
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12		2,417	0.85		0.33		1.64		25
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03		1,416	1.06		0.34		1.55		9
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]	(0.13)	9.17	(5.59)		986	1.46		0.35		1.36		7

LIFECYCLE INDEX 2060 FUND
Institutional Class:	5/31/16		10.41	0.21		(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)		9,488	1.20		0.06		2.12		21
	5/31/15	^	10.00	0.21		0.41	0.62	(0.21)	—	(0.21)	10.41	6.31	[b]	8,556	1.65	[c]	0.08	[c]	3.06	[c]	6	[b]
Advisor Class:	5/31/16	‡	10.09	0.02		0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61	bv	103	1.29	[c]	0.07	[c]	0.53	[c]	21
Premier Class:	5/31/16		10.41	0.20		(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)		1,049	1.35		0.21		2.02		21
	5/31/15	^	10.00	0.20		0.42	0.62	(0.21)	—	(0.21)	10.41	6.26	[b]	1,062	1.97	[c]	0.23	[c]	2.92	[c]	6	[b]
Retirement Class:	5/31/16		10.40	0.19		(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)		1,098	1.51		0.31		1.91		21
	5/31/15	^	10.00	0.19		0.41	0.60	(0.20)	—	(0.20)	10.40	6.14	[b]	1,067	2.12	[c]	0.33	[c]	2.82	[c]	6	[b]

76	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	77

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
[k]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.06)%.
[l]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.17)%.
[m]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.42)%.
[n]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (0.90)%.
[o]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (1.35)%.
[p]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (1.76)%.
[q]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.39)%.
[r]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.89)%.
[s]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.89)%.
[t]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.79)%.
[u]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.81)%.
[v]	The performance for the Advisor Class, including performance based on the fund’s Retirement Class prior to inception of the Advisor Class, was (2.67)%.
^	The Fund commenced operations on September 26, 2014.
‡	Advisor Class commenced operations on December 4, 2015.

78	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Notes to financial statements

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	79

Notes to financial statements

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2016, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, and dividend reclassifications were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In May 2015, the FASB issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU

80	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

removes the requirement to categorize, within the fair value hierarchy, all investments for which the fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Funds adopted the ASU for this annual report. The adoption of the ASU did not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of May 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2016, there were no transfers between levels by the Funds.

As of May 31, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	81

Notes to financial statements

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.09% for the Retirement Income Fund and the 2010 Fund; 0.08% for the 2015 Fund; 0.07% for the 2020 Fund and the 2025 Fund; 0.06% for the 2030 Fund, and 0.05% for the 2035, 2040, 2045, 2050, 2055 and 2060 Funds. These waivers will remain in effect through September 30, 2016, unless changed with the approval of the Board. Prior to October 1, 2015, Advisors had contractually agreed to waive a portion of certain Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.06% for the Retirement Income Fund and 2010 Fund; 0.05% for the 2015 Fund; 0.04% for the 2020 Fund; 0.03% for the 2025 Fund and the 2030 Fund; 0.02% for the 2035, 2040, 2045, 2050, 2055 and the 2060 Funds. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any reimbursement from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2016. However, this agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds: (i) 0.01% of average daily net assets for Institutional Class shares of the Retirement Income Fund and 2010 Fund; 0.02% of average daily net assets for Institutional Class shares of the 2015 Fund; 0.03% of average daily net assets for Institutional Class shares of the 2020 Fund and the 2025 Fund; 0.04% of average daily net assets for Institutional Class shares of the 2030 Fund; 0.05% of average daily net assets for Institutional

82	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Class shares of the 2035, 2040, 2045, 2050, 2055, and 2060 Funds; (ii) 0.16% of average daily net assets for Advisor Class shares of the Retirement Income Fund and the 2010 Fund; 0.17% of average daily net assets for Advisor Class shares of the 2015 Fund; 0.18% of average daily net assets for Advisor Class shares of the 2020 Fund and 2025 Fund; 0.19% of average daily net assets for Advisor Class shares of the 2030 Fund; 0.20% of average daily net assets for Advisor Class shares of the 2035, 2040, 2045, 2050, 2055 and 2060 Funds; (iii) 0.16% of average daily net assets for Premier Class shares of the Retirement Income Fund and the 2010 Fund; 0.17% of average daily net assets for Premier Class shares of the 2015 Fund; 0.18% of average daily net assets for Premier Class shares of the 2020 Fund and 2025 Fund; 0.19% of average daily net assets for Premier Class shares of the 2030 Fund; 0.20% of average daily net assets for Premier Class shares of the 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and (iv) 0.26% of average daily net assets for Retirement Class shares of the Retirement Income Fund and the 2010 Fund; 0.27% of average daily net assets for Retirement Class shares of the 2015 Fund; 0.28% of average daily net assets for Retirement Class shares of the 2020 Fund and 2025 Fund; 0.29% of average daily net assets for Retirement Class shares of the 2030 Fund; 0.30% of average daily net assets for Retirement Class shares of the 2035, 2040, 2045, 2050, 2055 and 2060 Funds. The expense reimbursement arrangements for the Institutional Class, Premier Class and Retirement Class will continue through at least September 30, 2016, and the Advisor Class through at least December 3, 2016, unless changed with approval of the Board. Prior to October 1, 2015, Advisors agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds (i) 0.04%, 0.05%, 0.06%, 0.07% and 0.08% of average daily net assets for Institutional Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund; the 2025 Fund and the 2030 Fund; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively; (ii) 0.19%, 0.20%, 0.21%, 0.22% and 0.23% of average daily net assets for Premier Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund; the 2025 and the 2030 Funds; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively; and (iii) 0.29%, 0.30%, 0.31%, 0.32% and 0.33% of average daily net assets for Retirement Class shares of the Retirement Income Fund and the 2010 Fund; the 2015 Fund; the 2020 Fund; the 2025 and 2030 Funds; and the 2035, 2040, 2045, 2050, 2055 and 2060 Funds, respectively.

During the year ended May 31, 2016, TIAA received total proceeds of $5,700,000 and $8,400,000 from redemptions from the Lifecycle Index Retirement Income Fund and the Lifecycle Index 2055 Fund, respectively.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	83

Notes to financial statements

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2016, the Funds engaged in the following security transactions with affiliated entities:

			Realized
Fund	Purchases	Sales	gain (loss	)
Lifecycle Index Retirement Income	$—	$3,204,906	$354
Lifecycle Index 2035	—	4,381,140	28,120
Lifecycle Index 2040	—	5,943,371	38,147
Lifecycle Index 2045	—	9,119,325	58,532
Lifecycle Index 2050	899,185	6,001,460	38,520
Lifecycle Index 2055	216,689	2,510,236	10,131

The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2016:

Fund	TIAA
Lifecycle Index 2060	87%

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	May 31, 2016
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$23,538,355	$16,611,802	$11,228,305	$(32,510)	$579,358	$29,087,829
TIAA-CREF Emerging Markets Equity Index	1,280,745	1,386,377	423,647	(95,126)	34,202	1,963,812
TIAA-CREF Equity Index	13,249,909	11,127,076	3,776,573	66,599	311,892	20,539,495
TIAA-CREF Inflation-Linked Bond	4,733,065	3,822,484	1,328,168	(44,769)	18,502	7,257,466
TIAA-CREF International Equity Index	4,252,414	4,263,260	1,203,214	(136,067)	154,358	6,715,631
TIAA-CREF Short-Term Bond Index	—	8,278,051	1,006,954	(3,258)	36,419	7,265,072
	$47,054,488	$45,489,050	$18,966,861	$(245,131)	$1,134,731	$72,829,305
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$87,913,710	$30,819,300	$29,038,531	$(17,407)	$1,952,140	$90,165,261
TIAA-CREF Emerging Markets Equity Index	5,780,066	3,628,366	1,357,265	(310,338)	138,512	6,855,666
TIAA-CREF Equity Index	59,468,910	25,304,610	12,132,695	575,820	1,265,887	71,578,111
TIAA-CREF Inflation-Linked Bond	14,900,125	6,575,042	2,341,991	(134,407)	55,018	19,195,274
TIAA-CREF International Equity Index	19,232,104	10,222,797	3,446,592	(393,603)	626,612	23,444,238
TIAA-CREF Short-Term Bond Index	—	20,767,724	1,533,090	(2,625)	100,874	19,218,328
	$187,294,915	$97,317,839	$49,850,164	$(282,560)	$4,139,043	$230,456,878

84	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	May 31, 2016
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$149,848,729	$48,808,852	$43,108,225	$(168,198)	$3,343,523	$156,310,603
TIAA-CREF Emerging Markets Equity Index	11,711,932	6,661,288	2,417,243	(523,154)	272,100	13,575,201
TIAA-CREF Equity Index	120,391,640	44,218,878	20,603,705	1,400,007	2,481,554	141,893,007
TIAA-CREF Inflation-Linked Bond	20,233,907	8,863,563	3,204,134	(254,301)	73,224	25,966,224
TIAA-CREF International Equity Index	38,969,408	18,280,887	5,749,278	(561,299)	1,229,860	46,422,800
TIAA-CREF Short-Term Bond Index	—	27,941,660	1,916,853	(3,423)	135,573	26,000,037
	$341,155,616	$154,775,128	$76,999,438	$(110,368)	$7,535,834	$410,167,872
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$210,926,497	$91,194,287	$49,532,253	$(345,033)	$5,078,984	$254,026,081
TIAA-CREF Emerging Markets Equity Index	22,121,864	13,698,574	3,302,992	(866,526)	538,722	27,957,067
TIAA-CREF Equity Index	227,415,832	95,857,298	27,420,498	2,105,289	4,923,371	292,352,640
TIAA-CREF Inflation-Linked Bond	22,103,475	12,202,387	2,635,067	(267,320)	84,831	31,796,956
TIAA-CREF International Equity Index	73,479,642	39,291,670	7,445,742	(936,865)	2,437,183	95,572,145
TIAA-CREF Short-Term Bond Index	—	33,432,616	1,568,546	(2,699)	159,606	31,840,580
	$556,047,310	$285,676,832	$91,905,098	$(313,154)	$13,222,697	$733,545,469
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$177,819,801	$82,337,594	$30,575,325	$(167,806)	$4,460,247	$230,909,631
TIAA-CREF Emerging Markets Equity Index	25,064,096	15,263,162	2,340,439	(564,340)	622,035	32,775,939
TIAA-CREF Equity Index	258,431,516	107,731,403	19,404,715	2,846,991	5,684,036	342,720,953
TIAA-CREF Inflation-Linked Bond	11,013,110	7,542,023	968,345	(101,844)	44,699	17,666,673
TIAA-CREF International Equity Index	83,258,784	45,432,527	5,437,398	(719,812)	2,814,068	112,084,691
TIAA-CREF Short-Term Bond Index	—	18,251,869	549,406	(695)	85,385	17,690,545
	$555,587,307	$276,558,578	$59,275,628	$1,292,494	$13,710,470	$753,848,432
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$151,635,949	$76,924,434	$19,390,524	$(44,863)	$3,965,038	$210,410,156
TIAA-CREF Emerging Markets Equity Index	29,563,063	17,389,563	2,177,294	(635,935)	730,399	38,599,071
TIAA-CREF Equity Index	304,305,967	122,519,344	18,490,331	3,465,372	6,668,293	403,215,104
TIAA-CREF Inflation-Linked Bond	—	2,784,543	13,873	(117)	3,581	2,799,692
TIAA-CREF International Equity Index	98,150,767	52,358,329	5,356,809	(773,810)	3,299,037	131,981,816
TIAA-CREF Short-Term Bond Index	—	2,819,893	17,324	—	9,089	2,803,142
	$583,655,746	$274,796,106	$45,446,155	$2,010,647	$14,675,437	$789,808,981

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	85

Notes to financial statements

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	May 31, 2016
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$98,861,355	$57,578,557	$11,506,258	$(1,584)	$2,692,177	$145,815,985
TIAA-CREF Emerging Markets Equity Index	30,908,365	18,266,594	1,682,792	(553,203)	781,497	40,838,406
TIAA-CREF Equity Index	317,806,845	128,496,268	13,516,358	3,806,535	7,130,673	426,784,921
TIAA-CREF International Equity Index	102,603,196	54,678,733	3,458,623	(532,684)	3,527,423	139,656,798
	$550,179,761	$259,020,152	$30,164,031	$2,719,064	$14,131,770	$753,096,110
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$63,934,195	$40,162,080	$6,592,648	$37,479	$1,777,933	$98,104,130
TIAA-CREF Emerging Markets Equity Index	39,423,423	22,021,014	1,473,248	(487,488)	999,226	51,352,658
TIAA-CREF Equity Index	404,023,770	151,795,477	11,071,066	5,090,048	9,106,449	536,065,312
TIAA-CREF International Equity Index	130,860,435	66,126,793	3,090,679	(581,966)	4,505,177	175,585,738
	$638,241,823	$280,105,364	$22,227,641	$4,058,073	$16,388,785	$861,107,838
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$31,383,152	$19,281,728	$9,139,825	$(70,995)	$833,884	$41,758,138
TIAA-CREF Emerging Markets Equity Index	19,439,089	14,654,836	1,181,515	(394,533)	522,120	28,612,793
TIAA-CREF Equity Index	197,702,671	109,218,741	5,534,554	2,532,656	4,770,394	297,926,175
TIAA-CREF International Equity Index	64,523,003	44,716,415	2,178,508	(416,623)	2,362,516	97,847,738
	$313,047,915	$187,871,720	$18,034,402	$1,650,505	$8,488,914	$466,144,844
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$20,697,309	$12,734,265	$8,926,295	$(60,071)	$536,084	$24,632,400
TIAA-CREF Emerging Markets Equity Index	12,815,587	10,377,472	471,356	(165,296)	353,756	19,881,810
TIAA-CREF Equity Index	130,839,226	80,601,748	2,848,198	1,803,473	3,228,065	206,722,245
TIAA-CREF International Equity Index	42,538,415	32,622,582	1,096,168	(226,483)	1,597,567	67,990,077
	$206,890,537	$136,336,067	$13,342,017	$1,351,623	$5,715,472	$319,226,532
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$4,941,017	$3,607,548	$3,773,004	$(18,066)	$111,539	$4,785,013
TIAA-CREF Emerging Markets Equity Index	3,059,841	3,098,356	876,867	(219,113)	71,241	4,672,155
TIAA-CREF Equity Index	31,194,534	25,747,954	8,448,647	192,907	651,129	48,314,715
TIAA-CREF International Equity Index	10,156,407	9,826,131	2,723,294	(251,219)	322,295	15,977,311
	$49,351,799	$42,279,989	$15,821,812	$(295,491)	$1,156,204	$73,749,194

86	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2015	cost	proceeds	gain (loss )	income	May 31, 2016
Lifecycle Index 2060 Fund
TIAA-CREF Bond Index	$1,075,600	$257,032	$722,937	$2,614	$20,343	$608,945
TIAA-CREF Emerging Markets Equity Index	658,474	290,835	71,432	(16,723)	14,366	746,190
TIAA-CREF Equity Index	6,766,318	1,798,569	633,673	69,629	131,287	7,792,325
TIAA-CREF International Equity Index	2,188,453	817,850	177,219	(24,569)	64,984	2,551,187
	$10,688,845	$3,164,286	$1,605,261	$30,951	$230,980	$11,698,647

Note 4—investments

Net Unrealized appreciation (Depreciation): At May 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Index Retirement Income	$68,399,624	$4,569,454	$(139,773)	$4,429,681
Lifecycle Index 2010	207,560,558	23,552,575	(656,255)	22,896,320
Lifecycle Index 2015	366,023,702	45,595,361	(1,451,191)	44,144,170
Lifecycle Index 2020	665,902,818	70,838,707	(3,196,056)	67,642,651
Lifecycle Index 2025	680,631,867	77,609,112	(4,392,547)	73,216,565
Lifecycle Index 2030	706,235,905	89,481,535	(5,908,459)	83,573,076
Lifecycle Index 2035	666,863,798	93,436,451	(7,204,139)	86,232,312
Lifecycle Index 2040	750,493,555	120,193,895	(9,579,612)	110,614,283
Lifecycle Index 2045	426,031,662	46,420,621	(6,307,439)	40,113,182
Lifecycle Index 2050	292,902,488	30,649,072	(4,325,028)	26,324,044
Lifecycle Index 2055	68,967,616	5,621,089	(839,511)	4,781,578
Lifecycle Index 2060	11,874,892	192,623	(368,868)	(176,245)

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	87

Notes to financial statements

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2016 were as follows:

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$50,872,324	$24,353,539
Lifecycle Index 2010	97,317,839	49,850,164
Lifecycle Index 2015	157,052,045	79,273,481
Lifecycle Index 2020	285,676,832	91,905,098
Lifecycle Index 2025	276,558,578	59,275,628
Lifecycle Index 2030	274,796,106	45,446,155
Lifecycle Index 2035	265,212,230	36,389,548
Lifecycle Index 2040	288,504,608	30,672,247
Lifecycle Index 2045	200,760,754	30,993,041
Lifecycle Index 2050	147,769,986	24,809,223
Lifecycle Index 2055	46,879,772	20,431,929
Lifecycle Index 2060	3,828,722	2,272,909

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2016 and May 31, 2015 was as follows:

	5/31/2016			5/31/2015
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Lifecycle Index Retirement Income	$1,064,661	77,646	$1,142,307	$855,076	26,142	$881,218
Lifecycle Index 2010	3,874,434	361,270	4,235,704	3,607,902	298,202	3,906,104
Lifecycle Index 2015	7,054,097	715,820	7,769,917	6,608,471	255,658	6,864,129
Lifecycle Index 2020	11,840,480	1,211,078	13,051,558	9,891,760	397,006	10,288,766
Lifecycle Index 2025	12,425,861	1,338,725	13,764,586	10,073,340	429,463	10,502,803
Lifecycle Index 2030	13,422,033	1,540,311	14,962,344	10,548,745	478,526	11,027,271
Lifecycle Index 2035	13,088,793	1,581,570	14,670,363	10,146,413	511,926	10,658,339
Lifecycle Index 2040	15,519,758	2,018,460	17,538,218	12,266,835	646,862	12,913,697
Lifecycle Index 2045	8,021,037	929,806	8,950,843	5,586,265	267,344	5,853,609
Lifecycle Index 2050	5,434,540	601,733	6,036,273	3,665,686	170,889	3,836,575
Lifecycle Index 2055	1,091,665	138,081	1,229,746	843,204	34,520	877,724
Lifecycle Index 2060	227,039	35,764	262,803	210,425	—	210,425

88	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

As of May 31, 2016, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	ordinary	long-term	appreciation		Late-year loss
Fund	income	capital gains	(depreciation	)	deferrals	Total
Lifecycle Index Retirement Income	$107,868	$196,966	$4,429,678		$(60,121)	$4,674,391
Lifecycle Index 2010	891,257	769,415	22,896,318		—	24,556,990
Lifecycle Index 2015	1,519,458	1,606,024	44,144,171		—	47,269,653
Lifecycle Index 2020	2,243,198	3,059,825	67,642,653		—	72,945,676
Lifecycle Index 2025	1,828,428	3,638,943	73,216,569		—	78,683,940
Lifecycle Index 2030	1,514,143	4,255,405	83,573,073		—	89,342,621
Lifecycle Index 2035	925,504	4,499,344	86,232,311		—	91,657,159
Lifecycle Index 2040	492,987	5,657,782	110,614,283		—	116,765,052
Lifecycle Index 2045	145,575	2,940,660	40,113,182		(34,728)	43,164,689
Lifecycle Index 2050	66,167	1,969,381	26,324,041		(48,147)	28,311,442
Lifecycle Index 2055	12,742	368,443	4,781,577		(62,658)	5,100,104
Lifecycle Index 2060	7,694	83,516	(176,246)		—	(85,036)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2016, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	89

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, Lifecycle Index 2055 Fund, and Lifecycle Index 2060 Fund (twelve of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland

July 19, 2016

90	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2016

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	85	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	85	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	85	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	85	Director, D2D Fund.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	91

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2016

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	85	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President(2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	85	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	85	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

92	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (since 2015), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (since 2015), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	85	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	85	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	93

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2016

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President, Chief Executive Officer, TIAA Global Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.

94	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Chief Executive Officer, Retail Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	95

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2016

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

96	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to the TIAA-CREF Lifecycle Index Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	97

Renewal of investment management agreement (unaudited)

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Broadridge also compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for each Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Fund’s performance and the Board considered that the evaluation of TAI’s services to the Funds is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or

98	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	99

Renewal of investment management agreement (unaudited)

meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI and potentially in other affiliated and unaffiliated investment companies or pools, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds; conducting research; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Funds. It also considered TAI’s compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance

100	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

as compared to the performance of its benchmark index. For detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk TAI assumes. The Board also noted TAI’s voluntary waiver of a portion of some of the Funds’ management fees during 2015. The Board also acknowledged certain reimbursements of expenses above specified amounts undertaken by TAI with respect to the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that TAI had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2015, and that TAI expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	101

Renewal of investment management agreement (unaudited)

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, and waived a portion of its management fees, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were within an acceptable range in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI provides similar investment management services to other investment companies. The Board noted that TAI provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Funds, which also have an annual management fee rate of 0.10%, which is entirely waived, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to

102	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non- management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net loss” refer to TAI incurring a loss for the services that it rendered to a Fund during 2015 under the Agreement.

Lifecycle Index Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.09% of this fee through at least September 30, 2016.
•	The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee ranked 1 out of 5, 1 out of 3 and 2 out of 3 within the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), respectively. The Fund’s total expenses and actual management fee (including the waiver) were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while the Fund’s contractual management fee was in the 2nd quintile of its Expense Universe.
•	The Fund ranked 1 out of 5, 1 out of 5 and 1 out of 4 funds within the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	103

Renewal of investment management agreement (unaudited)

Lifecycle Index 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.09% of this fee through at least September 30, 2016.
•	The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee ranked 1 out of 5, 1 out of 3 and 1 out of 3 within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 1 out of 5 funds within its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle Index 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.08% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee each ranked 1 out of 4 within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle Index 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.07% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee ranked 1 out of 5 and 2 out of 5, respectively, within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods, while the Fund ranked 1 out of 5 within its Performance Group for

104	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

the five-year periods. The Fund was in the 1st quintile of its Performance Universe for each of the one, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle Index 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.07% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee each ranked 2 out of 5 within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle Index 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.06% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee each ranked 2 out of 5 within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three- year periods and ranked 1 out of 5 funds within its Performance Group for the five- year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	105

Renewal of investment management agreement (unaudited)

Lifecycle Index 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.05% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee each ranked 2 out of 5 within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle Index 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.05% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee each ranked 2 out of 5 within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one- and three-year periods and ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle Index 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.05% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s actual management fee (including the waiver) and contractual management fee each ranked 2 out of 5 within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.

106	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

•	The Fund was in the 1st quintile of its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for each of the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle Index 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.05% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee each ranked 2 out of 5 within its Expense Group. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one- and three-year periods and ranked 1 out of 5 funds within its Performance Group for the five-year period. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifecycle Index 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.05% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee each ranked 1 out of 5 and 2 out of 5 within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one- and three-year periods. The Fund was in the 2nd and 1st quintiles of its Performance Universe for each of the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	107

Renewal of investment management agreement (unaudited)	concluded

Lifecycle Index 2060 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. TAI has agreed to continue to waive 0.05% of this fee through at least September 30, 2016.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s, actual management fee (including the waiver) and contractual management fee ranked 1 out of 5 and 2 out of 5 within its Expense Group, respectively. The Fund’s total expenses, actual management fee (including the waiver) and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one-year and since-inception periods. The Fund was in the 2nd quintile of its Performance Universe for each of the one-year and since-inception periods.
•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

108	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important tax information (unaudited)

TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2016, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Long term
Fund	gains
Lifecycle Index Retirement Income	$77,646
Lifecycle Index 2010	361,270
Lifecycle Index 2015	715,820
Lifecycle Index 2020	1,211,078
Lifecycle Index 2025	1,338,725
Lifecycle Index 2030	1,540,311
Lifecycle Index 2035	1,581,570
Lifecycle Index 2040	2,018,460
Lifecycle Index 2045	929,806
Lifecycle Index 2050	601,733
Lifecycle Index 2055	138,081
Lifecycle Index 2060	35,764

For the year ended May 31, 2016, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Index Retirement Income	38.54%
Lifecycle Index 2010	41.26%
Lifecycle Index 2015	45.09%
Lifecycle Index 2020	52.12%
Lifecycle Index 2025	58.34%
Lifecycle Index 2030	64.21%
Lifecycle Index 2035	71.48%
Lifecycle Index 2040	78.54%
Lifecycle Index 2045	79.96%
Lifecycle Index 2050	80.46%
Lifecycle Index 2055	81.13%
Lifecycle Index 2060	77.94%

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	109

Important tax information (unaudited)

TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2016, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Index Retirement Income	27.27%
Lifecycle Index 2010	28.77%
Lifecycle Index 2015	31.49%
Lifecycle Index 2020	36.59%
Lifecycle Index 2025	41.20%
Lifecycle Index 2030	45.48%
Lifecycle Index 2035	50.75%
Lifecycle Index 2040	55.89%
Lifecycle Index 2045	56.97%
Lifecycle Index 2050	57.31%
Lifecycle Index 2055	57.75%
Lifecycle Index 2060	55.31%

For the year ended May 31, 2016, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

	Foreign source	Foreign source
Fund	income	income per share
Lifecycle Index Retirement Income Fund	$ 133,777	$0.02972
Lifecycle Index 2010 Fund	542,770	0.03601
Lifecycle Index 2015 Fund	1,065,515	0.04146
Lifecycle Index 2020 Fund	2,111,067	0.04942
Lifecycle Index 2025 Fund	2,437,526	0.05830
Lifecycle Index 2030 Fund	2,858,643	0.06755
Lifecycle Index 2035 Fund	3,057,017	0.07712
Lifecycle Index 2040 Fund	3,905,372	0.08627
Lifecycle Index 2045 Fund	2,046,304	0.08649
Lifecycle Index 2050 Fund	1,384,357	0.08618
Lifecycle Index 2055 Fund	279,169	0.06846
Lifecycle Index 2060 Fund	56,290	0.05320

110	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

For the year ended May 31, 2016, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

	Foreign taxes	Foreign taxes
Fund	paid	paid per share
Lifecycle Index Retirement Income Fund	$10,337	$0.00230
Lifecycle Index 2010 Fund	41,919	0.00278
Lifecycle Index 2015 Fund	82,306	0.00320
Lifecycle Index 2020 Fund	163,042	0.00382
Lifecycle Index 2025 Fund	188,255	0.00450
Lifecycle Index 2030 Fund	220,847	0.00522
Lifecycle Index 2035 Fund	236,203	0.00596
Lifecycle Index 2040 Fund	301,817	0.00667
Lifecycle Index 2045 Fund	158,034	0.00668
Lifecycle Index 2050 Fund	106,953	0.00666
Lifecycle Index 2055 Fund	21,561	0.00529
Lifecycle Index 2060 Fund	4,347	0.00411

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2016, which will be reported in conjunction with your 2016 Form 1099-DIV.

By early 2017, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	111

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

112	2016 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Index Funds ■ 2016 Annual Report	113

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, Members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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2016 Annual Report

May 31, 2016

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

Understanding your Lifestyle Funds report

This annual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

 The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 22 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

4	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2015—May 31, 2016).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	5

Important information about expenses

Expense examples

Six months ended May 31, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Institutional Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Income Fund actual return	$1,000.00	$1,016.17	$0.50		$2.17
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.17
Conservative Fund actual return	1,000.00	1,012.93	0.50		2.37
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.38
Moderate Fund actual return	1,000.00	1,008.83	0.50		2.56
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.58
Growth Fund actual return	1,000.00	1,000.73	0.50		2.70
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.73
Aggressive Growth Fund actual return	1,000.00	990.70	0.50		2.84
5% annual hypothetical return	1,000.00	1,024.50	0.51		2.88

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Income Fund; 0.47% for the Conservative Fund; 0.51% for the Moderate Fund; 0.54% for the Growth Fund; and 0.57% for the Aggressive Growth Fund.

Expense examples

Six months ended May 31, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Advisor Class	(12/4/15)	(5/31/16)	(12/4/15–5/31/16)		(12/4/15–5/31/16)
Income Fund actual return	$1,000.00	$1,016.70	$0.59		$2.22
5% annual hypothetical return	1,000.00	1,024.40	0.61		2.28

6	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Advisor Class	(12/4/15)	(5/31/16)	(12/4/15–5/31/16)		(12/4/15–5/31/16)
Conservative Fund actual return	$1,000.00	$1,012.46	$0.59		$2.41
5% annual hypothetical return	1,000.00	1,024.40	0.61		2.48
Moderate Fund actual return	1,000.00	1,007.63	0.64		2.60
5% annual hypothetical return	1,000.00	1,024.35	0.66		2.68
Growth Fund actual return	1,000.00	998.40	0.64		2.74
5% annual hypothetical return	1,000.00	1,024.35	0.66		2.83
Aggressive Growth Fund actual return	1,000.00	987.88	0.58		2.87
5% annual hypothetical return	1,000.00	1,024.40	0.61		2.98

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio from commencement of operations on December 4, 2015 through May 31, 2016, multiplied by the average fund value over the period, multiplied by 179/366 for the actual expenses and 183/366 for the hypothetical expenses. There were 179 days in the period from commencement of operations on December 4, 2015 through May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.12% for the Income, Conservative and Aggressive Growth Funds; and 0.13% for the Moderate and Growth Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.45% for the Income Fund; 0.49% for the Conservative Fund; 0.53% for the Moderate Fund; 0.56% for the Growth Fund; and 0.59% for the Aggressive Growth Fund.

Expense examples

Six months ended May 31, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Income Fund actual return	$1,000.00	$1,016.41	$1.26		$2.92
5% annual hypothetical return	1,000.00	1,023.75	1.26		2.93
Conservative Fund actual return	1,000.00	1,012.19	1.26		3.12
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.13
Moderate Fund actual return	1,000.00	1,008.85	1.26		3.31
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.34

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	7

Important information about expenses

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Premier Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Growth Fund actual return	$1,000.00	$999.06	$1.25		$3.45
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.49
Aggressive Growth Fund actual return	1,000.00	990.56	1.24		3.58
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.64

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.58% for the Income Fund; 0.62% for the Conservative Fund; 0.66% for the Moderate Fund; 0.69% for the Growth Fund; and 0.72% for the Aggressive Growth Fund.

Expense examples

Six months ended May 31, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retirement Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Income Fund actual return	$1,000.00	$1,014.87	$1.76		$3.43
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.44
Conservative Fund actual return	1,000.00	1,011.60	1.76		3.62
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.64
Moderate Fund actual return	1,000.00	1,006.79	1.76		3.81
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.84
Growth Fund actual return	1,000.00	999.28	1.75		3.95
5% annual hypothetical return	1,000.00	1,023.25	1.77		3.99
Aggressive Growth Fund actual return	1,000.00	989.66	1.74		4.08
5% annual hypothetical return	1,000.00	1,023.25	1.77		4.14

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied

8	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.68% for the Income Fund; 0.72% for the Conservative Fund; 0.76% for the Moderate Fund; 0.79% for the Growth Fund; and 0.82% for the Aggressive Growth Fund.

Expense examples

Six months ended May 31, 2016

Lifestyle Funds	Beginning account value	Ending account value	Expenses paid during period	*	Effective expenses paid during period	†
Retail Class	(12/1/15)	(5/31/16)	(12/1/15–5/31/16)		(12/1/15–5/31/16)
Income Fund actual return	$1,000.00	$1,014.72	$1.96		$3.58
5% annual hypothetical return	1,000.00	1,023.05	1.97		3.59
Conservative Fund actual return	1,000.00	1,011.53	1.91		3.77
5% annual hypothetical return	1,000.00	1,023.10	1.92		3.79
Moderate Fund actual return	1,000.00	1,007.45	1.91		3.96
5% annual hypothetical return	1,000.00	1,023.10	1.92		3.99
Growth Fund actual return	1,000.00	999.17	2.00		4.20
5% annual hypothetical return	1,000.00	1,023.00	2.02		4.24
Aggressive Growth Fund actual return	1,000.00	989.65	2.24		4.58
5% annual hypothetical return	1,000.00	1,022.75	2.28		4.65

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.38% for the Conservative and Moderate Funds; 0.39% for the Income Fund; 0.40% for the Growth Fund; and 0.45% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.71% for the Income Fund; 0.75% for the Conservative Fund; 0.79% for the Moderate Fund; 0.84% for the Growth Fund; and 0.92% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	9

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2016

For the twelve-month reporting period, all five Lifestyle Funds underperformed their respective composite benchmarks. Institutional Class returns ranged from 0.89% for the Lifestyle Income Fund to –4.53% for the Lifestyle Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

The underperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.16 of a percentage point for the Income Fund to 1.16 percentage points for the Aggressive Growth Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

Market volatility reflects global economic uncertainty

The U.S. economy fared better than many economies around the world over the twelve-month period. The Federal Reserve, satisfied with the economy’s progress and improvement in the labor market, raised short-term interest rates 0.25% in December (the first increase since 2006). Stock prices rose but then pulled back as investors became concerned about the pace of future rate hikes, given challenges to the global economy—especially with regard to China’s slowing growth and the decline in commodity prices. Oil prices dropped below $27 per barrel in mid-February but later rebounded to $49.

Investors were heartened when the Fed signaled it might not raise rates as aggressively as had been anticipated in December. U.S. stocks, particularly those of energy companies, rallied in March. Although U.S. stocks rose modestly in April and May, returns were tempered by concerns about weak economic growth.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 0.22%. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations excluding the United States, returned –11.39% in U.S. dollars and –10.56% in local currency terms. Stocks in emerging markets declined for the twelve months but made a comeback in the last quarter of the reporting period, helped by the rally in oil prices.

U.S. investment-grade bond investors continued to be influenced by Fed statements about the U.S. economy’s ability to tolerate incremental interest rate increases. The broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, gained 2.99% for the period. Short-term bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index, gained 0.94%.

10	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Of the five Lifestyle Funds, only the Income Fund produced a gain for the twelve-month period.

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the period, the international equity sector subtracted the most from the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within international equity, all of the underlying funds had negative performance for the twelve months, reflecting the challenging global environment. The Emerging Markets Equity and Global Natural Resources funds were down the most. Within the U.S. equity sector, only the Enhanced Large-Cap Growth Index and Large-Cap Growth funds produced positive returns.

Returns from U.S. stocks hinder the funds’ relative results

All of the Lifestyle Funds underperformed their respective composite benchmarks, primarily due to relative weakness among the underlying funds in the U.S. equity sector. Within U.S. equity, the Large-Cap Value and Growth & Income funds detracted the most from each Lifestyle Fund’s performance versus its composite benchmark.

For the Lifestyle Moderate, Growth and Aggressive Growth funds, the International Opportunities Fund was the top contributor, outperforming its benchmark, the MSCI All Country World ex USA Index, by nearly one-and-a-half percentage points. The Small-Cap Equity Fund was the second-best contributor, beating the Russell 2000® Index by over one percentage point.

For the Lifestyle Income Fund, the Short-Term Bond and Bond funds added the most to relative performance. For the Lifestyle Conservative Fund, the Short-Term Bond and International Opportunities funds were the top contributors. (Performance of the Lifestyle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	11

Lifestyle Income Fund

Performance as of May 31, 2016

		Total return		Average annual total return
Lifestyle Income Fund	Inception date	1 year		since fund inception
Institutional Class	12/9/2011	0.89%		4.56%
Advisor Class	12/4/2015	0.85	†	4.55	†
Premier Class	12/9/2011	0.76		4.42
Retirement Class	12/9/2011	0.56		4.29
Retail Class	12/9/2011	0.52		4.25
Lifestyle Income Fund Composite Index*	—	1.05		3.91	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	2.99		2.85	‡
Russell 3000® Index	—	0.22		14.33	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2016, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000 Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

12	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/2016
Equity
U.S. equity	13.6%
International equity	6.6
Fixed income
Fixed income	40.2
Short-term fixed income	40.1
Other assets & liabilities, net	–0.5
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	13

Lifestyle Conservative Fund

Performance as of May 31, 2016

		Total return		Average annual total return
Lifestyle Conservative Fund	Inception date	1 year		since fund inception
Institutional Class	12/9/2011	–0.28%		6.65%
Advisor Class	12/4/2015	–0.33	†	6.64	†
Premier Class	12/9/2011	–0.43		6.48
Retirement Class	12/9/2011	–0.53		6.37
Retail Class	12/9/2011	–0.56		6.34
Lifestyle Conservative Fund Composite Index*	—	0.26		5.98	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	2.99		2.85	‡
Russell 3000® Index	—	0.22		14.33	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2016, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 20.0% Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

14	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets as of 5/31/2016
Equity
U.S. equity	27.2%
International equity	12.8
Fixed income
Fixed income	39.8
Short-term fixed income	19.9
Other assets & liabilities, net	0.3
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	15

Lifestyle Moderate Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
			since fund
Lifestyle Moderate Fund	Inception date	1 year	inception
Institutional Class	12/9/2011	–1.45%	8.72%
Advisor Class	12/4/2015	–1.50 †	8.71	†
Premier Class	12/9/2011	–1.59	8.56
Retirement Class	12/9/2011	–1.77	8.44
Retail Class	12/9/2011	–1.73	8.40
Lifestyle Moderate Fund Composite Index*	—	–0.62	8.04	‡
Broad market index
Russell 3000® Index	—	0.22	14.33	‡
Barclays U.S. Aggregate Bond Index	—	2.99	2.85	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2016, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

16	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2016
Equity
U.S. equity	41.3%
International equity	18.7
Fixed income	39.8
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	17

Lifestyle Growth Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
			since fund
Lifestyle Growth Fund	Inception date	1 year	inception
Institutional Class	12/9/2011	–2.96%	10.14%
Advisor Class	12/4/2015	–2.97 †	10.14	†
Premier Class	12/9/2011	–3.19	9.95
Retirement Class	12/9/2011	–3.18	9.86
Retail Class	12/9/2011	–3.19	9.81

Lifestyle Growth Fund Composite Index*	—	–1.96	9.71	‡

Broad market index
Russell 3000® Index	—	0.22	14.33	‡
Barclays U.S. Aggregate Bond Index	—	2.99	2.85	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2016, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

18	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2016
Equity
U.S. equity	55.3%
International equity	24.6
Fixed income	19.9
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	19

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2016

		Total	Average annual
		return	total return
Lifestyle Aggressive			since fund
Growth Fund	Inception date	1 year	inception
Institutional Class	12/9/2011	–4.53%	11.54%
Advisor Class	12/4/2015	–4.54 †	11.54	†
Premier Class	12/9/2011	–4.55	11.39
Retirement Class	12/9/2011	–4.77	11.26
Retail Class	12/9/2011	–4.78	11.19

Lifestyle Aggressive Growth Fund Composite Index*	—	–3.37	11.34	‡

Broad market index
Russell 3000® Index	—	0.22	14.33	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2016, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

20	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and that of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2016
Equity
U.S. equity	69.3%
International equity	30.5
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	21

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 100.5% (a)

FIXED INCOME — 40.2%
945,665	TIAA-CREF Bond Fund		$9,920,026	19.1%
993,669	TIAA-CREF Bond Plus Fund		10,453,399	20.1
57,497	TIAA-CREF High-Yield Fund		533,571	1.0
	TOTAL FIXED INCOME		20,906,996	40.2

INTERNATIONAL EQUITY — 6.6%
75,753	TIAA-CREF Emerging Markets Equity Fund		651,474	1.3
98,318	TIAA-CREF Enhanced International Equity Index Fund		675,445	1.3
22,182	TIAA-CREF Global Natural Resources Fund		158,822	0.3
111,070	TIAA-CREF International Equity Fund		1,167,343	2.2
77,050	TIAA-CREF International Opportunities Fund		780,516	1.5
	TOTAL INTERNATIONAL EQUITY		3,433,600	6.6

SHORT-TERM FIXED INCOME — 40.1%
2,998	TIAA-CREF Money Market Fund		2,998	0.0
2,019,909	TIAA-CREF Short-Term Bond Fund		20,885,859	40.1
	TOTAL SHORT-TERM FIXED INCOME		20,888,857	40.1

U.S. EQUITY — 13.6%
56,654	TIAA-CREF Enhanced Large-Cap Growth Index Fund		618,099	1.2
62,908	TIAA-CREF Enhanced Large-Cap Value Index Fund		590,074	1.1
132,720	TIAA-CREF Growth & Income Fund		1,547,515	3.0
119,192	TIAA-CREF Large-Cap Growth Fund		1,858,203	3.6
106,916	TIAA-CREF Large-Cap Value Fund		1,787,638	3.4
2,903	TIAA-CREF Mid-Cap Growth Fund		55,774	0.1
2,766	TIAA-CREF Mid-Cap Value Fund		60,111	0.1
34,856	TIAA-CREF Small-Cap Equity Fund		553,865	1.1
	TOTAL U.S. EQUITY		7,071,279	13.6
	TOTAL TIAA-CREF FUNDS	(Cost $51,795,170)	52,300,732	100.5

	TOTAL PORTFOLIO	(Cost $51,795,170)	52,300,732	100.5
	OTHER ASSETS & LIABILITIES, NET		(244,707)	(0.5)
	NET ASSETS		$52,056,025	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

22	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 39.8%
1,133,205	TIAA-CREF Bond Fund		$11,887,322	8.9%
3,775,480	TIAA-CREF Bond Plus Fund		39,718,054	29.9
145,760	TIAA-CREF High-Yield Fund		1,352,656	1.0
	TOTAL FIXED INCOME		52,958,032	39.8

INTERNATIONAL EQUITY — 12.8%
337,750	TIAA-CREF Emerging Markets Equity Fund		2,904,652	2.2
498,426	TIAA-CREF Enhanced International Equity Index Fund		3,424,185	2.6
112,280	TIAA-CREF Global Natural Resources Fund		803,923	0.6
561,543	TIAA-CREF International Equity Fund		5,901,820	4.4
390,498	TIAA-CREF International Opportunities Fund		3,955,743	3.0
	TOTAL INTERNATIONAL EQUITY		16,990,323	12.8

SHORT-TERM FIXED INCOME — 19.9%
4,728	TIAA-CREF Money Market Fund		4,728	0.0
2,558,314	TIAA-CREF Short-Term Bond Fund		26,452,969	19.9
	TOTAL SHORT-TERM FIXED INCOME		26,457,697	19.9

U.S. EQUITY — 27.2%
286,931	TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,130,415	2.3
318,891	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,991,197	2.2
672,648	TIAA-CREF Growth & Income Fund		7,843,077	5.9
603,729	TIAA-CREF Large-Cap Growth Fund		9,412,141	7.1
541,352	TIAA-CREF Large-Cap Value Fund		9,051,412	6.8
25,198	TIAA-CREF Mid-Cap Growth Fund		484,052	0.4
23,180	TIAA-CREF Mid-Cap Value Fund		503,696	0.4
176,552	TIAA-CREF Small-Cap Equity Fund		2,805,413	2.1
	TOTAL U.S. EQUITY		36,221,403	27.2
	TOTAL TIAA-CREF FUNDS	(Cost $131,653,291)	132,627,455	99.7

	TOTAL PORTFOLIO	(Cost $131,653,291)	132,627,455	99.7
	OTHER ASSETS & LIABILITIES, NET		424,079	0.3
	NET ASSETS		$133,051,534	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	23

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.8%
6,951,717	TIAA-CREF Bond Plus Fund		$73,132,064	38.8%
206,675	TIAA-CREF High-Yield Fund		1,917,945	1.0
	TOTAL FIXED INCOME		75,050,009	39.8

INTERNATIONAL EQUITY — 18.7%
685,068	TIAA-CREF Emerging Markets Equity Fund		5,891,589	3.1
1,059,315	TIAA-CREF Enhanced International Equity Index Fund		7,277,494	3.8
238,819	TIAA-CREF Global Natural Resources Fund		1,709,943	0.9
1,141,132	TIAA-CREF International Equity Fund		11,993,295	6.4
830,017	TIAA-CREF International Opportunities Fund		8,408,076	4.5
	TOTAL INTERNATIONAL EQUITY		35,280,397	18.7

SHORT-TERM FIXED INCOME — 0.0%
6,355	TIAA-CREF Money Market Fund		6,355	0.0
	TOTAL SHORT-TERM FIXED INCOME		6,355	0.0

U.S. EQUITY — 41.3%
635,319	TIAA-CREF Enhanced Large-Cap Growth Index Fund		6,931,329	3.7
707,418	TIAA-CREF Enhanced Large-Cap Value Index Fund		6,635,582	3.5
1,428,866	TIAA-CREF Growth & Income Fund		16,660,574	8.8
1,282,490	TIAA-CREF Large-Cap Growth Fund		19,994,019	10.6
1,149,994	TIAA-CREF Large-Cap Value Fund		19,227,894	10.2
60,808	TIAA-CREF Mid-Cap Growth Fund		1,168,121	0.6
55,734	TIAA-CREF Mid-Cap Value Fund		1,211,104	0.7
375,041	TIAA-CREF Small-Cap Equity Fund		5,959,402	3.2
	TOTAL U.S. EQUITY		77,788,025	41.3
	TOTAL TIAA-CREF FUNDS	(Cost $187,268,893)	188,124,786	99.8

	TOTAL PORTFOLIO	(Cost $187,268,893)	188,124,786	99.8
	OTHER ASSETS & LIABILITIES, NET		283,507	0.2
	NET ASSETS		$188,408,293	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 19.9%
1,406,901	TIAA-CREF Bond Plus Fund		$14,800,596	18.9%
85,946	TIAA-CREF High-Yield Fund		797,582	1.0
	TOTAL FIXED INCOME		15,598,178	19.9

INTERNATIONAL EQUITY — 24.6%
370,508	TIAA-CREF Emerging Markets Equity Fund		3,186,366	4.1
586,333	TIAA-CREF Enhanced International Equity Index Fund		4,028,111	5.1
132,600	TIAA-CREF Global Natural Resources Fund		949,413	1.2
617,642	TIAA-CREF International Equity Fund		6,491,415	8.3
458,716	TIAA-CREF International Opportunities Fund		4,646,789	5.9
	TOTAL INTERNATIONAL EQUITY		19,302,094	24.6

SHORT-TERM FIXED INCOME — 0.0%
3,310	TIAA-CREF Money Market Fund		3,310	0.0
	TOTAL SHORT-TERM FIXED INCOME		3,310	0.0

U.S. EQUITY — 55.3%
359,823	TIAA-CREF Enhanced Large-Cap Growth Index Fund		3,925,668	5.0
400,913	TIAA-CREF Enhanced Large-Cap Value Index Fund		3,760,568	4.8
793,057	TIAA-CREF Growth & Income Fund		9,247,040	11.8
710,745	TIAA-CREF Large-Cap Growth Fund		11,080,508	14.1
639,134	TIAA-CREF Large-Cap Value Fund		10,686,321	13.6
35,802	TIAA-CREF Mid-Cap Growth Fund		687,752	0.9
32,733	TIAA-CREF Mid-Cap Value Fund		711,296	0.9
208,039	TIAA-CREF Small-Cap Equity Fund		3,305,735	4.2
	TOTAL U.S. EQUITY		43,404,888	55.3
	TOTAL TIAA-CREF FUNDS	(Cost $76,299,098)	78,308,470	99.8

	TOTAL PORTFOLIO	(Cost $76,299,098)	78,308,470	99.8
	OTHER ASSETS & LIABILITIES, NET		121,995	0.2
	NET ASSETS		$78,430,465	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	25

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2016

Shares	Security		Value	% of net assets
TIAA-CREF FUNDS — 99.8% (a)

INTERNATIONAL EQUITY — 30.5%
265,850	TIAA-CREF Emerging Markets Equity Fund		$2,286,307	5.0%
427,111	TIAA-CREF Enhanced International Equity Index Fund		2,934,254	6.4
96,140	TIAA-CREF Global Natural Resources Fund		688,359	1.5
443,608	TIAA-CREF International Equity Fund		4,662,323	10.2
334,489	TIAA-CREF International Opportunities Fund		3,388,370	7.4
	TOTAL INTERNATIONAL EQUITY		13,959,613	30.5

SHORT-TERM FIXED INCOME — 0.0%
4,054	TIAA-CREF Money Market Fund		4,054	0.0
	TOTAL SHORT-TERM FIXED INCOME		4,054	0.0

U.S. EQUITY — 69.3%
265,320	TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,894,640	6.3
295,829	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,774,873	6.1
578,035	TIAA-CREF Growth & Income Fund		6,739,885	14.7
518,475	TIAA-CREF Large-Cap Growth Fund		8,083,030	17.6
465,273	TIAA-CREF Large-Cap Value Fund		7,779,357	17.0
27,025	TIAA-CREF Mid-Cap Growth Fund		519,145	1.1
24,661	TIAA-CREF Mid-Cap Value Fund		535,881	1.2
151,574	TIAA-CREF Small-Cap Equity Fund		2,408,504	5.3
	TOTAL U.S. EQUITY		31,735,315	69.3
	TOTAL TIAA-CREF FUNDS	(Cost $42,405,932)	45,698,982	99.8

	TOTAL PORTFOLIO	(Cost $42,405,932)	45,698,982	99.8
	OTHER ASSETS & LIABILITIES, NET		83,192	0.2
	NET ASSETS		$45,782,174	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	27

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2016

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

ASSETS
Affiliated investments, at value‡	$52,300,732	$132,627,455	$188,124,786	$78,308,470	$45,698,982
Cash	69,160	211,479	463,927	100,496	34,684
Receivable from securities transactions	61,669	268,518	437,427	226,802	137,516
Receivable from Fund shares sold	42,182	459,644	162,330	85,825	51,612
Dividends and interest receivable	88,129	183,375	201,326	43,418	1
Due from affiliates	14,503	16,767	18,111	6,098	9,437
Other	1,122	2,109	2,651	1,419	1,103
Total assets	52,577,497	133,769,347	189,410,558	78,772,528	45,933,335

LIABILITIES
Management fees payable	856	2,175	3,067	1,281	748
Service agreement fees payable	593	1,110	2,260	992	756
Distribution fees payable	7,867	21,635	27,103	11,022	5,243
Due to affiliates	4,745	4,662	4,818	4,465	4,714
Payable for securities transactions	163,232	523,811	906,995	290,366	126,075
Payable for Fund shares redeemed	332,778	142,756	29,977	18,633	754
Payable for trustee compensation	1,302	2,562	3,253	1,695	1,260
Accrued expenses and other payables	10,099	19,102	24,792	13,609	11,611
Total liabilities	521,472	717,813	1,002,265	342,063	151,161
NET ASSETS	$52,056,025	$133,051,534	$188,408,293	$78,430,465	$45,782,174

NET ASSETS CONSIST OF:
Paid-in-capital	$51,425,650	$131,086,726	$185,371,862	$75,459,328	$41,862,524
Undistributed net investment income (loss)	149,560	292,164	301,671	131,478	(44,823)
Accumulated net realized gain (loss) on total investments	(24,747)	698,480	1,878,867	830,287	671,423
Net unrealized appreciation (depreciation) on total investments	505,562	974,164	855,893	2,009,372	3,293,050
NET ASSETS	$52,056,025	$133,051,534	$188,408,293	$78,430,465	$45,782,174

INSTITUTIONAL CLASS:
Net assets	$795,510	$2,749,387	$1,778,929	$1,887,281	$2,754,696
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	73,841	236,238	142,577	144,170	204,475
Net asset value per share	$10.77	$11.64	$12.48	$13.09	$13.47

ADVISOR CLASS:
Net assets	$101,913	$102,203	$102,429	$102,257	$101,546
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,460	8,780	8,208	7,812	7,538
Net asset value per share	$10.77	$11.64	$12.48	$13.09	$13.47

PREMIER CLASS:
Net assets	$215,311	$242,922	$249,650	$266,600	$269,414
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	20,000	20,884	20,000	20,394	20,000
Net asset value per share	$10.77	$11.63	$12.48	$13.07	$13.47

RETIREMENT CLASS:
Net assets	$13,733,948	$26,300,402	$54,776,319	$23,506,224	$17,751,984
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,276,210	2,262,538	4,394,737	1,800,235	1,320,646
Net asset value per share	$10.76	$11.62	$12.46	$13.06	$13.44

RETAIL CLASS:
Net assets	$37,209,343	$103,656,620	$131,500,966	$52,668,103	$24,904,534
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,456,660	8,919,528	10,553,330	4,039,798	1,854,899
Net asset value per share	$10.76	$11.62	$12.46	$13.04	$13.43
‡ Affiliated investments, cost	$51,795,170	$131,653,291	$187,268,893	$76,299,098	$42,405,932

28	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	29

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended May 31, 2016

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,119,719	$2,584,870	$3,311,172	$1,261,220	$537,934
Total income	1,119,719	2,584,870	3,311,172	1,261,220	537,934

EXPENSES
Management fees	52,730	124,248	163,991	78,186	46,103
Shareholder servicing — Institutional Class	52	44	50	13	49
Shareholder servicing — Advisor Class†	10	10	10	11	11
Shareholder servicing — Premier Class	96	79	41	69	41
Shareholder servicing — Retirement Class	35,330	61,686	112,619	58,962	44,169
Shareholder servicing — Retail Class	11,542	27,475	32,810	23,327	20,413
Distribution fees — Premier Class	1,686	1,838	1,977	2,102	2,207
Distribution fees — Retail Class	90,559	237,952	289,278	127,018	61,401
Registration fees	71,068	74,431	76,790	71,635	71,569
Professional fees	23,659	24,271	24,606	23,884	23,660
Administrative service fees	7,098	8,176	9,032	7,344	6,981
Trustee fees and expenses	479	1,158	1,493	725	426
Other expenses	38,309	51,707	60,757	44,074	37,640
Total expenses	332,618	613,075	773,454	437,350	314,670
Less: Expenses reimbursed by the investment adviser	(140,622)	(159,775)	(172,429)	(147,592)	(140,339)
Net expenses	191,996	453,300	601,025	289,758	174,331

Net investment income (loss)	927,723	2,131,570	2,710,147	971,462	363,603

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(261,288)	(965,148)	(1,456,254)	(1,181,250)	(507,770)
Realized gain distributions from affiliated investments	597,387	2,447,833	4,572,780	2,539,217	1,699,741
Realized gain (loss) from sale of unaffiliated investments‡	3,519	(3,062)	—	7,696	(1,790)
Net realized gain (loss) from investments	339,618	1,479,623	3,116,526	1,365,663	1,190,181
Net change in unrealized appreciation (depreciation) from affiliated investments	(962,155)	(3,790,507)	(7,561,723)	(4,717,738)	(4,161,699)
Net realized and unrealized gain (loss) from investments	(622,537)	(2,310,884)	(4,445,197)	(3,352,075)	(2,971,518)
Net increase (decrease) in net assets from operations	$305,186	$(179,314)	$(1,735,050)	$(2,380,613)	$(2,607,915)
† Advisor Class commenced operations on December 4, 2015.
‡ Includes net realized gain (loss) from securities sold to affiliates of	$663	$—	$—	$—	$(4,741)

30	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	31

Statements of changes in net assets

TIAA-CREF Lifestyle Funds   ■  For the year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

OPERATIONS
Net investment income (loss)		$927,723	$717,355	$2,131,570	$1,427,267	$2,710,147	$1,868,608
Net realized gain (loss) from investments		339,618	752,669	1,479,623	2,618,264	3,116,526	4,838,194
Net change in unrealized appreciation (depreciation) from affiliated investments		(962,155)	70,928	(3,790,507)	625,863	(7,561,723)	1,576,472
Net increase (decrease) in net assets from operations		305,186	1,540,952	(179,314)	4,671,394	(1,735,050)	8,283,274

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(27,468)	(39,668)	(68,975)	(87,743)	(37,470)	(76,402)
	Advisor Class†	(522)	—	(477)	—	(419)	—
	Premier Class	(26,364)	(24,362)	(27,961)	(30,882)	(30,031)	(38,593)
	Retirement Class	(287,921)	(262,824)	(496,618)	(472,510)	(904,324)	(961,718)
	Retail Class	(737,516)	(651,824)	(1,933,110)	(1,648,957)	(2,335,746)	(2,270,110)
From realized gains:	Institutional Class	(7,447)	(12,308)	(38,417)	(31,246)	(26,355)	(31,900)
	Advisor Class†	(97)	—	(147)	—	(210)	—
	Premier Class	(11,581)	(8,095)	(19,297)	(11,832)	(30,008)	(16,784)
	Retirement Class	(122,029)	(95,272)	(347,848)	(188,573)	(942,144)	(439,437)
	Retail Class	(338,105)	(238,230)	(1,428,291)	(670,160)	(2,493,266)	(1,045,886)
Total distributions		(1,559,050)	(1,332,583)	(4,361,141)	(3,141,903)	(6,799,973)	(4,880,830)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	157,935	167,143	374,593	795,595	897,386	392,534
	Advisor Class†	100,000	—	100,000	—	100,020	—
	Premier Class	—	13,337	—	10,001	—	—
	Retirement Class	6,111,631	5,732,677	14,867,325	7,608,930	23,587,967	16,050,262
	Retail Class	12,152,487	15,115,569	37,471,334	40,239,539	49,798,539	47,410,351
Reinvestments of distributions:	Institutional Class	29,562	51,976	102,521	118,989	59,219	108,302
	Premier Class	4,518	32,457	4,241	42,714	3,368	55,377
	Retirement Class	391,719	358,096	828,688	661,083	1,841,907	1,401,155
	Retail Class	1,029,898	855,893	3,286,844	2,257,937	4,747,526	3,270,489
Redemptions:	Institutional Class	(1,275,195)	(16,269)	(1,620,649)	(61,631)	(1,761,146)	(400,487)
	Premier Class	(971,801)	—	(1,036,702)	—	(1,117,117)	—
	Retirement Class	(7,896,388)	(1,670,985)	(11,410,320)	(3,761,578)	(8,437,883)	(11,142,210)
	Retail Class	(12,079,108)	(5,372,510)	(19,735,566)	(13,549,340)	(24,132,909)	(11,326,701)
Net increase (decrease) from shareholder transactions		(2,244,742)	15,267,384	23,232,309	34,362,239	45,586,877	45,819,072
Net increase (decrease) in net assets		(3,498,606)	15,475,753	18,691,854	35,891,730	37,051,854	49,221,516

NET ASSETS
Beginning of period		55,554,631	40,078,878	114,359,680	78,467,950	151,356,439	102,134,923
End of period		$52,056,025	$55,554,631	$133,051,534	$114,359,680	$188,408,293	$151,356,439
Undistributed net investment income (loss) included in net assets		$149,560	$121,098	$292,164	$191,278	$301,671	$184,357

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	14,801	15,235	32,626	67,080	73,097	30,464
	Advisor Class†	9,460	—	8,780	—	8,208	—
	Premier Class	—	1,205	—	850	—	—
	Retirement Class	568,899	522,296	1,277,724	635,261	1,907,936	1,231,181
	Retail Class	1,132,832	1,374,648	3,218,293	3,357,932	3,982,645	3,647,914
Shares reinvested:	Institutional Class	2,773	4,776	8,965	10,068	4,843	8,478
	Premier Class	413	2,983	354	3,616	256	4,339
	Retirement Class	36,935	32,927	72,773	55,984	151,769	109,860
	Retail Class	97,170	78,703	288,796	191,388	391,203	256,632
Shares redeemed:	Institutional Class	(117,879)	(1,487)	(137,007)	(5,166)	(136,849)	(31,239)
	Premier Class	(90,726)	—	(90,070)	—	(91,045)	—
	Retirement Class	(731,400)	(151,979)	(974,324)	(315,579)	(677,932)	(855,698)
	Retail Class	(1,121,332)	(489,365)	(1,700,860)	(1,131,382)	(1,931,525)	(872,441)
Net increase (decrease) from shareholder transactions		(198,054)	1,389,942	2,006,050	2,870,052	3,682,606	3,529,490
†	Advisor Class commenced operations on December 4, 2015.

32	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	33

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds ■ For the year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015

OPERATIONS
Net investment income (loss)		$971,462	$749,241	$363,603	$445,496
Net realized gain (loss) from investments		1,365,663	3,037,795	1,190,181	2,865,993
Net change in unrealized appreciation (depreciation) from affiliated investments		(4,717,738)	1,106,861	(4,161,699)	949,541
Net increase (decrease) in net assets from operations		(2,380,613)	4,893,897	(2,607,915)	4,261,030

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(44,390)	(50,078)	(22,077)	(75,403)
	Advisor Class†	(179)	—	(137)	—
	Premier Class	(25,371)	(38,693)	(20,204)	(40,130)
	Retirement Class	(335,657)	(471,830)	(183,047)	(477,773)
	Retail Class	(768,242)	(1,001,757)	(242,857)	(606,421)
From realized gains:	Institutional Class	(73,087)	(30,968)	(82,334)	(67,277)
	Advisor Class†	(296)	—	(514)	—
	Premier Class	(45,667)	(25,217)	(84,526)	(37,720)
	Retirement Class	(651,320)	(317,161)	(865,038)	(468,495)
	Retail Class	(1,500,993)	(676,882)	(1,221,297)	(603,225)
Total distributions		(3,445,202)	(2,612,586)	(2,722,031)	(2,376,444)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,760,891	296,272	1,735,272	516,410
	Advisor Class†	100,009	—	100,000	—
	Premier Class	161	5,000	—	—
	Retirement Class	11,096,466	8,824,049	6,152,072	5,110,754
	Retail Class	17,258,630	21,036,192	9,775,760	9,631,791
Reinvestments of distributions:	Institutional Class	43,996	81,046	103,457	142,680
	Premier Class	238	63,910	—	77,850
	Retirement Class	986,358	788,991	1,047,173	946,268
	Retail Class	2,239,175	1,663,779	1,447,343	1,197,845
Redemptions:	Institutional Class	(1,818,975)	(139,678)	(1,933,169)	(238,345)
	Premier Class	(1,170,063)	—	(1,209,416)	—
	Retirement Class	(11,416,572)	(2,339,378)	(9,284,463)	(4,372,663)
	Retail Class	(13,408,374)	(4,160,455)	(11,863,768)	(4,566,766)
Net increase (decrease) from shareholder transactions		5,671,940	26,119,728	(3,929,739)	8,445,824
Net increase (decrease) in net assets		(153,875)	28,401,039	(9,259,685)	10,330,410

NET ASSETS
Beginning of period		78,584,340	50,183,301	55,041,859	44,711,449
End of period		$78,430,465	$78,584,340	$45,782,174	$55,041,859
Undistributed net investment income (loss) included in net assets		$131,478	$83,818	$(44,823)	$(40,640)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	134,693	21,071	129,791	34,736
	Advisor Class†	7,812	—	7,538	—
	Premier Class	—	359	—	—
	Retirement Class	844,569	636,241	444,376	347,764
	Retail Class	1,300,904	1,527,553	713,024	658,618
Shares reinvested:	Institutional Class	3,481	6,012	7,921	9,992
	Premier Class	19	4,741	—	5,452
	Retirement Class	78,097	58,617	80,305	66,358
	Retail Class	177,571	123,701	111,078	84,059
Shares redeemed:	Institutional Class	(140,830)	(9,967)	(137,621)	(16,377)
	Premier Class	(91,411)	—	(92,322)	—
	Retirement Class	(855,569)	(170,094)	(654,723)	(301,471)
	Retail Class	(1,003,623)	(301,644)	(848,872)	(312,960)
Net increase (decrease) from shareholder transactions		455,713	1,896,590	(239,505)	576,171
†	Advisor Class commenced operations on December 4, 2015.

34	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	35

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data,
				Gain (loss) from investment operations
						Net realized		Less distributions from								Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain			Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [k]	operations	income	gains	distributions	period	return		(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFESTYLE INCOME FUND
Institutional Class:	5/31/16		$11.04	$0.21		$(0.12)	$0.09	$(0.25)	$(0.11)	$(0.36)	$10.77	0.89%		$ 796		0.37%		0.10%		1.91%		33%
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923		0.35		0.10		1.69		13
	5/31/14		10.76	0.19		0.38	0.57	(0.24)	(0.09)	(0.33)	11.00	5.47		1,712		0.52		0.10		1.75		16
	5/31/13		10.24	0.20		0.60	0.80	(0.26)	(0.02)	(0.28)	10.76	7.86		1,444		0.82		0.10		1.88		21
	5/31/12	‡	10.00	0.09		0.21	0.30	(0.06)	—	(0.06)	10.24	2.95	[b]	1,030		2.98	[c]	0.10	[c]	1.81	[c]	3	[b]
Advisor Class:	5/31/16	‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	bf	102		0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215		0.53		0.25		1.89		33
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217		0.50		0.25		1.54		13
	5/31/14		10.76	0.18		0.38	0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167		0.67		0.25		1.62		16
	5/31/13		10.24	0.18		0.60	0.78	(0.24)	(0.02)	(0.26)	10.76	7.71		1,352		0.96		0.25		1.74		21
	5/31/12	‡	10.00	0.08		0.21	0.29	(0.05)	—	(0.05)	10.24	2.91	[b]	1,065		3.13	[c]	0.25	[c]	1.66	[c]	3	[b]
Retirement Class:	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734		0.62		0.35		1.76		33
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469		0.59		0.35		1.46		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981		0.76		0.35		1.51		16
	5/31/13		10.24	0.18		0.59	0.77	(0.23)	(0.02)	(0.25)	10.76	7.56		6,840		1.05		0.35		1.65		21
	5/31/12	‡	10.00	0.08		0.21	0.29	(0.05)	—	(0.05)	10.24	2.88	[b]	4,127		2.83	[c]	0.35	[c]	1.56	[c]	3	[b]
Retail Class:	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209		0.65		0.38		1.75		33
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946		0.62		0.38		1.43		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218		0.79		0.38		1.48		16
	5/31/13		10.23	0.17		0.60	0.77	(0.22)	(0.02)	(0.24)	10.76	7.63		13,670		1.08		0.38		1.61		21
	5/31/12	‡	10.00	0.07		0.20	0.27	(0.04)	—	(0.04)	10.23	2.73	[b]	4,979		2.82	[c]	0.48	[c]	1.43	[c]	3	[b]

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)		2,749		0.23		0.10		1.88		26
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13		4,021		0.25		0.10		1.70		13
	5/31/14		11.36	0.19		0.79	0.98	(0.30)	(0.09)	(0.39)	11.95	8.82		3,103		0.37		0.10		1.66		9
	5/31/13		10.29	0.21		1.12	1.33	(0.25)	(0.01)	(0.26)	11.36	13.12		1,520		0.70		0.10		1.94		24
	5/31/12	‡	10.00	0.08		0.26	0.34	(0.05)	—	(0.05)	10.29	3.38	[b]	1,033		2.81	[c]	0.10	[c]	1.54	[c]	17	[b]
Advisor Class:	5/31/16	‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25	bg	102		0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)		243		0.39		0.25		1.85		26
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88		1,341		0.41		0.25		1.57		13
	5/31/14		11.36	0.20		0.76	0.96	(0.28)	(0.09)	(0.37)	11.95	8.66		1,268		0.52		0.25		1.69		9
	5/31/13		10.28	0.20		1.13	1.33	(0.24)	(0.01)	(0.25)	11.36	13.07		1,768		0.83		0.25		1.83		24
	5/31/12	‡	10.00	0.07		0.25	0.32	(0.04)	—	(0.04)	10.28	3.23	[b]	1,505		2.90	[c]	0.25	[c]	1.39	[c]	17	[b]
Retirement Class:	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)		26,300		0.48		0.35		1.71		26
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79		22,852		0.50		0.35		1.47		13
	5/31/14		11.35	0.17		0.79	0.96	(0.28)	(0.09)	(0.37)	11.94	8.59		18,039		0.61		0.35		1.49		9
	5/31/13		10.28	0.19		1.12	1.31	(0.23)	(0.01)	(0.24)	11.35	12.87		9,012		0.92		0.35		1.70		24
	5/31/12	‡	10.00	0.06		0.26	0.32	(0.04)	—	(0.04)	10.28	3.20	[b]	4,189		2.66	[c]	0.35	[c]	1.29	[c]	17	[b]
Retail Class:	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)		103,657		0.51		0.38		1.71		26
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77		86,146		0.52		0.38		1.45		13
	5/31/14		11.35	0.17		0.78	0.95	(0.27)	(0.09)	(0.36)	11.94	8.55		56,057		0.64		0.39		1.45		9
	5/31/13		10.28	0.18		1.13	1.31	(0.23)	(0.01)	(0.24)	11.35	12.86		21,456		0.96		0.38		1.64		24
	5/31/12	‡	10.00	0.06		0.26	0.32	(0.04)	—	(0.04)	10.28	3.16	[b]	5,624		2.65	[c]	0.47	[c]	1.18	[c]	17	[b]

36	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	37

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [k]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFESTYLE MODERATE FUND
Institutional Class:	5/31/16		$13.25	$0.21		$(0.42)	$(0.21)	$(0.29)	$(0.27)	$(0.56)	$12.48	(1.45)%		$ 1,779		0.21%		0.10%		1.67%		17%
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81		2,670		0.23		0.10		1.78		13
	5/31/14		11.96	0.21		1.23	1.44	(0.37)	(0.10)	(0.47)	12.93	12.29		2,506		0.33		0.10		1.67		17
	5/31/13		10.33	0.23		1.67	1.90	(0.26)	(0.01)	(0.27)	11.96	18.60		1,419		0.69		0.10		2.04		34
	5/31/12	‡	10.00	0.06		0.31	0.37	(0.04)	—	(0.04)	10.33	3.69	[b]	1,037		2.77	[c]	0.10	[c]	1.28	[c]	11	[b]
Advisor Class:	5/31/16	†	12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76	bh	102		0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)		250		0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65		1,468		0.38		0.25		1.59		13
	5/31/14		11.95	0.20		1.24	1.44	(0.36)	(0.10)	(0.46)	12.93	12.22		1,376		0.47		0.25		1.62		17
	5/31/13		10.33	0.21		1.67	1.88	(0.25)	(0.01)	(0.26)	11.95	18.33		1,256		0.83		0.25		1.90		34
	5/31/12	‡	10.00	0.06		0.31	0.37	(0.04)	—	(0.04)	10.33	3.65	[b]	1,036		2.92	[c]	0.25	[c]	1.13	[c]	11	[b]
Retirement Class:	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)		54,776		0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56		39,886		0.47		0.35		1.52		13
	5/31/14		11.95	0.18		1.24	1.42	(0.35)	(0.10)	(0.45)	12.92	12.06		32,655		0.57		0.35		1.49		17
	5/31/13		10.32	0.19		1.69	1.88	(0.24)	(0.01)	(0.25)	11.95	18.35		12,300		0.92		0.35		1.72		34
	5/31/12	‡	10.00	0.05		0.30	0.35	(0.03)	—	(0.03)	10.32	3.52	[b]	4,244		2.63	[c]	0.35	[c]	1.03	[c]	11	[b]
Retail Class:	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)		131,501		0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46		107,332		0.50		0.38		1.48		13
	5/31/14		11.95	0.18		1.23	1.41	(0.34)	(0.10)	(0.44)	12.92	12.01		65,598		0.61		0.39		1.43		17
	5/31/13		10.32	0.19		1.68	1.87	(0.23)	(0.01)	(0.24)	11.95	18.31		21,809		0.97		0.39		1.67		34
	5/31/12	‡	10.00	0.05		0.30	0.35	(0.03)	—	(0.03)	10.32	3.48	[b]	6,648		2.60	[c]	0.46	[c]	0.92	[c]	11	[b]

LIFESTYLE GROWTH FUND
Institutional Class:	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)		1,887		0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92		2,083		0.31		0.10		1.47		14
	5/31/14		12.50	0.18		1.71	1.89	(0.42)	(0.22)	(0.64)	13.75	15.28		1,783		0.47		0.10		1.37		16
	5/31/13		10.32	0.21		2.20	2.41	(0.22)	(0.01)	(0.23)	12.50	23.63		1,420		0.77		0.10		1.80		30
	5/31/12	‡	10.00	0.03		0.29	0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.24	[b]	1,033		2.77	[c]	0.10	[c]	0.64	[c]	7	[b]
Advisor Class:	5/31/16	†	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16	)bi	102		0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)		267		0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77		1,585		0.46		0.25		1.31		14
	5/31/14		12.50	0.17		1.68	1.85	(0.39)	(0.22)	(0.61)	13.74	15.01		1,465		0.62		0.25		1.28		16
	5/31/13		10.32	0.18		2.22	2.40	(0.21)	(0.01)	(0.22)	12.50	23.46		1,580		0.91		0.25		1.55		30
	5/31/12	‡	10.00	0.02		0.30	0.32	(0.00)[d]	—	(0.00)[d]	10.32	3.23	[b]	1,065		2.92	[c]	0.25	[c]	0.49	[c]	7	[b]
Retirement Class:	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)		23,506		0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62		24,527		0.55		0.35		1.20		14
	5/31/14		12.49	0.15		1.69	1.84	(0.39)	(0.22)	(0.61)	13.72	14.91		16,575		0.71		0.35		1.14		16
	5/31/13		10.31	0.16		2.23	2.39	(0.20)	(0.01)	(0.21)	12.49	23.39		10,027		1.00		0.35		1.41		30
	5/31/12	†	10.00	0.02		0.29	0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.13	[b]	4,203		2.63	[c]	0.35	[c]	0.39	[c]	7	[b]
Retail Class:	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)		52,668		0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61		50,390		0.59		0.39		1.18		14
	5/31/14		12.48	0.14		1.69	1.83	(0.39)	(0.22)	(0.61)	13.70	14.81		30,360		0.76		0.41		1.07		16
	5/31/13		10.31	0.16		2.22	2.38	(0.20)	(0.01)	(0.21)	12.48	23.26		12,800		1.06		0.40		1.40		30
	5/31/12	‡	10.00	0.01		0.30	0.31	(0.00)[d]	—	(0.00)[d]	10.31	3.12	[b]	5,249		2.63	[c]	0.48	[c]	0.27	[c]	7	[b]

38	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	39

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,			at end of						investment	Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [k]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss )	turnover rate

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	5/31/16		$15.14	$0.10		$(0.82)	$(0.72)	$(0.20)	$(0.75)	$(0.95)	$13.47	(4.53)%		$2,755		0.41%		0.10%		0.75%	41%
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13		3,094		0.35		0.10		1.18	14
	5/31/14		13.01	0.13		2.23	2.36	(0.48)	(0.29)	(0.77)	14.60	18.34		2,570		0.49		0.10		0.91	24
	5/31/13		10.29	0.17		2.74	2.91	(0.18)	(0.01)	(0.19)	13.01	28.51		1,514		0.82		0.10		1.48	29
	5/31/12	‡	10.00	0.00	[d]	0.29	0.29	—	—	—	10.29	2.90	[b]	1,029		2.79	[c]	0.10	[c]	0.01 [c]	2	[b]
Advisor Class:	5/31/16	†	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21	)bj	102		0.43	[c]	0.12	[c]	0.26 [c]	41
Premier Class:	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)		269		0.56		0.25		1.11	41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92		1,699		0.50		0.25		1.01	14
	5/31/14		13.00	0.15		2.18	2.33	(0.45)	(0.29)	(0.74)	14.59	18.16		1,559		0.64		0.25		1.09	24
	5/31/13		10.28	0.15		2.75	2.90	(0.17)	(0.01)	(0.18)	13.00	28.36		1,543		0.95		0.25		1.28	29
	5/31/12	‡	10.00	(0.01)		0.29	0.28	—	—	—	10.28	2.80	[b]	1,038		2.94	[c]	0.25	[c]	(0.14)[c]	2	[b]
Retirement Class:	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)		17,752		0.66		0.35		0.81	41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89		21,900		0.59		0.35		0.89	14
	5/31/14		12.99	0.11		2.20	2.31	(0.45)	(0.29)	(0.74)	14.56	18.00		19,483		0.73		0.35		0.77	24
	5/31/13		10.28	0.12		2.76	2.88	(0.16)	(0.01)	(0.17)	12.99	28.19		10,585		1.05		0.35		1.04	29
	5/31/12	‡	10.00	(0.01)		0.29	0.28	—	—	—	10.28	2.80	[b]	4,224		2.65	[c]	0.35	[c]	(0.24)[c]	2	[b]
Retail Class:	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)		24,905		0.74		0.43		0.76	41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79		28,349		0.66		0.42		0.87	14
	5/31/14		12.99	0.10		2.19	2.29	(0.44)	(0.29)	(0.73)	14.55	17.86		21,100		0.82		0.44		0.71	24
	5/31/13		10.27	0.13		2.75	2.88	(0.15)	(0.01)	(0.16)	12.99	28.21		10,109		1.12		0.42		1.09	29
	5/31/12	‡	10.00	(0.02)		0.29	0.27	—	—	—	10.27	2.70	[b]	5,039		2.66	[c]	0.49	[c]	(0.37)[c]	2	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[f]	The performance of the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was 0.85%.
[g]	The performance of the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (0.33)%.
[h]	The performance of the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (1.50)%.
[i]	The performance of the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (2.97)%.
[j]	The performance of the Advisor Class, including performance based on the fund’s Institutional Class prior to inception of the Advisor Class, was (4.54)%.
[k]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
‡	The Fund commenced operations on December 9, 2011.
†	Advisor class commenced operations on December 4, 2015.

40	2016 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	41

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

42	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2016, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income, and dividend reclassifications, were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New accounting pronouncement: In May 2015, the FASB issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	43

Notes to financial statements

Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize, within the fair value hierarchy, all investments for which the fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Funds adopted the ASU for this annual report. The adoption of the ASU did not have a material impact on the Funds’ financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of May 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2016, there were no transfers between levels by the Funds.

44	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

As of May 31, 2016, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Advisor Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements for the Institutional Class, Premier Class, Retirement Class and Retail Class will continue through at least September 30, 2016, and the Advisor Class through at least December 3, 2016, unless changed with the approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2016, the Funds engaged in the following security transactions with affiliated entities:

			Realized
Fund	Purchases	Sales	gain (loss	)
Lifestyle Income	$—	$136,190	$663
Lifestyle Aggressive Growth	—	777,406	(4,741)

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	45

Notes to financial statements

During the year ended May 31, 2016, TIAA received total proceeds from redemptions of $11,458,664 from the Lifestyle Income Fund, $12,335,801 from the Lifestyle Conservative Fund, $9,516,207 from the Lifestyle Moderate Fund, $13,988,783 from the Lifestyle Growth Fund and $12,206,647 from the Lifestyle Aggressive Growth Fund.

The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2016:

Fund	TIAA
Lifestyle Income	1%
Lifestyle Conservative	—
Lifestyle Moderate	—
Lifestyle Growth	1
Lifestyle Aggressive Growth	1

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2015	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2016
Lifestyle Income Fund
TIAA-CREF Bond	$10,536,070	$3,055,491	$3,588,429	$65,003	$275,019	$9,920,026
TIAA-CREF Bond Plus	11,035,052	2,889,881	3,303,563	56,277	326,244	10,453,399
TIAA-CREF Emerging Markets Equity	700,071	341,647	263,825	(26,955)	5,868	651,474
TIAA-CREF Enhanced International Equity Index	708,588	321,328	274,370	(19,498)	18,510	675,445
TIAA-CREF Enhanced Large-Cap Growth Index	671,160	279,241	294,377	52,221	6,123	618,099
TIAA-CREF Enhanced Large-Cap Value Index	617,951	286,864	263,311	20,402	12,274	590,074
TIAA-CREF Global Natural Resources	165,574	101,751	84,813	(14,961)	3,354	158,822
TIAA-CREF Growth & Income	1,655,285	655,214	670,007	96,749	19,321	1,547,515
TIAA-CREF High-Yield	565,614	446,039	456,311	(29,232)	36,223	533,571
TIAA-CREF International Equity	1,223,092	653,381	576,050	(24,877)	13,689	1,167,343
TIAA-CREF International Opportunities	827,472	403,469	364,624	(11,392)	8,818	780,516
TIAA-CREF Large-Cap Growth	2,012,844	768,045	907,585	119,737	6,162	1,858,203
TIAA-CREF Large-Cap Value	1,866,212	847,323	786,486	60,961	22,565	1,787,638
TIAA-CREF Mid-Cap Growth	70,314	47,043	54,085	(336)	106	55,774
TIAA-CREF Mid-Cap Value	54,659	59,235	47,209	786	742	60,111
TIAA-CREF Money Market	2,993	5	—	—	5	2,998
TIAA-CREF Short-Term Bond	22,176,351	5,841,994	7,042,983	(40,250)	360,851	20,885,859
TIAA-CREF Small-Cap Equity	611,134	283,261	279,445	31,464	3,845	553,865
	$55,500,436	$17,281,212	$19,257,473	$336,099	$1,119,719	$52,300,732

46	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at May 31, 2015	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2016
Lifestyle Conservative Fund
TIAA-CREF Bond	$10,281,719	$5,006,473	$3,321,887	$80,368	$305,165	$11,887,322
TIAA-CREF Bond Plus	34,166,169	13,729,700	7,653,938	273,707	1,157,129	39,718,054
TIAA-CREF Emerging Markets Equity	2,868,128	1,648,044	1,066,236	(102,287)	29,770	2,904,652
TIAA-CREF Enhanced International Equity Index	2,905,381	1,668,084	787,302	(69,219)	94,258	3,424,185
TIAA-CREF Enhanced Large-Cap Growth Index	2,751,095	1,350,834	772,199	257,894	31,139	3,130,415
TIAA-CREF Enhanced Large-Cap Value Index	2,535,443	1,372,390	674,389	129,155	62,512	2,991,197
TIAA-CREF Global Natural Resources	679,681	460,608	235,813	(39,296)	17,037	803,923
TIAA-CREF Growth & Income	6,788,855	3,312,177	1,793,725	412,129	91,485	7,843,077
TIAA-CREF High-Yield	1,165,973	1,143,852	915,418	(54,823)	86,330	1,352,656
TIAA-CREF International Equity	5,034,350	3,058,722	1,591,220	(110,426)	69,346	5,901,820
TIAA-CREF International Opportunities	3,392,743	1,966,494	1,020,720	(53,556)	44,826	3,955,743
TIAA-CREF Large-Cap Growth	8,246,311	3,931,530	2,655,824	322,852	31,270	9,412,141
TIAA-CREF Large-Cap Value	7,648,592	4,282,819	2,229,368	325,151	114,269	9,051,412
TIAA-CREF Mid-Cap Growth	285,197	372,786	142,434	8,169	539	484,052
TIAA-CREF Mid-Cap Value	226,064	394,889	93,981	15,392	3,857	503,696
TIAA-CREF Money Market	4,722	6	—	—	6	4,728
TIAA-CREF Short-Term Bond	22,765,641	9,640,841	5,860,366	(34,009)	426,423	26,452,969
TIAA-CREF Small-Cap Equity	2,509,500	1,331,951	729,834	121,484	19,509	2,805,413
	$114,255,564	$54,672,200	$31,544,654	$1,482,685	$2,584,870	$132,627,455
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$58,693,339	$27,126,624	$11,799,561	$423,188	$1,981,401	$73,132,064
TIAA-CREF Emerging Markets Equity	5,246,545	2,922,116	1,271,331	(188,255)	54,407	5,891,589
TIAA-CREF Enhanced International Equity Index	5,757,794	3,018,736	785,499	(93,038)	187,470	7,277,494
TIAA-CREF Enhanced Large-Cap Growth Index	5,681,368	2,650,182	968,939	541,365	64,704	6,931,329
TIAA-CREF Enhanced Large-Cap Value Index	5,252,833	2,669,172	773,841	307,601	130,173	6,635,582
TIAA-CREF Global Natural Resources	1,354,249	884,117	328,665	(84,135)	34,058	1,709,943
TIAA-CREF Growth & Income	13,467,074	6,253,991	2,107,000	855,526	180,076	16,660,574
TIAA-CREF High-Yield	1,546,792	1,577,878	1,157,135	(70,680)	114,534	1,917,945
TIAA-CREF International Equity	9,541,996	5,419,557	1,837,157	(166,444)	132,381	11,993,295
TIAA-CREF International Opportunities	6,728,451	3,540,101	1,113,150	(73,973)	89,303	8,408,076
TIAA-CREF Large-Cap Growth	16,374,656	6,998,066	3,085,678	576,939	62,407	19,994,019
TIAA-CREF Large-Cap Value	15,171,643	7,799,673	2,444,353	675,451	228,556	19,227,894
TIAA-CREF Mid-Cap Growth	774,729	668,424	176,722	45,965	1,572	1,168,121
TIAA-CREF Mid-Cap Value	671,942	733,276	115,312	58,118	11,165	1,211,104
TIAA-CREF Money Market	6,346	9	—	—	9	6,355
TIAA-CREF Small-Cap Equity	4,911,169	2,468,211	803,953	308,898	38,956	5,959,402
	$151,180,926	$74,730,133	$28,768,296	$3,116,526	$3,311,172	$188,124,786

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	47

Notes to financial statements

Issue	Value at May 31, 2015	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2016
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$14,839,300	$6,585,402	$6,366,635	$14,933	$457,234	$14,800,596
TIAA-CREF Emerging Markets Equity	3,471,457	1,566,564	1,183,123	(165,826)	31,981	3,186,366
TIAA-CREF Enhanced International Equity Index	3,965,121	1,604,656	1,044,718	(106,038)	114,879	4,028,111
TIAA-CREF Enhanced Large-Cap Growth Index	3,997,822	1,379,916	1,168,966	338,570	40,547	3,925,668
TIAA-CREF Enhanced Large-Cap Value Index	3,700,328	1,446,589	1,025,400	161,561	81,761	3,760,568
TIAA-CREF Global Natural Resources	933,035	526,145	364,008	(71,911)	20,805	949,413
TIAA-CREF Growth & Income	9,287,264	3,238,504	2,624,044	483,372	114,623	9,247,040
TIAA-CREF High-Yield	803,201	733,609	706,264	(43,401)	53,896	797,582
TIAA-CREF International Equity	6,406,922	2,957,749	2,091,985	(147,625)	78,842	6,491,415
TIAA-CREF International Opportunities	4,646,442	1,912,980	1,381,453	(73,178)	55,285	4,646,789
TIAA-CREF Large-Cap Growth	11,297,237	3,600,520	3,612,557	412,299	38,320	11,080,508
TIAA-CREF Large-Cap Value	10,473,631	4,391,491	3,245,002	343,054	140,021	10,686,321
TIAA-CREF Mid-Cap Growth	617,340	341,643	193,487	28,770	1,113	687,752
TIAA-CREF Mid-Cap Value	539,559	412,605	171,973	34,385	7,955	711,296
TIAA-CREF Money Market	3,306	4	—	—	4	3,310
TIAA-CREF Small-Cap Equity	3,399,638	1,382,982	1,075,889	149,002	23,954	3,305,735
	$78,381,603	$32,081,359	$26,255,504	$1,357,967	$1,261,220	$78,308,470
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,963,104	$1,116,168	$1,267,009	$(113,572)	$22,161	$2,286,307
TIAA-CREF Enhanced International Equity Index	3,466,391	1,184,378	1,319,425	(76,105)	81,895	2,934,254
TIAA-CREF Enhanced Large-Cap Growth Index	3,520,366	1,049,236	1,434,326	258,334	29,226	2,894,640
TIAA-CREF Enhanced Large-Cap Value Index	3,273,584	935,867	1,131,653	108,343	58,926	2,774,873
TIAA-CREF Global Natural Resources	818,455	389,004	394,331	(58,890)	14,787	688,359
TIAA-CREF Growth & Income	8,120,155	2,234,897	3,061,398	381,873	84,907	6,739,885
TIAA-CREF International Equity	5,611,073	1,920,752	2,240,908	(97,501)	55,445	4,662,323
TIAA-CREF International Opportunities	4,053,797	1,348,808	1,586,906	(56,354)	39,344	3,388,370
TIAA-CREF Large-Cap Growth	9,893,858	2,493,250	4,079,476	430,502	27,304	8,083,030
TIAA-CREF Large-Cap Value	9,120,254	2,785,282	3,322,589	273,873	99,899	7,779,357
TIAA-CREF Mid-Cap Growth	584,714	241,672	240,085	18,347	857	519,145
TIAA-CREF Mid-Cap Value	511,717	261,909	175,860	28,447	6,093	535,881
TIAA-CREF Money Market	4,048	6	—	—	6	4,054
TIAA-CREF Small-Cap Equity	2,999,842	804,559	1,084,729	94,674	17,084	2,408,504
	$54,941,358	$16,765,788	$21,338,695	$1,191,971	$537,934	$45,698,982

48	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation )
Lifestyle Income	$52,161,117	$404,473	$(264,858)	$139,615
Lifestyle Conservative	132,805,743	998,466	(1,176,754)	(178,288)
Lifestyle Moderate	189,154,699	1,210,301	(2,240,214)	(1,029,913)
Lifestyle Growth	77,368,287	1,986,615	(1,046,432)	940,183
Lifestyle Aggressive Growth	43,237,154	3,125,593	(663,765)	2,461,828

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2016 were as follows:

Fund	Purchases	Sales
Lifestyle Income	$17,730,571	$19,710,351
Lifestyle Conservative	55,683,632	32,553,024
Lifestyle Moderate	74,730,133	28,768,296
Lifestyle Growth	33,455,615	27,637,457
Lifestyle Aggressive Growth	18,945,274	23,516,392

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2016 and May 31, 2015 was as follows:

	5/31/2016
	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,079,791	$479,259	$1,559,050
Lifestyle Conservative	2,554,552	1,806,589	4,361,141
Lifestyle Moderate	3,428,943	3,371,030	6,799,973
Lifestyle Growth	1,242,115	2,203,087	3,445,202
Lifestyle Aggressive Growth	493,808	2,228,223	2,722,031
	5/31/2015
	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$982,833	$349,750	$1,332,583
Lifestyle Conservative	2,254,892	887,011	3,141,903
Lifestyle Moderate	3,354,446	1,526,384	4,880,830
Lifestyle Growth	1,571,319	1,041,267	2,612,586
Lifestyle Aggressive Growth	1,222,031	1,154,413	2,376,444

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	49

Notes to financial statements	concluded

As of May 31, 2016, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation )	Late-year loss deferrals	Total
Lifestyle Income	$150,682	$387,916	$139,616	$(46,717)	$631,497
Lifestyle Conservative	294,272	1,931,483	(178,288)	(80,551)	1,966,916
Lifestyle Moderate	304,323	3,834,230	(1,029,911)	(69,559)	3,039,083
Lifestyle Growth	132,897	2,176,267	940,183	(276,791)	2,972,556
Lifestyle Aggressive Growth	87	1,587,226	2,461,829	(128,390)	3,920,752

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2016, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

50	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifestyle Income Fund, Lifestyle Conservative Fund, Lifestyle Moderate Fund, Lifestyle Growth Fund, and Lifestyle Aggressive Growth Fund (five of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) at May 31, 2016, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 19, 2016

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	51

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2016

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	85	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	85	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	85	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	85	Director, D2D Fund.

52	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	85	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	85	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	85	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	53

Trustees and officers (unaudited)	continued

TIAA-CREF Funds   ■   May 31, 2016

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (since 2015), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (since 2015), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	85	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	85	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

54	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President, Chief Executive Officer, TIAA Global Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	55

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2016

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Chief Executive Officer, Retail Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.

56	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	57

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to the TIAA-CREF Lifestyle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to each Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

58	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs. Broadridge also compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for each Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Fund’s performance, and the Board considered that the evaluation of TAI’s services to the Funds is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	59

Renewal of investment management agreement (unaudited)

arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

60	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

Nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that invest their assets in the securities of other investment companies managed by TAI and potentially in other affiliated and unaffiliated investment companies or pools, referred to as “underlying funds”), including selecting underlying funds and allocating the Funds’ assets among the underlying funds; conducting research; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Funds. It also considered TAI’s compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe and its benchmark

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	61

Renewal of investment management agreement (unaudited)

index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk TAI assumes. The Board also acknowledged certain permanent fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by TAI with respect to the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that TAI had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2015, and that TAI expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Funds based on the Funds’ investment in underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual

62	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI provides similar investment management services to other investment companies. The Board noted that TAI provides funds of funds management services to the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds, with annual management fees of 0.10% that are either entirely or partially waived, the TIAA-CREF Life Balanced Fund, with an annual management fee rate of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which TAI receives no management fee. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products and 529 education savings plans.

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	63

Renewal of investment management agreement (unaudited)

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Retail Class generally has higher non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net loss” refer to TAI incurring a loss for the services that it rendered to a Fund during 2015 under the Agreement.

Lifestyle Aggressive Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses were in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the Fund’s actual management fee (including the waiver) and contractual management fee each ranked 1 out of 5 in the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for each of the one- and three-year periods. The Fund was in the 2nd quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 1 star.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

64	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Lifestyle Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd quintile of both its Performance Group and Performance Universe for the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifestyle Moderate Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one- and three-year periods. The Fund was in the 1st and 2nd quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Lifestyle Conservative Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s actual management fee and contractual management fee each ranked 1 out of 5 funds within its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.
TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	65

Renewal of investment management agreement (unaudited)	concluded

Lifestyle Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses were in the 1st quintile of its Expense Group, while the Fund’s actual management fee and contractual management fee each ranked 1 out of 5 funds within its Expense Group. The Fund’s total expenses, actual management fee and contractual management fee were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st and 5th quintiles of its Performance Group for the one-and three-year periods, respectively. The Fund was in the 1st and 4th quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

66	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Important tax information (unaudited)

For the year ended May 31, 2016, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Lifestyle Income	$479,259
Lifestyle Conservative	1,806,589
Lifestyle Moderate	3,371,030
Lifestyle Growth	2,203,087
Lifestyle Aggressive Growth	2,228,223

For the year ended May 31, 2016, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifestyle Income	10.75%
Lifestyle Conservative	22.17%
Lifestyle Moderate	33.34%
Lifestyle Growth	55.64%
Lifestyle Aggressive Growth	97.55%

For the year ended May 31, 2016, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifestyle Income	6.55%
Lifestyle Conservative	13.44%
Lifestyle Moderate	20.45%
Lifestyle Growth	34.48%
Lifestyle Aggressive Growth	64.69%

For the year ended May 31, 2016, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifestyle Income	$ 35,538	$0.00784
Lifestyle Conservative	180,550	0.01713
Lifestyle Moderate	351,136	0.02717
Lifestyle Growth	212,744	0.03826
Lifestyle Aggressive Growth	533,255	0.05025

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	67

Important tax information (unaudited)	concluded

For the year ended May 31, 2016, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifestyle Income	$ 3,836	$0.00085
Lifestyle Conservative	19,481	0.00185
Lifestyle Moderate	37,397	0.00289
Lifestyle Growth	22,545	0.00405
Lifestyle Aggressive Growth	15,880	0.00530

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2016, which will be reported in conjunction with your 2016 Form 1099-DIV.

By early 2017, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

68	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

TIAA-CREF Lifestyle Funds ■ 2016 Annual Report	69

Additional information about index providers (unaudited)	concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

70	2016 Annual Report ■ TIAA-CREF Lifestyle Funds

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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2016 Annual Report

May 31, 2016

TIAA-CREF

Managed Allocation Fund

of the TIAA-CREF Funds

Understanding your fund report

This annual report contains information about the Managed Allocation Fund and describes the fund’s results for the twelve months ended May 31, 2016. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of May 31, 2016.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 11 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2015–May 31, 2016).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2016

Managed Allocation Fund	Beginning account value (12/1/15)	Ending account value (5/31/16)	Expenses paid during period (12/1/15–5/31/16	* )	Effective expenses paid during period (12/1/15–5/31/16	† )

Institutional Class
Actual return	$1,000.00	$1,009.36	$0.00		$2.01
5% annual hypothetical return	1,000.00	1,025.00	0.00		2.02

Retirement Class
Actual return	1,000.00	1,008.96	1.26		3.26
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.29

Retail Class
Actual return	1,000.00	1,008.91	1.26		3.26
5% annual hypothetical return	1,000.00	1,023.75	1.26		3.29

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended May 31, 2016. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.40% for the Institutional Class, 0.65% for the Retirement Class and 0.65% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	5

Managed Allocation Fund

Performance for the twelve months ended May 31, 2016

The Managed Allocation Fund returned –1.28% for the Institutional Class, compared with the –0.62% return of its benchmark, the Managed Allocation Composite Index. The table on page 8 shows returns for all share classes of the fund.

Market volatility reflects global economic uncertainty

The U.S. economy fared better than many economies around the world over the twelve-month period. The Federal Reserve, satisfied with the economy’s progress and improvement in the labor market, raised short-term interest rates 0.25% in December (the first increase since 2006). Stock prices rose but then pulled back as investors became concerned about the pace of future rate hikes, given challenges to the global economy—especially with regard to China’s slowing growth and the decline in commodity prices. Oil prices dropped below $27 per barrel in mid-February but later rebounded to $49.

Investors were heartened when the Fed signaled it might not raise rates as aggressively as had been anticipated in December. U.S. stocks, particularly those of energy companies, rallied in March. Although U.S. stocks rose modestly in April and May, returns were tempered by concerns about weak economic growth.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 0.22%. The MSCI All Country World ex USA Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations excluding the United States, returned –11.39% in U.S. dollars and –10.56% in local currency terms. Stocks in emerging markets declined for the twelve months but made a comeback in the last quarter of the reporting period, helped by the rally in oil prices.

U.S. investment-grade bond investors continued to be influenced by Fed statements about the U.S. economy’s ability to tolerate incremental interest rate increases. The broad domestic investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, gained 2.99% for the period. Short-term bonds, as measured by the Barclays U.S. 1–3 Year Government/Credit Bond Index, gained 0.94%.

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors.

6	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

For the twelve months, the international equity sector subtracted the most from the fund’s absolute return—that is, without regard to the performance of its composite benchmark. Within international equity, all of the underlying funds had negative performance, reflecting the challenging global environment. The Emerging Markets Equity and Global Natural Resources funds were down the most. Within the U.S. equity sector, only the Enhanced Large-Cap Growth Index and Large-Cap Growth funds produced positive returns. (All fund returns are for the Institutional Class.)

Returns from U.S. stocks hinder the fund’s relative results

For the period, the fund underperformed its composite benchmark by two-thirds of a percentage point mainly due to relative weakness among the underlying funds in the U.S. equity sector. Within U.S. equity, the Large-Cap Value, Enhanced Large-Cap Value Index and Growth & Income funds were the biggest detractors. Compared to their benchmark, the Russell 1000® Value Index, the Large-Cap Value Fund underperformed by nearly three percentage points, and the Enhanced Large-Cap Value Index Fund underperformed by about two percentage points. The Growth & Income Fund underperformed its benchmark, the S&P 500® Index, by over two percentage points.

The top contributor to the fund’s relative performance was the International Opportunities Fund, which outperformed its benchmark, the MSCI All Country World ex USA Index, by nearly one-and-a-half percentage points. The Enhanced Large-Cap Growth Index Fund was the second-best contributor, gaining about two-thirds of a percentage point more than its benchmark, the Russell 1000 Growth Index. The Small-Cap Equity Fund also contributed, beating the Russell 2000® Index by over one percentage point.

Among the Managed Allocation Fund’s fixed-income investments, the Bond Plus Fund was the biggest detractor, underperforming its benchmark, the Barclays Capital U.S. Aggregate Bond Index, by less than one-quarter of a percentage point. (Performance of the Managed Allocation Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	7

Managed Allocation Fund

Performance as of May 31, 2016

		Total return	Average annual total return
Managed Allocation Fund	Inception date	1 year	5 years	10 years
Institutional Class	3/31/2006	–1.28%	6.59%	5.64%
Retirement Class	3/31/2006	–1.53	6.32	5.37
Retail Class	3/31/2006	–1.53	6.33	5.47
Managed Allocation Composite Index*	—	–0.62	6.42	5.73
Broad market index
Russell 3000® Index	—	0.22	11.15	7.39
Barclays U.S. Aggregate Bond Index	—	2.99	3.33	4.97

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On May 31, 2016, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

8	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets
as of 5/31/2016
Equity
U.S. equity	41.4%
International equity	18.7
Fixed income	39.9
Total	100.0

Target allocation

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	9

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed and emerging market countries, excluding the United States.
•	Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

10	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Portfolio of investments

Managed Allocation Fund  ■  May 31, 2016

Shares	Security	Value	% of net assets
TIAA-CREF FUNDS—100.0% (a)
FIXED INCOME—39.9%
27,685,968	TIAA-CREF Bond Plus Fund	$291,256,378	38.9%
820,100	TIAA-CREF High-Yield Fund	7,610,530	1.0
	TOTAL FIXED INCOME	298,866,908	39.9
INTERNATIONAL EQUITY—18.7%
2,722,236	TIAA-CREF Emerging Markets Equity Fund	23,411,230	3.1
5,268,100	TIAA-CREF Enhanced International Equity Index Fund	36,191,845	4.8
948,344	TIAA-CREF Global Natural Resources Fund	6,790,143	0.9
3,863,270	TIAA-CREF International Equity Fund	40,602,962	5.4
3,305,818	TIAA-CREF International Opportunities Fund	33,487,934	4.5
	TOTAL INTERNATIONAL EQUITY	140,484,114	18.7
SHORT-TERM FIXED INCOME—0.0%
73,562	TIAA-CREF Money Market Fund	73,562	0.0
	TOTAL SHORT-TERM FIXED INCOME	73,562	0.0
U.S. EQUITY—41.4%
5,256,412	TIAA-CREF Enhanced Large-Cap Growth Index Fund	57,347,449	7.6
5,875,409	TIAA-CREF Enhanced Large-Cap Value Index Fund	55,111,340	7.4
4,283,606	TIAA-CREF Growth & Income Fund	49,946,845	6.7
3,843,600	TIAA-CREF Large-Cap Growth Fund	59,921,729	8.0
3,449,981	TIAA-CREF Large-Cap Value Fund	57,683,678	7.7
166,791	TIAA-CREF Mid-Cap Growth Fund	3,204,051	0.4
153,730	TIAA-CREF Mid-Cap Value Fund	3,340,547	0.4
1,493,199	TIAA-CREF Small-Cap Equity Fund	23,726,932	3.2
	TOTAL U.S. EQUITY	310,282,571	41.4
	TOTAL TIAA-CREF FUNDS (Cost $689,971,179)	749,707,155	100.0

	TOTAL PORTFOLIO (Cost $689,971,179)	749,707,155	100.0
	OTHER ASSETS & LIABILITIES, NET	275,117	0.0
	NET ASSETS	$749,982,272	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	11

Statement of assets and liabilities

Managed Allocation Fund  ■  May 31, 2016

ASSETS
Affiliated investments, at value‡	$749,707,155
Cash	230,265
Receivable from securities transactions	2,049,142
Receivable from Fund shares sold	107,313
Dividends receivable	813,442
Due from affiliates	43,647
Other	48,661
Total assets	752,999,625

LIABILITIES
Service agreement fees payable	2,072
Distribution fees payable	144,092
Due to affiliates	6,386
Payable for securities transactions	2,315,723
Payable for Fund shares redeemed	372,316
Payable for trustee compensation	51,409
Accrued expenses and other payables	125,355
Total liabilities	3,017,353
NET ASSETS	$749,982,272

NET ASSETS CONSIST OF:
Paid-in-capital	$676,277,880
Undistributed net investment income (loss)	1,350,123
Accumulated net realized gain (loss) on total investments	12,618,293
Net unrealized appreciation (depreciation) on total investments	59,735,976
NET ASSETS	$749,982,272

INSTITUTIONAL CLASS:
Net assets	$ 12,625,093
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,095,628
Net asset value per share	$11.52

RETIREMENT CLASS:
Net assets	$50,167,913
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,359,166
Net asset value per share	$11.51

RETAIL CLASS:
Net assets	$687,189,266
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,506,538
Net asset value per share	$11.55
‡ Affiliated investments, cost	$689,971,179

12	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of operations

Managed Allocation Fund  ■  For the year ended May 31, 2016

INVESTMENT INCOME
Dividends from affiliated investments	$ 15,592,309
Total income	15,592,309

EXPENSES
Shareholder servicing — Institutional Class	270
Shareholder servicing — Retirement Class	121,633
Shareholder servicing — Retail Class	364,167
Distribution fees — Retail Class	1,708,296
Administrative service fees	19,383
Trustee fees and expenses	7,027
Other expenses	185,818
Total expenses	2,406,594
Less: Expenses reimbursed by the investment adviser	(576,606)
Net expenses	1,829,988
Net investment income (loss)	13,762,321

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(1,586,416)
Realized gain distributions from affiliated investments	22,435,989
Net realized gain (loss) from investments	20,849,573
Net change in unrealized appreciation (depreciation) from affiliated investments	(47,434,495)
Net realized and unrealized gain (loss) from affiliated investments	(26,584,922)
Net increase (decrease) in net assets from operations	$(12,822,601)

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	13

Statements of changes in net assets

Managed Allocation Fund  ■  For the year ended

		May 31, 2016	May 31, 2015

OPERATIONS
Net investment income (loss)		$13,762,321	$12,458,580
Net realized gain (loss) from investments		20,849,573	36,264,857
Net change in unrealized appreciation (depreciation) from affiliated investments		(47,434,495)	(617,712)
Net increase (decrease) in net assets from operations		(12,822,601)	48,105,725

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(344,467)	(385,463)
	Retirement Class	(1,091,795)	(1,286,820)
	Retail Class	(15,288,468)	(19,575,621)
From realized gains:	Institutional Class	(503,575)	(324,092)
	Retirement Class	(1,735,791)	(1,197,578)
	Retail Class	(24,217,596)	(18,019,642)
Total distributions		(43,181,692)	(40,789,216)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,367,816	5,175,999
	Retirement Class	13,372,554	11,944,005
	Retail Class	43,480,459	50,840,780
Reinvestments of distributions:	Institutional Class	788,736	700,777
	Retirement Class	2,827,586	2,484,398
	Retail Class	37,967,658	36,231,334
Redemptions:	Institutional Class	(3,720,256)	(4,104,843)
	Retirement Class	(11,560,175)	(7,004,494)
	Retail Class	(63,120,087)	(57,499,358)
Net increase (decrease) from shareholder transactions		22,404,291	38,768,598
Net increase (decrease) in net assets		(33,600,002)	46,085,107

NET ASSETS
Beginning of period		783,582,274	737,497,167
End of period		$749,982,272	$783,582,274
Undistributed net investment income (loss) included in net assets		$1,350,123	$1,139,586

14	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets	concluded

Managed Allocation Fund  ■  For the year ended

		May 31, 2016	May 31, 2015

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	201,339	419,640
	Retirement Class	1,145,954	963,704
	Retail Class	3,716,772	4,120,190
Shares reinvested:	Institutional Class	70,154	58,386
	Retirement Class	252,041	207,380
	Retail Class	3,371,852	3,013,764
Shares redeemed:	Institutional Class	(332,164)	(332,151)
	Retirement Class	(995,136)	(571,251)
	Retail Class	(5,426,623)	(4,664,101)
Net increase (decrease) from shareholder transactions		2,004,189	3,215,561

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	15

Financial highlights

Managed Allocation Fund

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized									Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period	value,	investment		gain (loss )	(loss) from	Net	Net	dividends	value,		at end of						investment		Portfolio
	or year	beginning	income		on total	investment	investment	realized	and	end of	Total	period or year		Gross		Net		income		turnover
	ended	of period	(loss	)[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate
Institutional Class:	5/31/16	$12.42	$0.25		$(0.44)	$(0.19)	$(0.29)	$(0.42)	$(0.71)	$11.52	(1.28)%	$12,625		0.03%		0.00%		2.12%		17%
	5/31/15	12.32	0.23		0.57	0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366		0.03		0.00		1.88		14
	5/31/14	11.43	0.22		1.16	1.38	(0.38)	(0.11)	(0.49)	12.32	12.29	12,453		0.04		0.00		1.86		15
	5/31/13	9.92	0.22		1.58	1.80	(0.29)	—	(0.29)	11.43	18.33	9,461		0.04		0.00		2.09		17
	5/31/12	10.39	0.22		(0.42)	(0.20)	(0.27)	—	(0.27)	9.92	(1.79)	6,724		0.04		0.00		2.26		15
Retirement Class:	5/31/16	12.41	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168		0.28		0.25		1.84		17
	5/31/15	12.31	0.21		0.56	0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096		0.28		0.25		1.67		14
	5/31/14	11.42	0.19		1.16	1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320		0.29		0.25		1.60		15
	5/31/13	9.91	0.20		1.57	1.77	(0.26)	—	(0.26)	11.42	18.04	31,195		0.29		0.25		1.84		17
	5/31/12	10.38	0.19		(0.41)	(0.22)	(0.25)	—	(0.25)	9.91	(2.04)	29,993		0.29		0.25		1.96		15
Retail Class:	5/31/16	12.45	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189		0.33		0.25		1.84		17
	5/31/15	12.35	0.20		0.57	0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120		0.32		0.25		1.64		14
	5/31/14	11.45	0.19		1.17	1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724		0.35		0.25		1.59		15
	5/31/13	9.94	0.21		1.56	1.77	(0.26)	—	(0.26)	11.45	18.00	607,883		0.36		0.25		1.92		17
	5/31/12	10.41	0.20		(0.42)	(0.22)	(0.25)	—	(0.25)	9.94	(2.03)	525,266		0.33		0.25		1.97		15
[a]	Based on average shares outstanding.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

16	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	17

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

18	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2016, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	19

Notes to financial statements

New accounting pronouncement: In May 2015, the FASB issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “ASU”). The ASU removes the requirement to categorize, within the fair value hierarchy, all investments for which the fair value is measured using the NAV per share practical expedient. The ASU also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the NAV per share practical expedient. The ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Fund adopted the ASU for this annual report. The adoption of the ASU did not have a material impact on the Fund’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of May 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

20	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2016, there were no transfers between levels by the Fund.

As of May 31, 2016, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2016, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2016, these transactions did not materially impact the Fund.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	21

Notes to financial statements

Issue	Value at May 31, 2015	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2016
TIAA-CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$304,014,809	$46,425,233	$54,182,439	$2,226,856	$8,982,823	$291,256,378
TIAA-CREF Emerging Markets Equity	27,192,393	6,039,784	4,729,780	(603,874)	250,763	23,411,230
TIAA-CREF Enhanced International Equity Index	37,321,504	6,825,278	3,481,509	(336,787)	1,073,360	36,191,845
TIAA-CREF Enhanced Large-Cap Growth Index	61,026,641	9,211,599	8,382,836	5,996,696	617,842	57,347,449
TIAA-CREF Enhanced Large-Cap Value Index	57,004,112	9,271,627	5,543,836	3,221,179	1,246,315	55,111,340
TIAA-CREF Global Natural Resources	7,118,834	2,044,074	1,301,747	(276,869)	152,696	6,790,143
TIAA-CREF Growth & Income	52,517,958	7,333,380	6,143,090	3,476,668	618,114	49,946,845
TIAA-CREF High-Yield	7,966,678	4,696,521	4,733,060	(338,397)	513,093	7,610,530
TIAA-CREF International Equity	41,836,665	9,620,231	5,912,189	(528,206)	511,787	40,602,962
TIAA-CREF International Opportunities	35,059,811	7,359,178	5,129,289	(213,992)	413,899	33,487,934
TIAA-CREF Large-Cap Growth	63,272,842	9,754,901	11,664,049	3,520,700	214,114	59,921,729
TIAA-CREF Large-Cap Value	58,958,824	12,235,189	8,113,235	2,734,645	784,050	57,683,678
TIAA-CREF Mid-Cap Growth	2,423,962	1,465,257	402,043	136,267	4,226	3,204,051
TIAA-CREF Mid-Cap Value	2,018,102	1,926,148	368,183	152,916	30,266	3,340,547
TIAA-CREF Money Market	73,544	18	—	—	103	73,562
TIAA-CREF Small-Cap Equity	25,445,414	5,852,010	4,497,170	1,681,771	178,858	23,726,932
	$783,252,093	$140,060,428	$124,584,455	$20,849,573	$15,592,309	$749,707,155

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2016, the cost of portfolio investments for federal income tax purposes was $695,295,685. Net unrealized appreciation of portfolio investments for federal income tax purposes was $54,411,470, consisting of gross unrealized appreciation of $65,650,400 and gross unrealized depreciation of $(11,238,930).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended May 31, 2016 were $140,060,428 and $124,584,455, respectively.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2016 and May 31, 2015 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2016	$16,724,730	$26,456,962	$43,181,692
5/31/2015	21,322,086	19,467,130	40,789,216

22	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

As of May 31, 2016, the components of accumulated earnings on a tax basis consisted of $1,385,824 of undistributed ordinary income, $18,497,458 of undistributed long-term capital gains, $54,411,473 of unrealized appreciation, and $(554,662) of late-year loss deferrals.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2016, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	23

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Managed Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Managed Allocation Fund (the “Fund”) at May 31, 2016, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Baltimore, Maryland
July 19, 2016

24	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2016

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	85	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	85	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	85	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	85	Director, D2D Fund.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	25

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2016

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	85	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	85	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Close Brothers Group plc; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	85	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

26	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (since 2015), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (since 2015), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	85	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	85	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	27

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2016

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2013.	Executive Vice President, Chief Executive Officer, TIAA Global Asset Management of TIAA. Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.

28	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

J. Keith Morgan TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.	Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Chief Executive Officer, Retail Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	29

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2016

Officers – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

30	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Renewal of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to the TIAA-CREF Managed Allocation Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to the Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	31

Renewal of investment management agreement (unaudited)

comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission costs. Broadridge also compared this Fund data against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for the Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding the Fund’s performance, and the Board considered that the evaluation of TAI’s services to the Fund is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) any “fall-out” benefits that accrued or were

32	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Fund aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Fund; (5) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related agreements between the Fund and affiliates of TAI; (7) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the Fund’s expense structure reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	33

Renewal of investment management agreement (unaudited)

Nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”), TIAA Separate Account VA-1 and other series of the Trust. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that invests its assets in the securities of other investment companies managed by TAI and potentially in other affiliated and unaffiliated investment companies or pools, referred to as “underlying funds”), including selecting underlying funds and allocating the Fund’s assets among the underlying funds; conducting research; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s service providers; and carrying out, or overseeing the provision of, various administrative services to the Fund. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Fund. It also considered TAI’s compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of the Fund, over the periods indicated in the synopsis below. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. The Board also reviewed the performance of the Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Fund’s performance as compared to the performance of its benchmark index. For details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

34	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board also noted that TAI did not charge a management fee for its advisory services to the Fund. The Board also acknowledged certain permanent fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by TAI with respect to the underlying funds in which the Fund invests that, in turn, reduce the Fund’s expenses. The Board considered that TAI had incurred a net loss with respect to the Fund under the Agreement for the one-year period ended December 31, 2015, and that TAI expected this trend to continue. The Board also considered that TAI may have indirect earnings or losses with respect to the Fund based on the Fund’s investment in underlying funds also managed by TAI.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Broadridge. The Board acknowledged that TAI did not charge a management fee to this Fund.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered that because TAI operated the Fund at a loss and did not charge the Fund an advisory fee, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s fee schedule was reasonable in light of current economies of scale considerations and current assets.

Fee comparison with other TAI clients

The Board considered that TAI provides similar investment management services to other investment companies. The Board noted that TAI provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets and the TIAA-CREF Lifecycle Funds and TIAA-CREF Lifecycle Index Funds, which also have an annual management fee rate of 0.10%, which is either entirely

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	35

Renewal of investment management agreement (unaudited)

or partially waived. TAI also manages other asset allocation products, such as education savings plans (529 plans).

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Fund may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Fund may be utilized as investment options for other products and businesses of TAI and its affiliates, such as variable products and 529 education savings plans.

Synopsis

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net loss” refer to TAI incurring a loss for the services that it rendered to the Fund during 2015 under the Agreement.

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.
•	The Fund’s total expenses were in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”). The Fund did not have an Expense Group or Expense Universe with respect to its actual management fee rate and contractual management fee rate because no such fees are charged.

36	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes for the one-, three- and five-year periods. The Fund was in the 1st, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits TAI might have earned with respect to the underlying funds that are also managed by TAI in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	37

Important tax information (unaudited)

For the year ended May 31, 2016, the Fund designates $26,456,962 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended May 31, 2016, the Fund designates 33.59% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2016, the Fund designates 20.71% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2016, the Managed Allocation Fund received income of $1,706,108 ($0.02723 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $178,527 ($0.00285 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2016, which will be reported in conjunction with your 2016 Form 1099-DIV.

By early 2017, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

38	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

TIAA-CREF Managed Allocation Fund ■ 2016 Annual Report	39

Additional information about index providers (unaudited)	concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

40	2016 Annual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC, Teachers Personal Investors Services, Inc., and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended May 31, 2016 and May 31, 2015, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $365,765 and $360,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended May 31, 2016 and May 31, 2015, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2016 and May 31, 2015, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended May 31, 2016 and May 31, 2015, PwC’s aggregate fees for tax services billed to the Registrant were $336,000 and $333,000, respectively.

For the fiscal years ended May 31, 2016 and May 31, 2015, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0.

4(d) All Other Fees.

For the fiscal years ended May 31, 2016 and May 31, 2015, PwC’s aggregate fees for all other services billed to the Registrant were $12,500 and $9,000, respectively.

For the fiscal years ended May 31, 2016 and May 31, 2015, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2016 and May 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2016 and May 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2016 and May 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2016 and May 31, 2015 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2016 and May 31, 2015 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2016 and May 31, 2015 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2016 and May 31, 2015, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $332,960 and $394,625, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 19, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 19, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and president (principal executive officer)

Dated: July 19, 2016	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer